                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                   Investment Company Act file number: 811-214

                           SENTINEL GROUP FUNDS, INC.
               (Exact name of registrant as specified in charter)

                 National Life Drive, Montpelier, Vermont 05604
               (Address of principal executive offices) (zip code)

                            Sentinel Advisors Company
                 National Life Drive, Montpelier, Vermont 05604
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (802) 229-3900

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2004 - May 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------

                                 Sentinel Funds
                              Semi - Annual Report
                                  May 31, 2005

                             [GRAPHIC APPEARS HERE]

[GRAPHIC     Sentinel Group Funds, Inc. (SGF)
 APPEARS     Sentinel Pennsylvania
  HERE]      Tax-Free Trust (PA)

             National Life Drive,
             Montpelier, Vermont 05604

             (800) 282-FUND (3863)

             -------------------------------------------------------------------
             Table of Contents

              2   Message to Shareholders
              4   Understanding your Sentinel Funds Financial Statements
              5   Sentinel Investment Team
              6   Fund Performance
              7   Actual and Hypothetical Expenses for Comparison Purposes
             10   Sentinel Flex Cap Opportunity Fund
             11   Sentinel Small Company Fund
             13   Sentinel Mid Cap Growth Fund
             15   Sentinel Core Mid Cap Fund
             16   Sentinel International Equity Fund
             18   Sentinel Growth Index Fund
             20   Sentinel Common Stock Fund
             22   Sentinel Balanced Fund
             25   Sentinel High Yield Bond Fund
             28   Sentinel Capital Markets Income Fund
             32   Sentinel Bond Fund
             34   Sentinel Tax-Free Income Fund
             36   Sentinel New York Tax-Free Income Fund
             38   Sentinel Pennsylvania Tax-Free Trust
             40   Sentinel Government Securities Fund
             42   Sentinel Short Maturity Government Fund
             46   Sentinel U.S. Treasury Money Market Fund
             48   Statement of Assets and Liabilities
             52   Statement of Operations
             54   Statement of Changes in Net Assets
             60   Financial Highlights
             74   Notes to Financial Statements
             82   Information and Services for Shareholders
             85   Directors/Trustees and Officers

Message to Shareholders

The Economy
After three straight years of economic growth, why do we not feel like celebrating? The Fed, always ready to take the punch bowl away at the height of the party, has steadily hiked interest rates over the last 12 months, with a subsequent quarter point hike on June 30, 2005. Their concern was producer price inflation, especially higher energy commodity prices, and a desire to take some froth out of the housing market. Residential real estate prices rose 11.2% over the last year. This has had two major effects. One, individuals took on excessive debt servicing loads in expectation of further capital appreciation of their homes, and two, the "wealth effect", whereby consumers feel more confident to spend, has kept consumers, well...consuming. But despite the Fed's moves, the economy has been resilient, with modest consumer price inflation, low unemployment rate and steady wage growth.

     Some parts of the economy continue to show signs of stress. The trade and budget deficits and higher oil prices have caused dollar bears and professional economists some hand wringing. Short-term interest rates tripled from May 2004 to May 2005, but the bond market rallied, with 10-year rates declining and the spread between borrowing money for three months and 10 years falling from 359 basis points to 104 basis points. As of May 31, the rate on six-month Treasuries yielded only 87 basis points less than the yield for 10-year notes. The long bond, artificially held in short supply by the Treasury, became one of the hottest investments this year and the bond market made a strong start to the year. We see this as confidence that the economy is operating within capacity, that inflation will remain low and that the economy can sustain consumer and capital spending. The equity market shares our view: after a bumpy start to the year, the major equity indices rallied from March on with large-, mid- and small-capitalization stocks returning positive results.

     While past performance is no guarantee of future results, two lessons stand out from the last six months. One, timing of returns is unpredictable and often confounds experts, market practitioners and Central Bankers alike. Two, remaining fully invested in multiple asset classes, over time, tends to win.

     At Sentinel, we understand companies and the securities they issue. We rely on fundamental analysis to drive our investment results. This helps us through periods when signals are mixed and markets without strong direction. Stocks are selling at less than 16 times next year's projected earnings. Attractive enough, in our view, to remain invested in leading world and U.S. businesses.

The Equity Markets

The equity markets got off to a tough start in 2005, with the S&P 500 Index dropping 2.2% in the first quarter of 2005. April brought no relief as the markets weakened further due to worries about corporate profits and the economy. The markets rallied off oversold conditions in May, with the S&P 500 Index gaining 3.2% for the month, narrowing its year-to-date deficit to less than one percent.

     High energy commodity prices provided a tailwind for energy-related shares during the early part of 2005, and all Sentinel equity funds benefited from significant exposure to this sector. Interest-rate concerns began to impact many rate-sensitive areas such as financials and, in combination with higher food and energy costs and a lack of tax cut stimulus versus the same period last year, some consumer cyclical areas, such as the automotive industry, fared poorly, with GM and Ford largely responsible. Technology fundamentals have remained somewhat mixed, although indications that cash-rich corporations could increase capital expenditures have the potential to benefit both technology and industrial sector profits as 2005 unfolds.

     In May, we not only saw a rally in the markets but a significant reversal in sector leadership. Through the end of April the two worst-performing sectors were Consumer Discretionary and Information Technology. However, in May these two sectors were the best performers, with Consumer Discretionary and Information Technology up 6% and 8%, respectively. Through the end of April, Energy and Utilities were the best-performing sectors; in May, both were clear underperformers.

     Performance based on market capitalization has broken the trends seen in recent years, where small-caps have outperformed mid-caps and mid-caps have topped large-caps. Mid-cap stocks, represented by the S&P 400 Index, achieved a positive return through May, while large-cap and small-cap stocks were still in negative territory.

     We believed stock market valuation levels were not excessive, particularly relative to the earnings growth and free cash-flow generating potential of many high quality companies, and continued interest rate increases have restrained price/earnings multiples.

     Fitting well with our approach at Sentinel, we believe it will remain a stock picker's market as the economy and the markets seek direction. By focusing on having well diversified portfolios of high quality holdings, with an ever-conscious eye on valuation, we hope to continue to reward our shareholders with strong long-term performance.

The Fixed-Income Markets

The bond market began 2005 on a fairly optimistic note as early economic growth and employment statistics were slightly weaker than expected and the inflation data remained benign. However, in

February, the bond market once again reversed course, with stronger-than-expected growth and inflation data eliminating January's good performance. During the period, the Federal Reserve Board raised the Federal Funds Rate in December, February, and twice in March, for a total increase of 100 basis points, to 3.00%, the highest level since September 2001.

     The latter part of the period saw significant improvement in the overall tone of the bond market. Weaker-than-expected U.S. economic growth, coupled with strong demand from foreign central banks and a massive short position by domestic speculators, triggered a powerful rally in the U.S. Treasury market. May was a good month for bonds as interest rates fell, with the U.S. Treasury 10-year Note closing below 4% for the first time since October 2004. The U.S. Treasury yield curve continues to flatten sharply and is now extremely flat by historical standards.

     In terms of sector performance, for the six months ending May 31, 2005, the U.S. Treasury market was the best-performing fixed-income sector. According to Lehman Brothers, the U.S. Treasury Index returned 3.59%, followed by the Corporate Bond Index at 2.92%, and the Mortgage-Backed Securities (MBS) Index at 2.50%, while the High Yield Index posted a return of 0.64%. On the tax-exempt side, the Lehman Municipal Index was up 3.51%. During the period, higher-quality securities generally have outperformed lower-quality ones and longer maturity securities have vastly outperformed short-and-intermediate securities as the yield curve has flattened.

     Over the 6-month period ending May 31, 2005, the Sentinel Fixed-Income Funds lagged in relative performance as compared to their Lehman Indices. On the taxable side, the Sentinel Government Securities Fund returned 2.85% versus a 2.50% return on the Lehman MBS Index. The Sentinel Bond Fund's total return was 2.87% versus a 2.90% return for the Lehman Aggregate Index. The Sentinel Short Maturity Government Fund returned 0.82% over the period while the Lehman 1-3 year Government Index returned 0.96%. The Funds' relative underperformance was a function of expenses, shorter durations, and relative overweight to the MBS sector.

     On the tax-exempt side, the Sentinel Tax-Free Income Fund, Sentinel Pennsylvania Tax-Free Trust and Sentinel New York Tax-Free Income Fund returned 1.81%, 2.13% and 2.23% respectively, versus a 3.51% total return for the Lehman Municipal Index. Their underperformance can be attributed to their expenses and relative shorter durations.

     Going forward, we believe the bond market once again has gotten itself into a position of high risk and is vulnerable to another major sell-off. With the yield curve so flat by historical standards and with interest rates relatively low -particularly in 10-year maturity and longer securities - investors are being paid very little incremental yield to carry long durations. There is increased speculation that the Federal Reserve Board is nearing an end to its interest rate increases, although they have said that they view monetary policy as still being accommodative. Our view is that the bond market has already priced in the termination of the tightening by the Fed, and could be very disappointed should they go beyond expectations. We plan to continue to reduce the interest-rate sensitivity of Sentinel's fixed-income funds, as investors are not being paid to assume duration risk.

Reorganizations Approved

On June 9, 2005, the Sentinel Funds Board of Directors approved the reorganization of the Sentinel Bond Fund into the Sentinel Government Securities Fund, Sentinel Core Mid Cap Fund into the Sentinel Mid Cap Growth Fund, and Sentinel Growth Index Fund into the Sentinel Flex Cap Opportunity Fund, subject to shareholder approval. A proxy statement describing the reorganizations in more detail will be mailed to record date shareholders in late July 2005.

Sincerely,

/s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer

Understanding your Sentinel Funds Financial Statements

(1) Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

     .    a list of each investment
     .    the number of shares/par amount of each stock, bond or short-term note
     .    the market value of each investment
     .    the percentage of investments in each industry
     .    the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

     Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund Operations include:

     .    income earned from investments
     .    management fees and other expenses
     . gains or losses from selling investments (known as realized gains or losses)
     . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets

These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

     . operations - a summary of the Statement of Operations for the most recent period
     .    distributions - income and gains distributed to shareholders
     . capital share transactions - shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights

These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

     .    share price at the beginning of the period
     .    investment income and capital gains or losses
     .    income and capital gains distributions paid to shareholders
     .    share price at the end of the period

It also includes some key statistics for the period:

     . total return - the overall percentage return of the fund, assuming reinvestment of all distributions
     . expense ratio - operating expenses as a percentage of average net assets
     . net income ratio - net investment income as a percentage of average net assets
     . portfolio turnover - the percentage of the portfolio that was replaced during the period.

The Sentinel Investment Team

[GRAPHIC APPEARS HERE]

"Today's Sentinel Investment Team represents some of the finest asset management talent in the industry. It gives me great pleasure to present them to you in this Semi-Annual Report dated May 31, 2005, our 71st year of operations.

Our team approach, which aligns portfolio managers directly with dedicated investment analysts, has helped create a great deal of value for shareholders. We pride ourselves on understanding companies and the securities they issue. We rely on fundamental analysis to drive our investment results. This helps us through periods when signals are mixed and markets without strong direction. We believe in this approach, and that it should continue to reward shareholders over time."

Christian W. Thwaites
President and Chief Executive Officer

Standing, left to right:

Christian W. Thwaites, President & Chief Executive Officer;
David M. Brownlee, CFA, Senior Vice President & Manager - Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund; Co-Manager - Sentinel Bond Fund, Sentinel Balanced Fund;
Peter W. Lert, Ph.D., CFA, Vice President & Senior Quantitative Analyst; Manager - Sentinel Growth Index Fund;
Thomas H. Brownell, CFA, Senior Vice President & Director, Bond Research; Kenneth J. Hart, Vice President and Manager - Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund, Sentinel Pennsylvania Tax-Free Trust; Co-Manager - Sentinel Bond Fund;
Charles C. Schwartz, CFA, Senior Vice President & Manager - Sentinel Small Company Fund, Sentinel Core Mid Cap Fund;
Hilary T. Roper, CFA, Equity Analyst;
Carole M. Hersam, CFA, Vice President - Marketing & Product Development;
Daniel J. Manion, CFA, Senior Vice President & Manager - Sentinel Common Stock Fund; Co-Manager - Sentinel Balanced Fund;
Bruce R. Bottamini, CFA, Vice President - Fixed Income Research;
Robert L. Lee, CFA, Senior Vice President & Manager - Sentinel Mid Cap Growth Fund, Sentinel Flex Cap Opportunity Fund;
John D. Kords, Assistant Equity Trader;
Daniel E. Gass, CFA, Vice President - Fixed Income Research;
Karissa A. McDonough, CFA, Assistant Vice President - Fixed Income Research; Vincent F. Damasco, CFA, Assistant Vice President & Equity Analyst;
Cleopatra Murphy, CFA, Assistant Vice President & Equity Analyst;

[GRAPHIC APPEARS HERE]  Darlene A. Coppola   [GRAPHIC APPEARS HERE]  Joseph A. Feeney   [GRAPHIC APPEARS HERE]  Betsy G. Pecor, CFA
                        Money Market Trader                          Vice President                             Vice President
                        & Manager -                                  & Head Equity                              & Equity Analyst
                        Sentinel U.S.                                Trader
                        Treasury
                        Money Market Fund

Fund Performance

Performance data for each Sentinel Fund share class is provided in this table.

Financial data is contained in the following pages.

                                                                 For the period from
                                                              12/01/04 through 05/31/05
                                                ---------------------------------------------------
                                                05/31/05
                                                Net Asset                  Capital
Sentinel                  Fund        Nasdaq    Value Per     Income       Gain             Total
Fund                      Class       Symbol    Share         Dividends    Distributions    Return*
---------------------------------------------------------------------------------------------------
Flex Cap Opportunity      A Shares    SCOAX     $     4.53    $       -    $          -      -1.09%
                          B Shares    SFCBX           4.28            -               -      -1.83
                          C Shares    SFOCX           4.30            -               -      -1.83
Small Company             A Shares    SAGWX           7.37            -            0.49       0.53
                          B Shares    SESBX           6.48            -            0.49       0.14
                          C Shares    SSCOX           7.09            -            0.49       0.13
Mid Cap Growth            A Shares    SNTNX          14.84            -               -      -0.87
                          B Shares    SMGBX          13.66            -               -      -1.37
                          C Shares    SMGCX          13.87            -               -      -1.49
Core Mid Cap              A Shares    SCRRX          22.48            -               -       3.64
                          B Shares    SCBRX          22.13            -               -       2.79
                          C Shares    SCCRX          22.14            -               -       2.79
International Equity      A Shares    SWRLX          17.07         0.17               -       1.08
                          B Shares    SEWBX          16.73            -               -       0.42
                          C Shares    SWFCX          16.80            -               -       0.48
Growth Index              A Shares    SIDAX          14.74         0.19               -       2.54
                          B Shares    SBGRX          14.31         0.06               -       2.00
                          C Shares    SGICX          13.64         0.02               -       1.86
Common Stock              A Shares    SENCX          29.29         0.17            2.80       3.35
                          B Shares    SNCBX          28.79         0.04            2.80       2.88
                          C Shares    SCSCX          28.70         0.04            2.80       2.84
Balanced                  A Shares    SEBLX          16.35         0.18            0.82       3.15
                          B Shares    SEBBX          16.42         0.11            0.82       2.76
                          C Shares    SBACX          16.37         0.10            0.82       2.72
                          D Shares    SBLDX          16.33         0.14            0.82       3.02
High Yield Bond           A Shares    SEHYX           8.00         0.28               -      -0.91
                          B Shares    SYLBX           7.98         0.24               -      -1.36
                          C Shares    SHBCX           8.08         0.23               -      -1.28
Capital Markets Income    A Shares    SECMX          11.48         0.22            0.23       0.94
                          B Shares    SMKBX          11.45         0.18            0.23       0.49
                          C Shares    SMKCX          11.45         0.19            0.23       0.59
Bond                      A Shares    SNBDX           6.25         0.14               -       2.87
                          B Shares    SEDBX           6.26         0.11               -       2.22
Tax-Free Income           A Shares    SETIX          13.06         0.21            0.24       1.81
New York Tax-Free         A Shares    SYIAX          12.42         0.21               -       2.23
 Income
Pennsylvania Tax-Free     A Shares    SPATX          13.11         0.20            0.07       2.13
 Trust
Government Securities     A Shares    SEGSX          10.49         0.22               -       2.85
Short Maturity            A Shares    SSIGX           9.25         0.20               -       0.82
 Government
                          S Shares**  SSSGX           9.24         0.09               -       0.41
U.S. Treasury Money       A Shares    SNTXX           1.00       0.0078               -       0.78
 Market
                          B Shares    SUBXX           1.00       0.0063               -       0.64

Standard & Poor's 500 +                                 --           --              --       2.42
Lehman Aggregate Bond Index ++                          --           --              --       2.90
Lehman Municipal Bond Index +++                         --           --              --       3.51

----------
* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values without regard to sales charges. Past performance is no guarantee of future results.
**   Commenced operations March 4, 2005.
+    An unmanaged index of stocks reflecting average prices in the stock market.
++   An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

Actual and Hypothetical Expenses for Comparison Purposes

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/04 through 05/31/05.

Actual Expenses

The first line of each share class in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid from 12/01/04 through 05/31/05" to estimate the expenses you paid on your account during this period.

..    Certain Account Fees and Minimum Account Size Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period and the actual expenses for the period will be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months.

     This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

..    Miscellaneous Recurring Fee AG&T Custodial Accounts - Annual Custodial
Fee per Social Security Number $15.00

..    Recurring Fees for Services for Employee Benefit Plans Sentinel Service
offers participant record keeping services to employer sponsored retirement plans such as 401(k), pension or profit sharing plans. Services include the ability to support valuation plans with internet and automated telephone services with access to plan and participant level information for the sponsor, plan participants, plan administrators and registered representatives.

     Plans which elect to utilize the services will be assessed an annual service fee for each participant account, in the amounts shown below.

Average Account Value                              Fee Per Participating Account
$0 - $1,000 ..............................................................$20.00
$1000 - $2,999 ...........................................................$10.00
$3,000 and over ..........................................................No Fee

Hypothetical Example for Comparison Purposes

The second line of each share class in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.

More detailed expense data is contained in the following pages.

                                                                   Beginning     Ending                    Expenses Paid
                                      Total           Total        Account       Account      Annualized   from 12/01/04
                                      Return          Return       Value         Value        Expense      through
Sentinel Fund           Fund Class    Description     Percentage   12/01/04      05/31/05     Ratio        05/31/05*
------------------------------------------------------------------------------------------------------------------------
Flex Cap Opportunity    A Shares      Actual            -1.09%     $  1,000.00   $   989.08      1.77%      $     8.80
                                      Hypothetical**     1.61%        1,000.00     1,016.13      1.77%            8.92
                        B Shares      Actual            -1.83%        1,000.00       981.65      2.82%           13.96
                                      Hypothetical**     1.09%        1,000.00     1,010.88      2.82%           14.16
                        C Shares      Actual            -1.83%        1,000.00       981.74      2.86%           14.15
                                      Hypothetical**     1.07%        1,000.00     1,010.68      2.86%           14.36
Small Company           A Shares      Actual             0.53%        1,000.00     1,005.30      1.13%            5.65
                                      Hypothetical**     1.93%        1,000.00     1,019.35      1.13%            5.69
                        B Shares      Actual             0.14%        1,000.00     1,001.41      2.03%           10.11
                                      Hypothetical**     1.49%        1,000.00     1,014.87      2.03%           10.18
                        C Shares      Actual             0.13%        1,000.00     1,001.33      1.93%            9.65
                                      Hypothetical**     1.53%        1,000.00     1,015.33      1.93%            9.71
Mid Cap Growth          A Shares      Actual            -0.87%        1,000.00       991.32      1.22%            6.03
                                      Hypothetical**     1.89%        1,000.00     1,018.92      1.22%            6.12
                        B Shares      Actual            -1.37%        1,000.00       986.28      2.27%           11.24
                                      Hypothetical**     1.36%        1,000.00     1,013.65      2.27%           11.40
                        C Shares      Actual            -1.49%        1,000.00       985.09      2.59%           12.81
                                      Hypothetical**     1.21%        1,000.00     1,012.06      2.59%           12.99
Core Mid Cap            A Shares      Actual             3.64%        1,000.00     1,036.42      1.34%            6.83
                                      Hypothetical**     1.83%        1,000.00     1,018.28      1.34%            6.77
                        B Shares      Actual             2.79%        1,000.00     1,027.87      2.98%           15.07
                                      Hypothetical**     1.01%        1,000.00     1,010.10      2.98%           14.93
                        C Shares      Actual             2.79%        1,000.00     1,027.86      3.03%           15.29
                                      Hypothetical**     0.99%        1,000.00     1,009.87      3.03%           15.16
International Equity    A Shares      Actual             1.08%        1,000.00     1,010.77      1.31%            6.57
                                      Hypothetical**     1.84%        1,000.00     1,018.44      1.31%            6.60
                        B Shares      Actual             0.42%        1,000.00     1,004.20      2.45%           12.27
                                      Hypothetical**     1.27%        1,000.00     1,012.73      2.45%           12.32
                        C Shares      Actual             0.48%        1,000.00     1,004.78      2.46%           12.28
                                      Hypothetical**     1.27%        1,000.00     1,012.71      2.46%           12.33
Growth Index            A Shares      Actual             2.54%        1,000.00     1,025.36      0.78%            3.96
                                      Hypothetical**     2.11%        1,000.00     1,021.08      0.78%            3.95
                        B Shares      Actual             2.00%        1,000.00     1,020.05      1.76%            8.85
                                      Hypothetical**     1.62%        1,000.00     1,016.22      1.76%            8.83
                        C Shares      Actual             1.86%        1,000.00     1,018.55      2.16%           10.86
                                      Hypothetical**     1.42%        1,000.00     1,014.21      2.16%           10.83
Common Stock            A Shares      Actual             3.35%        1,000.00     1,033.51      1.05%            5.32
                                      Hypothetical**     1.97%        1,000.00     1,019.75      1.05%            5.29
                        B Shares      Actual             2.88%        1,000.00     1,028.80      2.00%           10.13
                                      Hypothetical**     1.50%        1,000.00     1,014.98      2.00%           10.07
                        C Shares      Actual             2.84%        1,000.00     1,028.45      2.10%           10.61
                                      Hypothetical**     1.45%        1,000.00     1,014.51      2.10%           10.54

----------
* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183)/365 (or 366).
**   Hypothetical assumes a 5.00% annual return less expenses for the period.

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.
More detailed expense data is contained in the following pages.

                                                                   Beginning     Ending                    Expenses Paid
                                      Total           Total        Account       Account      Annualized   from 12/01/04
                                      Return          Return       Value         Value        Expense      through
Sentinel Fund           Fund Class    Description     Percentage   12/01/04      05/31/05     Ratio        05/31/05*
------------------------------------------------------------------------------------------------------------------------
Balanced                A Shares      Actual             3.15%     $  1,000.00   $ 1,031.52      1.14%      $     5.79
                                      Hypothetical**     1.93%        1,000.00     1,019.29      1.14%            5.75
                        B Shares      Actual             2.76%        1,000.00     1,027.56      2.05%           10.34
                                      Hypothetical**     1.48%        1,000.00     1,014.77      2.05%           10.28
                        C Shares      Actual             2.72%        1,000.00     1,027.20      2.13%           10.76
                                      Hypothetical**     1.44%        1,000.00     1,014.35      2.13%           10.70
                        D Shares      Actual             3.02%        1,000.00     1,030.19      1.45%            7.34
                                      Hypothetical**     1.78%        1,000.00     1,017.75      1.45%            7.29
High Yield Bond         A Shares      Actual            -0.91%        1,000.00       990.88      1.21%            5.98
                                      Hypothetical**     1.90%        1,000.00     1,018.97      1.21%            6.07
                        B Shares      Actual            -1.36%        1,000.00       986.40      2.15%           10.66
                                      Hypothetical**     1.42%        1,000.00     1,014.24      2.15%           10.81
                        C Shares      Actual            -1.28%        1,000.00       987.16      2.18%           10.79
                                      Hypothetical**     1.41%        1,000.00     1,014.11      2.18%           10.93
Capital Markets Income  A Shares      Actual             0.94%        1,000.00     1,009.38      1.16%            5.82
                                      Hypothetical**     1.92%        1,000.00     1,019.19      1.16%            5.85
                        B Shares      Actual             0.49%        1,000.00     1,004.86      1.99%            9.95
                                      Hypothetical**     1.50%        1,000.00     1,015.05      1.99%           10.00
                        C Shares      Actual             0.59%        1,000.00     1,005.90      1.89%            9.47
                                      Hypothetical**     1.55%        1,000.00     1,015.53      1.89%            9.52
Bond                    A Shares      Actual             2.87%        1,000.00     1,028.67      0.98%            4.95
                                      Hypothetical**     2.01%        1,000.00     1,020.10      0.98%            4.93
                        B Shares      Actual             2.22%        1,000.00     1,022.19      2.00%           10.10
                                      Hypothetical**     1.50%        1,000.00     1,014.98      2.00%           10.06
Tax-Free Income         A Shares      Actual             1.81%        1,000.00     1,018.06      0.95%            4.78
                                      Hypothetical**     2.02%        1,000.00     1,020.25      0.95%            4.79
New York                A Shares      Actual             2.23%        1,000.00     1,022.35      0.91%            4.61
 Tax-Free Income                      Hypothetical**     2.04%        1,000.00     1,020.43      0.91%            4.61
Pennsylvania            A Shares      Actual             2.13%        1,000.00     1,021.32      1.24%            6.27
 Tax-Free Trust                       Hypothetical**     1.88%        1,000.00     1,018.78      1.24%            6.26
Government Securities   A Shares      Actual             2.85%        1,000.00     1,028.54      1.00%            5.04
                                      Hypothetical**     2.00%        1,000.00     1,020.02      1.00%            5.02
Short Maturity          A Shares      Actual             0.82%        1,000.00     1,008.23      1.08%            5.43
 Government                           Hypothetical**     1.96%        1,000.00     1,019.58      1.08%            5.46
                        S Shares      Actual             0.41%        1,000.00     1,004.14      1.45%            7.27
                                      Hypothetical**     1.77%        1,000.00     1,017.73      1.45%            7.32
U.S. Treasury           A Shares      Actual             0.78%        1,000.00     1,007.83      0.76%            3.83
 Money Market                         Hypothetical**     2.12%        1,000.00     1,021.18      0.76%            3.85
                        B Shares      Actual             0.64%        1,000.00     1,006.36      1.48%            7.41
                                      Hypothetical**     1.76%        1,000.00     1,017.60      1.48%            7.45

----------

* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183)/365 (or 366).
**   Hypothetical assumes a 5.00% annual return less expenses for the period.

Sentinel Flex Cap Opportunity Fund
--------------------------------------------------------------------------------

Sector Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                    Materials                        2.4%
                    Information Technology          27.1%
                    Industrials                     10.6%
                    Telecommunication Services       1.2%
                    Cash and Other                  -0.7%
                    Consumer Discretionary          12.0%
                    Consumer Staples                12.4%
                    Energy                           0.8%
                    Financials                       7.4%
                    Health Care                     26.8%

Top Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
Wellpoint, Inc.                                                             2.6%
Procter & Gamble Co.                                                        2.5%
PepsiCo, Inc.                                                               2.4%
Pfizer, Inc.                                                                2.4%
United Technologies Corp.                                                   2.3%
UnitedHealth Group, Inc.                                                    2.2%
EMC Corp.                                                                   2.2%
Boeing Co.                                                                  2.2%
Merck & Co., Inc.                                                           2.1%
Walgreen Co.                                                                2.1%
                                                                        -------
  Total of Net Assets*                                                     23.0%
                                                                        -------
----------
*    Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                                      Value
                                                        Shares       (Note 1)
-------------------------------------------------------------------------------
   Common Stocks 100.7%
   Consumer Discretionary 12.0%
*  Bed Bath & Beyond, Inc.                              12,000   $      487,800
   Best Buy Co., Inc.                                    2,470          134,442
*  Comcast Corp.- Class A                                6,400          206,080
   Home Depot, Inc.                                     13,140          517,059
   Leggett & Platt, Inc.                                11,200          298,368
   Marriott Int'l., Inc. - Class A                       2,400          162,096
   Staples, Inc.                                        20,250          435,983
   Target Corp.                                          5,040          270,648
*  Timberland Co. - Class A                             10,400          383,344
   TJX Cos.                                             11,540          264,612
*  Urban Outfitters, Inc.                                2,800          149,352
                                                                 --------------
                                                                      3,309,784
                                                                 --------------
   Consumer Staples 12.4%
   Coca-Cola Co.                                        10,200          455,226
   Costco Wholesale Corp.                                3,340          151,703
   CVS Corp.                                             9,500          521,075
   PepsiCo, Inc.                                        12,000          675,600
   Procter & Gamble Co.                                 12,700          700,405
   Walgreen Co.                                         12,500          566,750
   Whole Foods Market, Inc.                              1,500          178,470
   Wrigley (Wm.) Jr. Co.                                 2,500          170,675
                                                                 --------------
                                                                      3,419,904
                                                                 --------------
   Energy 0.8%
   Schlumberger Ltd.                                     3,400          232,458
                                                                 --------------
   Financials 7.4%
   American Express Co.                                  9,000          484,650
   Citigroup, Inc.                                       4,500          211,995
*  First Marblehead Corp.                                6,300          281,295
   J.P. Morgan Chase & Co.                               5,700          203,775
   Legg Mason, Inc.                                      4,600          378,028
   SLM Corp.                                             6,370          307,480
   T. Rowe Price Group, Inc.                             2,900          173,014
                                                                 --------------
                                                                      2,040,237
                                                                 --------------
   Health Care 26.8%
   Abbott Labs                                           4,700          226,728
*  Amgen, Inc.                                           5,940          371,725
   Beckman Coulter, Inc.                                 4,300          301,258
   Bristol-Myers Squibb Co.                             10,000          253,600
*  Caremark Rx, Inc.                                     4,100          183,106
*  Cerner Corp.                                          8,100          529,335
*  Endo Pharmaceuticals Holdings, Inc.                  17,600          357,280
   Johnson & Johnson                                     8,240          552,904
*  Laboratory Corp. of America Holdings                  9,000          436,050
   Lilly, Eli & Co.                                      5,600          326,480
*  Medco Health Solutions, Inc.                          4,100          205,000
   Medtronic, Inc.                                       5,700          306,375
   Merck & Co., Inc.                                    17,500          567,700
*  Patterson Cos., Inc.                                  5,200          236,028
   Pfizer, Inc.                                         23,900          666,810
   Teva Pharmaceutical Industries Ltd. (ADR)            13,900          463,843
   UnitedHealth Group, Inc.                             12,480          606,278
*  Varian Medical Systems, Inc.                          3,000          112,830
*  Wellpoint, Inc.                                       5,290          703,570
                                                                 --------------
                                                                      7,406,900
                                                                 --------------
   Industrials 10.6%
   Boeing Co.                                            9,300          594,270
   General Dynamics Corp.                                2,300          248,354
   General Electric Co.                                 15,530          566,534
   Goodrich Corp.                                        5,000          209,300
   Honeywell Int'l., Inc.                                3,100          112,313
   Republic Services, Inc.                               7,870          279,228
   Tyco Int'l. Ltd                                       9,500          274,835
   United Technologies Corp.                             5,900          629,530
                                                                 --------------
                                                                      2,914,364
                                                                 --------------
   Informational Technology 27.1%
   Adobe Systems, Inc.                                   5,000          165,300
*  Amdocs Ltd.                                          14,500          395,125
*  Apple Computer, Inc.                                  6,000          238,260
*  Broadcom Corp. - Class A                             12,640          448,594
*  Cisco Systems, Inc.                                  17,010          329,654
*  CheckFree Corp.                                       5,800          216,514
*  Cognizant Technology Solutions - Class A              3,400          163,200
*  Dell, Inc.                                           11,960          477,084
*  EMC Corp.                                            42,700          600,362
*  Fiserv, Inc.                                          9,940          427,420
   Intel Corp.                                          16,800          452,424
   Int'l. Business Machines                              3,400          256,870
*  Jabil Circuit, Inc.                                  13,700          400,451
*  Juniper Networks, Inc.                                4,000          102,560
   KLA-Tencor Corp.                                      7,300          331,493
*  Lexmark Int'l. - Class A                              2,500          171,100
   Maxim Integrated Products, Inc.                       7,190          283,286
   Microchip Technology, Inc.                            6,000          177,840
   Microsoft Corp.                                      10,000          258,000
*  Network Appliance, Inc.                              11,600          333,616
*  Oracle Corp.                                         38,140          488,955
   Qualcomm, Inc.                                        7,500          279,450
   Texas Instruments                                    17,270          477,343
                                                                 --------------
                                                                      7,474,901
                                                                 --------------
   Materials 2.4%
   DuPont, E.I. de Nemours & Co.                         4,400          204,644
   Praxair, Inc.                                         9,500          445,265
                                                                 --------------
                                                                        649,909
                                                                 --------------
   Telecommunication Services 1.2%
*  Nextel Partners, Inc. - Class A                      14,500          344,375
                                                                 --------------
   Total Common Stocks
     (Cost $25,502,977)**                                            27,792,832
   Excess of Liabilities Over Other Assets                (0.7%)       (195,884)
                                                                 --------------
   Net Assets                                                    $   27,596,948
                                                                 ==============
----------
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $2,289,855 of which $2,667,437 related to appreciated securities and $377,582 related to depreciated securities. (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.
10

Sentinel Small Company Fund
--------------------------------------------------------------------------------

Sector Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                      Information Technology      17.0%
                      Industrials                 18.5%
                      Health Care                 14.7%
                      Materials                    4.8%
                      Cash and Other               4.9%
                      Consumer Discretionary      16.8%
                      Consumer Staples             4.0%
                      Energy                       7.6%
                      Financials                  11.7%

Top Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
Waste Connections, Inc.                                                     2.1%
Timberland Co. - Class A                                                    2.0%
Superior Energy Services, Inc.                                              1.9%
Biosite, Inc.                                                               1.9%
HCC Insurance Holdings, Inc.                                                1.8%
RLI Corp.                                                                   1.8%
Regis Corp.                                                                 1.7%
Clarcor, Inc.                                                               1.7%
Church & Dwight, Inc.                                                       1.6%
Rare Hospitality Int'l., Inc.                                               1.6%
                                                                        -------
  Total of Net Assets*                                                     18.1%
                                                                        -------
----------
*    Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 95.1%
   Consumer Discretionary 16.8%
*  A.C. Moore Arts & Crafts, Inc.                      525,000   $    15,624,000
   ADVO, Inc.                                          550,000        17,077,500
*  Ann Taylor Stores Corp.                             665,000        17,130,400
   Brookfield Homes Corp.                              203,800         9,346,268
*  Fossil, Inc.                                        780,000        16,653,000
   Harte-Hanks, Inc.                                   550,000        16,109,500
   K-Swiss, Inc. - Class A                             625,000        20,062,500
*  Quicksilver, Inc.                                   605,700         9,642,744
*  Rare Hospitality    Int'l., Inc.                    665,000        20,634,950
   Regis Corp.                                         600,000        22,668,000
   Ruby Tuesday, Inc.                                  675,000        17,070,750
*  Timberland Co. - Class A                            710,000        26,170,600
   Unifirst Corp.                                      350,000        12,810,000
                                                                 ---------------
                                                                     221,000,212
                                                                 ---------------
   Consumer Staples 4.0%
*  BJ's Wholesale Club, Inc.                           500,000        15,075,000
   Casey's General Stores, Inc.                        800,000        14,432,000
*  Central Garden & Pet Co.                             30,439         1,349,970
   Church & Dwight, Inc.                               590,000        21,334,400
                                                                 ---------------
                                                                      52,191,370
                                                                 ---------------
   Energy 7.6%
   Cabot Oil & Gas Corp.                               345,000        10,815,750
*  Core Laboratories                                   684,600        17,183,460
*  Remington Oil & Gas Corp.                           550,000        17,050,000
*  Superior Energy Services, Inc.                    1,610,000        25,196,500
*  TETRA Technologies, Inc.                            550,000        15,180,000
   Western Gas Resources, Inc.                         465,000        14,912,550
                                                                 ---------------
                                                                     100,338,260
                                                                 ---------------
   Financials 11.7%
   East West Bancorp, Inc.                             368,500        12,396,340
   First Midwest Bancorp                               540,000        18,732,600
   HCC Insurance Holdings, Inc.                        615,000        24,114,150
   Healthcare Realty Trust                             500,000        19,545,000
   Hilb Rogal & Hobbs Co.                              400,000        13,636,000
   Main Street Banks, Inc.                             465,000        12,262,050
   RLI Corp.                                           550,000        24,057,000
   UCBH Holdings, Inc.                                 945,000        16,159,500
   Wilmington Trust Corp.                              375,000        13,436,250
                                                                 ---------------
                                                                     154,338,890
                                                                 ---------------
   Health Care 14.7%
*  Advanced Neuromodulation Systems                    465,000        16,535,400
*  Andrx Corp.                                         600,000        11,988,000
*  Arthrocare Corp.                                    400,000        12,896,000
*  Bio Rad Labs, Inc. - Class A                        330,000        17,780,400
*  Biosite, Inc.                                       450,000        24,619,500
*  Cerner Corp.                                        243,800        15,932,330
*  Edwards Lifesciences Corp                           250,000        11,427,500
*  ICU Med., Inc.                                      435,000        14,341,950
*  IDX Systems Corp.                                   497,400        15,867,060
*  Integra Lifesciences Holdings                       605,000        20,219,100
*  Serologicals Corp.                                  795,000        17,084,550
*  Sybron Dental Specialties, Inc.                     385,000        14,271,950
                                                                 ---------------
                                                                     192,963,740
                                                                 ---------------
   Industrials 18.5%
   ABM Industries, Inc.                                650,000        12,395,500
   Clarcor, Inc.                                       780,000        21,910,200
   Curtiss-Wright Corp.                                235,000        12,849,800
   Donaldson Co., Inc.                                 400,000        12,840,000
*  Esco Technologies, Inc.                             200,000        16,950,000
   G&K Services, Inc. - Class A                        400,000        15,744,000
   Heartland Express, Inc.                             695,000        13,934,750
   HEICO Corp.                                         500,000         8,395,000
   IDEX Corp.                                          365,000        14,019,650
*  Moog, Inc. - Class A                                650,000        19,727,500
   MSC Industrial Direct Co. - Class A                 525,000        16,343,250
   Teleflex, Inc.                                      330,000        18,463,500
   Toro Co.                                            295,000        12,699,750
*  Waste Connections, Inc.                             740,000        27,439,200
*  West Corp.                                          550,000        19,327,000
                                                                 ---------------
                                                                     243,039,100
                                                                 ---------------
   Information Technology 17.0%
*  Activision, Inc.                                  1,275,000        20,094,000
*  Aeroflex, Inc.                                    1,125,000         9,000,000
*  Ansys, Inc.                                         300,000        10,002,000
*  Bisys Group, Inc.                                   308,700         4,723,110
*  Ceridian Corp.                                      510,000         9,725,700
*  Digital Insight Corp.                               645,000        14,022,300
*  Digitas, Inc.                                     1,750,000        19,372,500
*  FormFactor, Inc.                                    425,000        11,058,500
*  Hyperion Solutions Corp.                            200,000         8,826,000
*  Integrated Circuit Systems, Inc.                    300,000         6,357,000
*  Kronos, Inc.                                        330,000        14,902,800
*  Manhattan Associates, Inc.                          525,000        11,151,000
   Methode Electronics, Inc.                           800,000         9,552,000
*  Mettler-Toledo Int'l                                200,000         9,800,000
*  Perot Systems Corp. - Class A                     1,195,000        15,439,400
   Plantronics, Inc.                                   560,000        19,275,200
*  Rogers Corp.                                        310,000        12,830,900
*  Semtech Corp.                                       400,000         7,296,000
*  Serena Software, Inc.                               485,000         9,491,450
                                                                 ---------------
                                                                     222,919,860
                                                                 ---------------
   Materials 4.8%
   Aptargroup, Inc.                                    375,000        18,750,000
   MacDermid, Inc.                                     550,000        16,010,500
   Sensient Technologies Corp.                         800,000        16,280,000
*  The Scotts Miracle-Gro Co.                          165,000        11,710,050
                                                                 ---------------
                                                                      62,750,550
                                                                 ---------------
   Total Common Stocks
     (Cost $1,021,151,690)                                         1,249,541,982
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Small Company Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 3.9%
American Express Credit
 2.95%, 06/01/05                                        4,000M   $     4,000,000
American Express Credit
 2.97%, 06/08/05                                        4,000M         3,997,690
Chevron Oil Finance
 2.96%, 06/03/05                                        9,800M         9,798,388
Harley-Davidson
 2.97%, 06/08/05                                        5,000M         4,997,113
Northern Trust Corp.
 2.99%, 06/10/05                                        7,900M         7,894,095
Toyota Credit Corp.
 2.96%, 06/06/05                                       10,000M         9,995,889
UBS Financial Corp.
 2.98%, 06/02/05                                       10,000M         9,999,172
                                                                 ---------------
Total Corporate Short-Term Notes
 (Cost $ 50,682,347)                                                  50,682,347
                                                                 ---------------
U.S. Government Agency Obligations 0.9%
Federal Home Loan Bank
 2.93%, 06/07/05                                        8,000M         7,996,093
Federal National Mortgage
 Association
 2.9%, 06/01/05                                         3,500M         3,500,000
                                                                 ---------------
Total U.S. Government Agency Obligations
 (Cost $ 11,496,093)                                                  11,496,093
                                                                 ---------------
Total Investments
 (Cost $1,083,330,130)**                                           1,311,720,422
Excess of Other Assets Over Liabilities 0.1%                           1,316,407
                                                                 ---------------
Net Assets                                                       $ 1,313,036,829
                                                                 ===============

----------
*    Non-Income producing
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $228,390,292 of which $248,973,700 related to appreciated securities and $20,583,408 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
--------------------------------------------------------------------------------

Sector Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                    Materials                        1.8%
                    Information Technology          24.0%
                    Industrials                     11.7%
                    Telecommunication Services       1.2%
                    Utilities                        1.0%
                    Cash and Other                   0.1%
                    Consumer Discretionary          22.2%
                    Consumer Staples                 3.9%
                    Energy                           3.8%
                    Financials                       7.9%
                    Health Care                     22.4%

Top Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
Cerner Corp.                                                                2.0%
Beckman Coulter, Inc.                                                       1.6%
Affymetrix, Inc.                                                            1.6%
Teva Pharmaceutical Industries Ltd. (ADR)                                   1.6%
Timberland Co. - Class A                                                    1.5%
Noble Energy, Inc.                                                          1.5%
Portfolio Recovery Associates, Inc.                                         1.4%
Fiserv, Inc.                                                                1.4%
Jabil Circuit, Inc.                                                         1.4%
Praxair, Inc.                                                               1.4%
                                                                        -------
  Total of Net Assets*                                                     15.4%
                                                                        -------
----------
*    Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 99.9%
   Consumer Discretionary 22.2%
*  Advance Auto Parts, Inc.                             12,000   $       711,240
*  Bed Bath & Beyond, Inc.                              41,000         1,666,650
*  Bright Horizons Family Solutions, Inc.               48,600         1,798,686
*  Cheesecake Factory, Inc.                             62,000         2,189,220
*  Chico's FAS, Inc.                                    35,500         1,214,455
   Claire's Stores, Inc.                                76,700         1,808,586
*  Coach, Inc.                                          53,000         1,539,120
   Darden Restaurants, Inc.                             41,000         1,331,680
   Fortune Brands, Inc.                                 14,400         1,245,600
*  Fossil, Inc.                                         75,950         1,621,532
*  Getty Images, Inc.                                   18,700         1,399,508
*  GSI Commerce, Inc.                                   33,000           489,720
   Gtech Holdings Corp.                                 75,900         2,143,416
*  Guitar Center, Inc.                                  12,100           689,579
   Block, H & R, Inc.                                   20,000           998,400
*  Laureate Education, Inc.                             38,300         1,788,610
   Leggett & Platt, Inc.                                58,000         1,545,120
   Marriott Int'l., Inc. - Class A                      32,500         2,195,050
   Michaels Stores, Inc.                                28,000         1,179,080
   Staples, Inc.                                        82,550         1,777,302
   Station Casinos, Inc.                                29,800         1,939,980
*  Timberland Co. - Class A                             71,000         2,617,060
   TJX Cos                                              59,500         1,364,335
*  Urban Outfitters, Inc.                               17,000           906,780
   Yum Brands, Inc.                                     30,800         1,579,732
                                                                 ---------------
                                                                      37,740,441
                                                                 ---------------
   Consumer Staples 3.9%
*  Central European District Corp.                      21,800           727,030
*  Constellation Brands, Inc. - Class A                 28,000           778,680
   The Hershey Co.                                      27,900         1,791,459
   Whole Foods Market, Inc.                             16,800         1,998,864
   Wrigley (Wm.) Jr. Co.                                19,400         1,324,438
                                                                 ---------------
                                                                       6,620,471
                                                                 ---------------
   Energy 3.8%
   Devon Energy Corp.                                   21,100           968,490
*  National Oilwell Varco, Inc.                         14,929           671,805
   Noble Energy, Inc.                                   35,000         2,602,950
*  Pride Int'l., Inc.                                   17,000           383,350
*  Weatherford Int'l., Inc.                             14,300           751,751
   Williams Cos., Inc.                                  55,000         1,012,550
                                                                 ---------------
                                                                       6,390,896
                                                                 ---------------
   Financials 7.9%
*  First Marblehead Corp.                               44,700         1,995,855
   HCC Insurance Holdings, Inc.                         28,000         1,097,880
   IndyMac Bancorp, Inc.                                41,000         1,687,150
   Investors Financial Services Corp.                   18,000           746,820
   Legg Mason, Inc.                                     27,800         2,284,604
   Mercantile Bankshares Corp                            9,500           495,235
   Moody's Corp.                                        32,000         1,384,640
   SLM Corp.                                            17,500           844,725
   Synovus Financial Corp.                              54,000         1,569,780
   T. Rowe Price Group, Inc.                            21,000         1,252,860
                                                                 ---------------
                                                                      13,359,549
                                                                 ---------------
   Health Care 22.4%
*  Affymetrix, Inc.                                     49,700         2,658,453
*  Arthrocare Corp.                                     52,000         1,676,480
   Bard C.R., Inc.                                      18,500         1,262,625
*  Barr Pharmaceuticals, Inc.                           39,200         1,992,144
   Beckman Coulter, Inc.                                39,300         2,753,358
   Biomet, Inc.                                         14,800           557,812
*  Celgene Corp.                                        21,700           918,778
*  Cerner Corp.                                         51,000         3,332,850
*  Coventry Health Care, Inc.                           28,850         2,008,537
*  Endo Pharmaceuticals Holdings, Inc.                  81,600         1,656,480
*  Genzyme Corp.                                        29,900         1,865,461
*  Laboratory Corp. of America Holdings                 45,700         2,214,165
*  Lifeline Systems, Inc.                               13,700           446,072
*  Martek Biosciences Corp.                             28,700         1,073,093
*  Patterson Cos., Inc.                                 45,200         2,051,628
*  Pharmaceutical Products Dev., Inc.                   24,200         1,170,796
   Teva Pharmaceutical Industries Ltd. (ADR)            79,100         2,639,567
*  Triad Hospitals, Inc.                                38,300         1,942,576
   UnitedHealth Group, Inc.                             18,200           884,156
*  United Surgical Partners Int'l                       24,800         1,193,872
*  Varian Medical Systems, Inc.                         24,300           913,923
*  VCA Antech, Inc.                                     41,000         1,015,160
*  Wellpoint, Inc.                                      13,800         1,835,400
                                                                 ---------------
                                                                      38,063,386
                                                                 ---------------
   Industrials 11.7%
   Corporate Executive Board Co.                        23,800         1,660,764
*  Corrections Corp. of America                         55,200         1,992,720
   EDO Corp.                                            19,000           540,930
   Equifax, Inc.                                        44,000         1,526,360
   Donaldson Co., Inc.                                  44,800         1,438,080
   Goodrich Corp.                                       39,500         1,653,470
   Honeywell Int'l., Inc.                               11,500           416,645
   Oshkosh Truck Corp.                                  15,600         1,243,944
*  Portfolio Recovery Associates, Inc.                  59,800         2,356,718
   Republic Services, Inc.                              35,000         1,241,800
   Roper Industries, Inc.                               24,900         1,740,510
*  Stericycle, Inc.                                     28,500         1,414,170
   Timken Co.                                           42,300           994,050
   Toro Co.                                             19,000           817,950
*  West Corp.                                           25,100           882,014
                                                                 ---------------
                                                                      19,920,125
                                                                 ---------------
   Information Technology 24.0%
   Adobe Systems, Inc.                                  27,800           919,068
*  Altera Corp.                                         63,200         1,402,408
*  Amdocs Ltd.                                          82,500         2,248,125
*  Apple Computer, Inc.                                 36,000         1,429,560

                                              See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                                      Value
                                                        Shares       (Note 1)
-------------------------------------------------------------------------------
   Autodesk, Inc.                                       25,000   $       989,500
*  Avid Technology, Inc.                                15,900           932,376
*  Broadcom Corp. - Class A                             63,200         2,242,968
   CDW Corp.                                            30,000         1,745,400
*  CheckFree Corp.                                      43,000         1,605,190
*  Cognizant Technology Solutions - Class A             19,600           940,800
*  Fiserv, Inc.                                         54,000         2,322,000
*  FormFactor, Inc.                                     36,500           949,730
*  Jabil Circuit, Inc.                                  79,300         2,317,939
*  Juniper Networks, Inc.                               69,000         1,769,160
   KLA-Tencor Corp.                                     20,300           921,823
*  Lexmark Int'l. - Class A                             14,000           958,160
   Maxim Integrated Products, Inc.                      41,100         1,619,340
   Microchip Technology, Inc.                           42,500         1,259,700
*  NCR Corp.                                            21,500           787,545
*  NETGEAR, Inc.                                       109,000         2,144,030
*  Network Appliance, Inc.                              75,300         2,165,628
*  Oracle Corp.                                        150,100         1,924,282
   Plantronics, Inc.                                    19,000           653,980
*  Quest Software, Inc.                                 52,000           687,700
*  Radware Ltd.                                         50,700         1,133,145
*  SanDisk Corp.                                        46,000         1,200,140
   Satyam Computer Services Ltd. (ADR)                  65,500         1,618,505
*  Titan Corp.                                          50,000         1,100,000
*  WebSense, Inc.                                       16,400           880,844
                                                                 ---------------
                                                                      40,869,046
                                                                 ---------------
*  Materials 1.8%
   Florida Rock
   Industries, Inc.                                     10,600           693,770
   Praxair, Inc.                                        49,100         2,301,317
                                                                 ---------------
                                                                       2,995,087
                                                                 ---------------
   Utilities 1.0%
   Aqua America, Inc.                                   64,000         1,747,840
                                                                 ---------------
   Telecommunication Services 1.2%
*  Nextel Partners, Inc. -
   Class A                                              88,000         2,090,000
                                                                 ---------------
   Total Common Stocks
    (Cost $151,113,021)**                                            169,796,841
   Excess of Other Assets Over Liabilities 0.1%                           91,942
                                                                 ---------------
   Net Assets                                                    $   169,888,783
                                                                 ===============

----------
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $18,683,820 of which $21,717,718 related to appreciated securities and $3,033,898 related to depreciated securities.

     (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

Sentinel Core Mid Cap Fund
--------------------------------------------------------------------------------

Sector Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                      Information Technology       12.8%
                      Industrials                  15.0%
                      Health Care                  14.1%
                      Materials                     6.0%
                      Cash and Other                4.2%
                      Consumer Discretionary       19.6%
                      Consumer Staples              5.7%
                      Energy                        7.6%
                      Financials                   15.0%

Top Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
ITT Industries, Inc.                                                        2.4%
Republic Services, Inc.                                                     2.2%
Michaels Stores, Inc.                                                       2.1%
Chicos Fas, Inc.                                                            2.0%
Brinker Int'l., Inc.                                                        2.0%
GTECH Holdings Corp.                                                        2.0%
Teleflex, Inc.                                                              1.9%
Cerner Corp.                                                                1.9%
Gentex Corp.                                                                1.9%
Microchip Technology, Inc.                                                  1.9%
                                                                        -------
  Total of Net Assets*                                                     20.3%
                                                                        -------
----------
* Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                                       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 95.8%
   Consumer Discretionary 19.6%
*  Brinker Int'l., Inc.                                 12,400   $       466,488
*  Chicos Fas, Inc.                                     13,700           468,677
   Family Dollar Stores, Inc.                           11,000           282,370
   Gentex Corp.                                         24,400           436,272
   GTECH Holdings Corp.                                 16,500           465,960
   Int'l Speedway Corp. - Class A                        4,500           245,970
   Mcgraw-Hill Cos., Inc.                                2,600           113,516
   Michaels Stores, Inc.                                11,200           471,632
*  NVR, Inc.                                               265           201,135
   Petsmart, Inc.                                       10,200           324,054
   Polaris Industries, Inc.                              5,000           262,350
   Regis Corp.                                          10,000           377,800
   TJX Cos.                                             16,600           380,638
                                                                 ---------------
                                                                       4,496,862
                                                                 ---------------
   Consumer Staples 5.7%
   Alberto-Culver Co.                                    7,700           341,341
   Clorox Corp.                                          5,500           321,255
   Heinz, H.J. Co.                                       9,500           345,515
   Wrigley (Wm.) Jr. Co.                                 4,500           307,215
                                                                 ---------------
                                                                       1,315,326
                                                                 ---------------
   Energy 7.6%
   Baker Hughes, Inc.                                    4,100           189,379
   Chesapeake Energy Corp.                              15,500           317,285
   GlobalSantaFe Corp.                                   8,000           293,120
   Noble Energy, Inc.                                    4,000           297,480
*  National Oilwell Varco, Inc.                          5,000           225,000
*  Weatherford Int'l., Inc.                              4,500           236,565
   Western Gas Resources, Inc.                           6,000           192,420
                                                                 ---------------
                                                                       1,751,249
                                                                 ---------------
   Financials 15.0%
   Associated Banc Corp.                                 6,500           217,230
   City National Corp.                                   2,000           142,060
   Duke Realty Corp.                                     9,500           293,265
   Federated Investors, Inc.                             7,800           230,958
   Liberty Property Trust                                7,300           301,417
   Mellon Financial Corp.                               12,000           333,120
   Mercantile Bankshares Corp.                           4,000           208,520
   North Fork Bancorporation, Inc.                       7,000           190,820
   Regions Financial Corp.                              10,500           353,640
   State Street Corp.                                    7,800           374,400
   Synovus Financial Corp.                               9,900           287,793
   Willis Group Holdings, Ltd.                           9,000           308,430
   Wilmington Trust Corp.                                6,000           214,980
                                                                 ---------------
                                                                       3,456,633
                                                                 ---------------
   Health Care 14.1%
*  Barr Pharmaceuticals, Inc.                            6,200           315,084
   Beckman Coulter, Inc.                                 6,100           427,366
*  Cerner Corp.                                          6,700           437,845
*  Coventry Health Care, Inc.                            5,500           382,910
   Dentsply Int'l., Inc.                                 7,200           410,760
*  Endo Pharmaceuticals Holdings, Inc.                  17,500           355,250
   Hillenbrand Industries, Inc.                          5,000           252,300
*  Invitrogen Corp.                                      5,400           428,382
*  Laboratory Corp. of America Holdings                  4,500           218,025
                                                                 ---------------
                                                                       3,227,922
                                                                 ---------------
   Industrials 15.0%
*  ChoicePoint, Inc.                                     9,000           353,340
   Donaldson Co., Inc.                                   5,500           176,550
   ITT Industries, Inc.                                  5,800           551,000
   L-3 Communications Holdings, Inc.                     5,000           353,900
   Pall Corp.                                           10,500           306,495
   Parker-Hannifin Corp.                                 5,700           343,881
   Republic Services, Inc.                              14,500           514,460
   Rockwell Automation, Inc.                             8,000           410,960
   Teleflex, Inc.                                        7,900           442,005
                                                                 ---------------
                                                                       3,452,591
                                                                 ---------------
   Information Technology 12.8%
*  Activision, Inc.                                     21,333           336,213
*  Affiliated Computer
   Services, Inc.                                        7,500           387,975
*  Ceridian Corp.                                       19,400           369,958
*  Cognos, Inc.                                          8,500           320,960
*  Computer Sciences Corp.                               8,500           393,635
   Diebold, Inc.                                         5,700           285,342
   Intersil Corp.                                       22,000           412,720
   Microchip Technology, Inc.                           14,700           435,708
                                                                 ---------------
                                                                       2,942,511
                                                                 ---------------
   Materials 6.0%
   Ecolab, Inc.                                          7,500           242,475
   Engelhard Corp.                                       9,500           279,300
   Freeport-McMoran Copper & Gold, Inc.                  8,000           282,400
   Int'l. Flavors & Fragrances, Inc.                     9,000           333,810
   Sigma Aldrich Corp.                                   4,000           239,640
                                                                 ---------------
                                                                       1,377,625
                                                                 ---------------
   Total Common Stocks
    (Cost $20,127,571)                                                22,020,719
                                                                 ---------------

--------------------------------------------------------------------------------
                                              Principal Amount         Value
                                                 (M=$1,000)           (Note 1)
--------------------------------------------------------------------------------
   Corporate Short-Term Notes 3.1%
   Federal Home Loan Bank
     2.93%, 06/01/2005
     (Cost $700,000)                                      700M           700,000
                                                                 ---------------
   Total Investments
     (Cost $20,827,571)**                                             22,720,719

   Excess of Other Assets
     Over Liabilities 1.1%                                               246,748
                                                                 ---------------
   Net Assets                                                    $    22,967,467
                                                                 ===============

----------
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $1,893,148 of which $2,383,875 related to appreciated securities and $490,727 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel International Equity Fund
--------------------------------------------------------------------------------

Geographical Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                             Japan            20.0%
                             Italy             2.7%
                             Hong Kong         2.5%
                             Germany           3.4%
                             France            4.4%
                             Finland           4.6%
                             Denmark           1.7%
                             China             0.5%
                             Canada            2.5%
                             Belgium           1.0%
                             Mexico            2.1%
                             Netherlands       9.4%
                             Norway            1.0%
                             Portugal          0.8%
                             South Korea       2.7%
                             Spain             3.6%
                             Sweden            1.2%
                             Switzerland       8.9%
                             Taiwan            0.6%
                             United Kingdom   22.2%
                             Cash and Other    2.5%
                             Australia         1.7%

Top Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
GlaxoSmithKline plc (ADR)                                                   3.4%
Novartis A.G. Registered                                                    2.3%
Nokia Oyj                                                                   2.3%
Reed Elsevier                                                               2.2%
Royal Bank of Scotland                                                      2.2%
British Aerospace Systems                                                   2.1%
Michelin                                                                    2.1%
Cadbury Schweppes                                                           2.0%
Fuji Photo Film                                                             2.0%
Nestle S.A. Registered                                                      1.9%
                                                                        -------
  Total of Net Assets*                                                     22.5%
                                                                        -------
----------
* Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                                       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
Common Stocks 97.5%
Australia 1.7%
National Australia (f)                                  85,700   $     2,034,164
                                                                 ---------------
Belgium 1.0%
Belgacom S.A. (f)                                       36,200         1,238,485
                                                                 ---------------
Canada 2.5%
BCE, Inc.                                               62,800         1,439,416
Encana Corp.                                            47,000         1,628,824
                                                                 ---------------
                                                                       3,068,240
                                                                 ---------------
China 0.5%
China Life Insurance Co. Ltd. (ADR)                     21,400           557,898
                                                                 ---------------
Denmark 1.7%
Danske Bank (f)                                         70,600         2,025,928
                                                                 ---------------
Finland 4.6%
Nokia Oyj (f)                                          164,500         2,766,777
Stora Enso Oyj-R (f)                                   132,200         1,736,971
Upm - Kymmene Oyj (f)                                   58,750         1,135,888
                                                                 ---------------
                                                                       5,639,636
                                                                 ---------------
France 4.4%
Credit Agricole S.A. (f)                                41,700         1,081,300
Michelin (f)                                            39,900         2,520,310
Societe Generale (f)                                    18,250         1,793,242
                                                                 ---------------
                                                                       5,394,852
                                                                 ---------------
Germany 3.4%
BASF A.G. (f)                                           29,150         1,934,564
Bayer Motoren Werk (f)                                  28,800         1,245,234
Deutsche Bank A.G. (f)                                  12,685           986,875
                                                                 ---------------
                                                                       4,166,673
                                                                 ---------------
Hong Kong 2.5%
Cheung Kong (f)                                         67,000           609,382
HSBC Holdings (f)                                       74,500         1,182,187
Hutchison Wham Fnc (f)                                 143,800         1,247,885
                                                                 ---------------
                                                                       3,039,454
                                                                 ---------------
Italy 2.7%
Enel SpA (f)                                           157,300         1,414,920
E.N.I. SpA- Sponsored (ADR)                             14,725         1,888,923
                                                                 ---------------
                                                                       3,303,843
                                                                 ---------------
Japan 20.0%
Canon, Inc. (f)                                         33,300         1,800,705
East Japan Railway NPV (f)                                 345         1,709,729
Eisai Co. (f)                                           33,100         1,118,290
Fuji Photo Film (f)                                     78,000         2,428,986
Hitachi Ltd. (f)                                       160,000           956,008
Ito-Yokado Co. Ltd. (f)                                 28,000           944,901
KAO Corp. (f)                                           71,000         1,640,997
Millea Holdings (f)                                         79         1,045,321
NEC Electronics (f)                                     21,000         1,000,740
Nintendo Co. Ltd. (f)                                   14,700         1,556,957
Nippon Telegraph & Telephone (f)                           389         1,587,102
Nomura Securities (f)                                   87,000         1,096,158
Olympus Corp. NPV (f)                                   52,000         1,015,594
Shin-Etsu Chemical NPV (f)                              46,800         1,726,181
Sony Corp. (f)                                          33,300         1,243,546
Takeda Chemical Industries (f)                          45,600         2,190,039
Toyota Motor Corp. (f)                                  36,900         1,311,648
                                                                 ---------------
                                                                      24,372,902
                                                                 ---------------
Mexico 2.1%
Fomento Economico Mexicano Sa Sponsored ADR Units       13,700           750,075
Telefonos de Mexico (ADR)                               99,250         1,852,005
                                                                 ---------------
                                                                       2,602,080
                                                                 ---------------
Netherlands 9.4%
ABN-Amro Holdings (f)                                   66,300         1,539,711
Aegon N.V. (f)                                         157,800         2,020,372
DSM N.V. (f)                                            26,980         1,806,016
Heineken N.V. (f)                                       54,800         1,738,578
ING Groep N.V. (f)                                      54,631         1,511,591
Koninklijke Philips Electronics N.V. (ADR)              41,200         1,055,544
TPG N.V. (f)                                            69,000         1,762,533
                                                                 ---------------
                                                                      11,434,345
                                                                 ---------------
Norway 1.0%
Statoil ASA (f)                                         65,700         1,156,516
                                                                 ---------------
Portugal 0.8%
Portugal Telecom (ADR)                                  97,500         1,004,250
                                                                 ---------------
South Korea 2.7%
Kookmin Bank (f)                                        18,600           815,608
Korea Electric
Power (ADR)                                             58,425           869,948
KT Corp. (ADR)                                          78,000         1,632,540
                                                                 ---------------
                                                                       3,318,096
                                                                 ---------------
Spain 3.6%
Endesa (ADR)                                            56,900         1,243,265
Repsol (ADR)                                            52,000         1,303,120
Total S.A. (ADR)                                        16,405         1,824,072
                                                                 ---------------
                                                                       4,370,457
                                                                 ---------------
Sweden 1.2%
Nordea AB (f)                                          159,700         1,458,724
                                                                 ---------------
Switzerland 8.9%
Credit Suisse Group (f)                                 45,400         1,816,185
Nestle S.A. Registered (f)                               8,875         2,335,930
Novartis A.G Registered (f)                             58,000         2,831,361
Roche Holdings A.G. (f)                                 13,210         1,663,942
Zurich Financial Services Group (f)                     13,400         2,225,931
                                                                 ---------------
                                                                      10,873,349
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel International Equity Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                                       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
Taiwan 0.6%
Taiwan Semiconductors
Mfg. Ltd. (ADR)                                         75,600   $       696,276
                                                                 ---------------
United Kingdom 22.2%
Anglo American (f)                                      53,800         1,281,848
BAA plc (f)                                            108,200         1,223,975
Boots Group ord (f)                                    127,900         1,409,455
BP Amaco plc (f)                                       116,000         1,163,445
British Aerospace Systems (f)                          526,700         2,579,945
Cadbury Schweppes (f)                                  255,200         2,485,623
Diageo plc (f)                                         156,100         2,245,133
GlaxoSmithKline plc (ADR)                               82,750         4,112,675
Kingfisher plc (f)                                     287,950         1,346,038
Morrison (Wm.) (f)                                     394,300         1,355,021
Reed Elsevier (f)                                      280,000         2,669,984
Royal Bank of Scotland (f)                              89,800         2,635,037
Scottish Power (f)                                      56,600           476,780
Shell Transport & Trading (ADR)                         18,350           962,458
Vodafone Group plc (f)                                 472,500         1,189,535
                                                                 ---------------
                                                                      27,136,952
                                                                 ---------------
Total Common Stocks
  (Cost $97,143,684)                                                 118,893,120
                                                                 ---------------

--------------------------------------------------------------------------------
                                              Principal Amount         Value
                                                 (M=$1,000)           (Note 1)
--------------------------------------------------------------------------------
Agency Discount Note 1.2%
Federal Home Loan Bank
  2.93%, 06/01/05
  (Cost $1,500,000)                                    1,500 M   $     1,500,000
                                                                 ---------------
Total Investments
  (Cost $98,643,684)*                                                120,393,120

Excess of Other Assets
 Over Liabilities 1.3%                                                 1,587,455
                                                                 ---------------
Net Assets                                                       $   121,980,575
                                                                 ===============

----------
(f) Fair Valued Securities. At May 31, 2005, the market value of the Fair Valued Securities amounted to $96,071,831 or 78.8% of the net assets.
* Cost for federal income tax purposes is substantially similar. At May 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $21,749,436 of which $25,452,758 related to appreciated securities and $3,703,322 related to depreciated securities.

(ADR) - American Depository Receipt

                                                                       Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
                          Summary of Foreign Securities
                           by Industry Classification

                                                    Percent of         Market
Industry                                            Net Assets          Value
--------------------------------------------------------------------------------
Aerospace & Defense                                        2.1%  $     2,579,945
Air Freight & Logistics                                    2.4%        2,986,508
Automobiles, Auto Parts                                    2.1%        2,556,882
Chemicals                                                  1.5%        1,806,016
Communications Equipment                                   2.3%        2,766,777
Consumer Electronics                                       1.9%        2,299,090
Distillers/Brewery                                         3.9%        4,733,786
Diversified Banks                                         12.5%       15,300,786
Diversified Capital Markets                                0.8%          986,875
Diversified Chemicals                                      1.6%        1,934,564
Electrical Equipment/Manufacturers                         1.6%        1,956,748
Forest Products                                            0.9%        1,135,888
Home Entertainment Software                                1.3%        1,556,957
Home Improvement Retail                                    1.1%        1,346,038
Household Products                                         1.3%        1,640,997
Hypermarkets & Super Centers                               1.9%        2,299,922
Financial Services - Diversified                           3.0%        3,689,049
Insurance- Life & Health                                   2.1%        2,578,270
Insurance- Property & Casualty                             0.9%        1,045,321
Mining                                                     1.1%        1,281,848
Multi-Life Insurance                                       1.8%        2,225,931
Oil & Gas - Exploration & Productions                      1.3%        1,628,824
Oil & Gas - Integrated                                     6.8%        8,298,534
Office Electronics                                         1.5%        1,800,705
Packaged Foods                                             4.0%        4,821,553
Paper Products                                             1.4%        1,736,971
Pharmaceuticals                                           10.9%       13,325,762
Photographic Products                                      2.0%        2,428,986
Photo Supply/Equipment                                     0.8%        1,015,594
Publishing                                                 2.2%        2,669,984
Railroads                                                  1.4%        1,709,729
Real Estate                                                0.5%          609,382
Semiconductors                                             2.0%        2,422,457
Tires & Rubber                                             2.1%        2,520,310
Telecommunications Services                                9.2%       11,191,218
Utilities - Electric                                       3.3%        4,004,913
                                                    ----------   ---------------
                                                          97.5%  $   118,893,120
                                                    ==========   ===============

                                              See Notes to Financial Statements.

Sentinel Growth Index Fund
--------------------------------------------------------------------------------

Sector Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                      Telecommunication Services    0.8%
                      Materials                     2.6%
                      Information Technology       23.2%
                      Industrials                  15.5%
                      Utilities                     0.5%
                      Cash and Other                0.2%
                      Consumer Discretionary       10.0%
                      Consumer Staples             18.1%
                      Energy                        8.4%
                      Financials                    2.2%
                      Health Care                  18.5%

Top Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
General Electric Co.                                                        7.1%
Exxon Mobil Corp.                                                           6.6%
Microsoft Corp.                                                             4.8%
Johnson & Johnson                                                           3.7%
Intel Corp.                                                                 3.1%
Wal-Mart Stores, Inc.                                                       2.9%
Altria Group, Inc.                                                          2.6%
Procter & Gamble Co.                                                        2.6%
Cisco Systems, Inc.                                                         2.3%
Int'l. Business Machines                                                    2.3%
                                                                        -------
  Total of Net Assets*                                                     38.0%
                                                                        -------
----------
* Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                                       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 99.8%
   Consumer Discretionary 10.0%
*  Apollo Group, Inc. - Class A                          2,300   $       180,550
*  AutoZone, Inc.                                        1,000            90,520
*  Bed Bath & Beyond, Inc.                               4,200           170,730
   Best Buy Co., Inc.                                    4,200           228,606
   Black & Decker Corp.                                  1,100            96,052
   Block, H & R, Inc.                                    2,300           114,816
*  Coach, Inc.                                           5,300           153,912
   Dollar General Corp.                                  4,200            82,362
   Dow Jones & Co., Inc.                                   997            35,394
*  Ebay, Inc.                                           17,000           646,170
   Family Dollar Stores, Inc.                            2,300            59,041
   Fortune Brands, Inc.                                  2,100           181,650
   Gap, Inc.                                            11,100           233,100
*  Goodyear Tire & Rubber Co.                            2,400            34,536
   Harley-Davidson, Inc.                                 4,080           200,042
   Harrah's Entertainment, Inc.                          1,600           114,896
   Home Depot, Inc.                                     30,800         1,211,980
   Int'l. Game Technology                                4,800           135,264
   Knight Ridder, Inc.                                   1,100            69,388
   Lowe's Cos., Inc.                                    10,900           623,589
   Marriott Int'l., Inc. - Class A                       2,800           189,112
   Mattel, Inc.                                          5,800           105,444
   Maytag Corp.                                          1,100            16,049
   McGraw-Hill Cos., Inc.                                5,300           231,398
   Meredith Corp.                                          600            29,760
   New York Times Co. - Class A                          2,000            62,740
   Newell Rubbermaid, Inc.                               3,800            86,602
   Nike, Inc. - Class B                                  3,200           263,040
   Omnicom Group, Inc.                                   2,681           219,547
   Radioshack Corp.                                      2,154            54,195
   Sherwin Williams Co.                                  1,800            80,010
   Stanley Works                                         1,100            49,071
   Staples, Inc.                                        10,350           222,836
*  Starbucks Corp.                                       5,600           306,600
   Target Corp.                                         12,600           676,620
   TJX Cos.                                              6,700           153,631
   Yum Brands, Inc.                                      4,120           211,315
                                                                 ---------------
                                                                       7,620,568
                                                                 ---------------
   Consumer Staples 18.1%
   Altria Group, Inc.                                   29,100         1,953,774
   Anheuser-Busch Co., Inc.                             10,884           509,915
   Avon Products, Inc.                                   6,602           262,363
   Brown Forman Corp. - Class B                          1,300            77,506
   Campbell Soup Co.                                     4,569           141,776
   Clorox Co.                                            2,200           128,502
   Coca-Cola Co.                                        31,845         1,421,242
   Colgate Palmolive Co.                                 7,394           369,478
   Gillette Co.                                         13,957           736,092
   Heinz, H.J. Co.                                       4,894           177,995
   The Hershey Co.                                       3,100           199,051
   Kellogg Co.                                           4,912           223,447
   Kimberly-Clark Corp.                                  6,800           437,444
   McCormick & Co., Inc.                                 1,900            64,296
   Pepsi Bottling Group, Inc.                            2,700            76,599
   PepsiCo, Inc.                                        23,554         1,326,090
   Procter & Gamble Co.                                 35,400         1,952,310
   Sara Lee Corp.                                       11,024           223,677
   Sysco Corp.                                           8,940           332,210
   UST, Inc.                                             2,299           102,443
   Walgreen Co.                                         14,286           647,727
   Wal-Mart Stores, Inc.                                47,521         2,244,417
   Wrigley (Wm.) Jr. Co.                                 2,776           189,518
                                                                 ---------------
                                                                      13,797,872
                                                                 ---------------
   Energy 8.4%
   Baker Hughes, Inc.                                    4,700           217,093
   B.J. Services Co.                                     2,300           115,805
   Centerpoint Energy, Inc.                              4,000            49,040
   Exxon Mobil Corp.                                    89,600         5,035,520
   Halliburton Co.                                       7,100           303,454
   Schlumberger Ltd.                                     8,300           567,471
   XTO Energy, Inc.                                      4,833           150,403
                                                                 ---------------
                                                                       6,438,786
                                                                 ---------------
   Financials 2.2%
   American Express Co.                                 16,500           888,525
   Federated Investors, Inc. - Class B                   1,300            38,493
   Moody's Corp.                                         3,878           167,801
   Simon Property Group, Inc.                            3,100           213,032
   SLM Corp.                                             6,004           289,813
   T. Rowe Price Group, Inc.                             1,700           101,422
                                                                 ---------------
                                                                       1,699,086
                                                                 ---------------
   Health Care 18.5%
   Abbott Labs                                          21,835         1,053,320
   Allergan, Inc.                                        1,862           143,951
*  Amgen, Inc.                                          17,618         1,102,534
   Bard C.R., Inc.                                       1,500           102,375
   Baxter Int'l., Inc.                                   8,700           321,030
   Becton Dickinson & Co.                                3,600           206,820
   Biomet, Inc.                                          3,550           133,800
*  Boston Scientific Corp.                              10,600           287,154
   Bristol-Myers Squibb Co.                             27,418           695,320
*  Express Scripts, Inc.                                 1,100           101,629
*  Forest Labs, Inc.                                     4,900           189,042
*  Genzyme Corp.                                         3,500           218,365
*  Gilead Sciences, Inc.                                 6,100           248,880
   Guidant Corp.                                         4,525           334,352
*  Hospira, Inc.                                         2,200            83,776
   IMS Health, Inc.                                      3,228            79,247
   Johnson & Johnson                                    41,750         2,801,425
   Lilly, Eli & Co.                                     15,860           924,638
*  Medimmune, Inc.                                       3,500            92,400
   Medtronic, Inc.                                      17,028           915,255
   Merck & Co., Inc.                                    30,965         1,004,505
*  Millipore Corp.                                         697            35,889
   Quest Diagnostics, Inc.                               1,300           136,500
   Schering Plough Corp.                                20,700           403,650
*  St. Jude Medical, Inc.                                5,100           204,612
   Stryker Corp.                                         5,300           257,845
   UnitedHealth Group, Inc.                             18,000           874,440
*  Waters Corp.                                          1,700            66,045
   Wyeth                                                18,800           815,356
*  Zimmer Holdings, Inc.                                 3,441           263,512
                                                                 ---------------
                                                                      14,097,667
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Growth Index Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                                       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
   Industrials 15.5%
   3M Co.                                               10,900   $       835,485
   American Standard Cos., Inc.                          2,500           107,000
   Avery Dennison Corp.                                  1,456            76,367
   Boeing Co.                                           11,700           747,630
   Caterpillar, Inc.                                     4,800           451,728
   Cintas Corp.                                          2,100            84,777
   Danaher Corp.                                         3,900           215,007
*  Delta Air Lines, Inc.                                 1,900             7,315
   Emerson Electric Co.                                  5,900           392,173
   Equifax, Inc.                                         1,872            64,940
   Fluor Corp.                                           1,200            68,940
   General Electric Co.                                148,755         5,426,582
   Illinois Tools Works, Inc.                            3,900           329,277
   Lockheed Martin Corp.                                 5,600           363,384
*  Monster Worldwide, Inc.                               1,700            44,846
*  Navistar Int'l. Corp.                                   900            27,459
   Paccar, Inc.                                          2,500           176,875
   Pitney Bowes, Inc.                                    3,200           142,752
   Robert Half Int'l., Inc.                              2,200            54,868
   Rockwell Automation, Inc.                             2,500           128,425
   Rockwell Collins, Inc.                                2,500           123,475
   United Parcel Service, Inc. - Class B                15,700         1,156,305
   United Technologies Corp.                             7,200           768,240
                                                                 ---------------
                                                                      11,793,850
                                                                 ---------------
   Information Technology 23.2%
   Adobe Systems, Inc.                                   6,776           224,015
*  Altera Corp.                                          5,200           115,388
   Analog Devices, Inc.                                  5,200           192,816
*  Apple Computer, Inc.                                 11,500           456,665
   Autodesk, Inc.                                        3,200           126,656
   Automatic Data Processing, Inc.                       8,163           357,539
*  Avaya, Inc.                                           6,700            61,305
*  Broadcom Corp. - Class A                              4,100           145,509
*  Cisco Systems, Inc.                                  90,660         1,756,991
*  Citrix Systems, Inc.                                  2,300            57,868
   Computer Associates Int'l., Inc.                      7,400           201,798
*  Corning, Inc.                                        19,700           308,896
*  Dell, Inc.                                           34,523         1,377,123
*  Electronic Arts, Inc.                                 4,300           225,922
   First Data Corp.                                     11,200           423,696
*  Gateway, Inc.                                         4,100            14,186
   Intel Corp.                                          87,408         2,353,898
   Int'l. Business Machines                             22,904         1,730,397
*  Intuit, Inc.                                          2,600           112,372
*  Lexmark Int'l. - Class A                              1,829           125,177
   Linear Technology                                     4,300           161,121
*  Lucent Technologies                                  62,200           174,782
   Maxim Integrated Products, Inc.                       4,600           181,240
*  Mercury Interactive Corp.                             1,200            54,144
   Microsoft Corp.                                     141,986         3,663,239
*  Network Appliance, Inc.                               5,144           147,941
*  Oracle Corp.                                         63,008           807,763
*  Parametric Technology Corp                            3,700            22,274
   Paychex, Inc.                                         4,922           142,147
*  PMC-Sierra, Inc.                                      2,500            21,925
*  QLogic Corp.                                          1,300            41,626
   Qualcomm, Inc.                                       23,116           861,302
*  Symantec Corp.                                        9,900           223,839
   Symbol Technologies, Inc.                             3,400            39,134
   Xilinx, Inc.                                          4,850           134,588
*  Yahoo!, Inc.                                         18,260           679,272
                                                                 ---------------
                                                                      17,724,554
                                                                 ---------------
   Materials 2.6%
   Allegheny
   Technologies, Inc.                                    1,200            25,512
   Ball Corp.                                            1,500            56,325
   Dow Chemical Co.                                     13,400           606,886
   DuPont, E.I. de Nemours & Co.                        14,000           651,140
   Ecolab, Inc.                                          3,100           100,223
   Freeport-McMoran Copper & Gold - Class B              2,500            88,250
*  Hercules, Inc.                                        1,500            20,730
   Int'l. Flavors & Fragrances                           1,200            44,508
*  Pactiv Corp.                                          2,000            45,700
   Praxair, Inc.                                         4,500           210,915
*  Sealed Air Corp.                                      1,200            62,148
   Sigma Aldrich Corp.                                   1,000            59,910
                                                                 ---------------
                                                                       1,972,247
                                                                 ---------------
   Telecommunication Services 0.8%
*  Nextel Communications, Inc. - Class A                15,800           476,844
*  Qwest Communications Int'l., Inc.                    23,400            91,728
                                                                 ---------------
                                                                         568,572
                                                                 ---------------
   Utilities 0.5%
*  AES Corp.                                             9,100           135,499
   TXU Corp.                                             3,400           272,952
                                                                 ---------------
                                                                         408,451
                                                                 ---------------
   Total Common Stocks
     (Cost $67,536,874)**                                             76,121,653

   Excess of Other Assets
    Over Liabilities 0.2%                                                141,544
                                                                 ---------------
   Net Assets                                                    $    76,263,197
                                                                 ===============

----------
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $8,584,779 of which $14,411,321 related to appreciated securities and $5,826,542 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Common Stock Fund
--------------------------------------------------------------------------------

Sector Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                      Telecommunication Services    1.2%
                      Materials                     5.3%
                      Information Technology       12.3%
                      Industrials                  14.0%
                      Health Care                  16.6%
                      Utilities                     0.9%
                      Cash and Other                1.9%
                      Consumer Discretionary       10.2%
                      Consumer Staples             10.4%
                      Energy                       10.7%
                      Financials                   16.5%

Top Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.8%
Exxon Mobil Corp.                                                           2.6%
Johnson & Johnson                                                           2.3%
General Electric Co.                                                        2.3%
Microsoft Corp.                                                             2.2%
Comcast Corp. - Class A                                                     2.1%
United Technologies Corp.                                                   2.1%
Altria Group, Inc.                                                          2.1%
Time Warner, Inc.                                                           2.0%
Pfizer, Inc.                                                                1.9%
                                                                        -------
  Total of Net Assets*                                                     22.4%
                                                                        -------
----------
* Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                                       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 98.1%
   Consumer Discretionary 10.2%
   Carnival Corp.                                      164,500   $     8,702,050
*  Comcast Corp. - Class A                             733,500        23,207,940
   Gap, Inc.                                           347,100         7,289,100
   Grupo Televisa, S.A.                                100,000         6,000,000
   Hilton Hotels Corp.                                 310,000         7,511,300
   McGraw-Hill Cos., Inc.                              183,800         8,024,708
   Petsmart, Inc.                                      178,200         5,661,414
   Staples, Inc.                                       375,000         8,073,750
*  Time Warner, Inc.                                 1,258,700        21,901,380
   TJX Cos.                                            298,700         6,849,191
   Yum Brands, Inc.                                    163,100         8,365,399
                                                                 ---------------
                                                                     111,586,232
                                                                 ---------------
   Consumer Staples 10.4%
   Altria Group, Inc.                                  335,900        22,552,326
   Avon Products, Inc.                                 134,500         5,345,030
   Coca-Cola Co.                                       110,600         4,936,078
   Colgate Palmolive Co.                               127,800         6,386,166
   Costco Wholesale Corp.                               52,000         2,361,840
   Diageo plc (ADR)                                    195,400        11,356,648
   Gillette Co.                                        105,000         5,537,700
   Kimberly-Clark Corp.                                240,000        15,439,200
   PepsiCo, Inc.                                       250,500        14,103,150
   Procter & Gamble Co.                                218,600        12,055,790
   Wrigley (Wm.) Jr. Co.                               200,000        13,654,000
                                                                 ---------------
                                                                     113,727,928
                                                                 ---------------
   Energy 10.7%
   Chevron Corp.                                       288,900        15,537,042
   EOG Resources, Inc.                                 224,400        11,195,316
   Exxon Mobil Corp.                                   500,000        28,100,000
   GlobalSantaFe Corp.                                 181,100         6,635,504
   Murphy Oil Corp.                                     27,700         2,707,675
   Noble Energy, Inc.                                   93,500         6,953,595
   Pioneer Natural Resources Co.                       179,700         7,211,361
*  Pride Int'l., Inc.                                  439,100         9,901,705
   Schlumberger Ltd.                                   303,400        20,743,458
*  Weatherford Int'l., Inc.                            165,000         8,674,050
                                                                 ---------------
                                                                     117,659,706
                                                                 ---------------
   Financials 16.5%
   American Express Co.                                253,300        13,640,205
   American Int'l. Group                               232,900        12,937,595
   Bank of America Corp.                               403,600        18,694,752
   Bank of New York, Inc.                              340,000         9,798,800
   Citigroup, Inc.                                     650,000        30,621,500
   Goldman Sachs Group, Inc.                            69,400         6,766,500
   J.P. Morgan Chase & Co.                             306,800        10,968,100
   Marsh & McLennan Cos., Inc.                         267,000         7,753,680
   MBNA Corp.                                          280,600         5,917,854
   Mellon Financial Corp.                              312,000         8,661,120
   Merrill Lynch & Co., Inc.                           100,000         5,426,000
   Morgan Stanley                                      154,300         7,554,528
   PNC Financial Services Group, Inc.                   75,000         4,098,750
   St. Paul Travelers Cos., Inc.                       400,000        15,152,000
   U.S. Bancorp                                        400,000        11,732,000
   Wells Fargo & Co.                                   188,300        11,375,203
                                                                 ---------------
                                                                     181,098,587
                                                                 ---------------
   Health Care 16.6%
*  Amgen, Inc.                                         160,900        10,069,122
   Baxter Int'l., Inc.                                 358,500        13,228,650
   Bristol-Myers Squibb Co.                            298,100         7,559,816
*  Cerner Corp.                                        107,500         7,025,125
   Cigna Corp.                                          45,100         4,385,975
   GlaxoSmithKline plc (ADR)                           201,300        10,004,610
   Guidant Corp.                                        72,600         5,364,414
   HCA, Inc.                                           246,200        13,294,800
   Johnson & Johnson                                   372,800        25,014,880
*  Laboratory Corp. of America Holdings                186,700         9,045,615
   Lilly, Eli & Co.                                    136,700         7,969,610
*  Medco Health Solutions, Inc.                        150,000         7,500,000
   Medtronic, Inc.                                     379,900        20,419,625
   Novartis                                            220,400        10,762,132
   Pfizer, Inc.                                        749,300        20,905,470
   Teva Pharmaceutical Industries Ltd. (ADR)           290,800         9,703,996
                                                                 ---------------
                                                                     182,253,840
                                                                 ---------------
   Industrials 14.0%
   Boeing Co.                                          139,000         8,882,100
   Canadian Nat'l. Railway Co.                          94,100         5,766,448
   General Dynamics Corp.                               78,500         8,476,430
   General Electric Co.                                678,800        24,762,624
   Honeywell Int'l., Inc.                              449,300        16,278,139
   Northrop Grumman Corp.                              256,600        14,297,752
   Rockwell Automation, Inc.                           226,500        11,635,305
   Tyco Int'l. Ltd                                     675,100        19,530,643
   Union Pacific Corp.                                 148,900         9,970,344
   United Technologies Corp.                           215,300        22,972,510
   Waste Management, Inc.                              380,000        11,206,200
                                                                 ---------------
                                                                     153,778,495
                                                                 ---------------
   Information Technology 12.3%
*  Accenture Ltd.                                      250,600         5,833,968
   Analog Devices, Inc.                                140,000         5,191,200
   Applied Materials, Inc.                             471,400         7,735,674
*  Broadcom Corp. - Class A                             73,500         2,608,515
   Computer Associates Int'l., Inc.                    212,100         5,783,967
*  EMC Corp.                                           771,500        10,847,290
   First Data Corp.                                    143,100         5,413,473
*  Freescale Semiconductor, Inc. - Class B             306,428         6,189,846
   Int'l. Business Machines                            192,200        14,520,710
   Microsoft Corp.                                     925,000        23,865,000
   Motorola, Inc.                                      550,000         9,553,500
   Nokia Corp. (ADR)                                   500,000         8,430,000
*  Oracle Corp.                                        720,000         9,230,400
   Seagate Technology (R)                              338,000         7,172,360
   Texas Instruments                                   436,700        12,070,388
                                                                 ---------------
                                                                     134,446,291
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Common Stock Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                                     Value
                                                        Shares      (Note 1)
--------------------------------------------------------------------------------
   Materials 5.3%
   DuPont, E.I. de Nemours & Co.                       440,000   $    20,464,400
   Freeport-McMoran Copper & Gold - Class B            441,300        15,577,890
   Int'l. Paper Co.                                    308,500         9,936,785
   Newmont Mining Corp.                                133,800         4,982,712
   Praxair, Inc.                                       160,000         7,499,200
                                                                 ---------------
                                                                      58,460,987
                                                                 ---------------
   Telecommunications Services 1.2%
   Sprint Corp.                                        245,200         5,808,788
   Vodafone Group plc (ADR)                            305,000         7,679,900
                                                                 ---------------
                                                                      13,488,688
                                                                 ---------------
   Utilities 0.9%
   Entergy Corp.                                       133,800         9,610,854
                                                                 ---------------
   Total Common Stocks
     (Cost $782,253,131)                                           1,076,111,608
                                                                 ---------------

   Warrants 0.0%
*  Lucent Technologies Inc.
     (Cost $0)                                          23,806            16,664
                                                                 ---------------

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
   Corporate Short-Term Notes 0.3%
   Prudential Funding
     2.96%, 06/06/05
     (Cost $2,998,767)                                  3,000M   $     2,998,767
                                                                 ---------------

   U.S. Government
   Agency Obligations 1.5%
   Federal Home Loan Bank
     2.93%, 06/01/05                                    8,300M         8,300,000
   Federal Home Loan Bank
     2.87%, 06/02/05                                    9,000M         8,999,282
                                                                 ---------------
   Total U.S. Government Agency Obligations
     (Cost $17,299,282)                                               17,299,282
                                                                 ---------------
   Total Investments
     (Cost $802,551,180)**                                         1,096,426,321

   Excess of Other Assets
    Over Liabilities 0.1%                                                825,448
                                                                 ---------------
   Net Assets                                                    $ 1,097,251,769
                                                                 ===============

----------
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 unrealized appreciation for federal income tax purposes aggregated $293,875,141 of which $309,005,854 related to appreciated securities and $15,130,713 related to depreciated securities.

     (ADR) - American Depository Receipt
     (R) - Return of Capital paid during the fiscal period.

                                              See Notes to Financial Statements.

Sentinel Balanced Fund
--------------------------------------------------------------------------------

Portfolio Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                    Cash and Other                       1.9%
                    Common Stocks                       61.9%
                    U.S. Government Agency Obligations  33.4%
                    Corporate Bonds                      2.8%

Top Equity Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             1.9%
General Electric Co.                                                        1.7%
Exxon Mobil Corp.                                                           1.5%
Schlumberger Ltd.                                                           1.4%
Johnson & Johnson                                                           1.3%
Microsoft Corp.                                                             1.3%
United Technologies Corp.                                                   1.3%
Comcast Corp.                                                               1.3%
Altria Group, Inc.                                                          1.2%
Time Warner, Inc.                                                           1.2%
                                                                        -------
  Total of Net Assets*                                                     14.1%
                                                                        -------

Top Fixed Income Holdings as of 05/31/05

                                                           Maturity   Percent of
Description                                      Coupon        Date   Net Assets
--------------------------------------------------------------------------------
FHLMC A34667                                       5.5%    02/01/35         3.1%
FHR 2226 PG                                          6%    04/15/30         2.0%
FNR 1998-61 PL                                       6%    11/25/28         1.9%
FHR 2355 AE                                          6%    09/15/31         1.8%
FHR 2489 PE                                          6%    08/15/32         1.8%
FNMA 788149                                        5.5%    05/01/33         1.6%
FHR 2356 GD                                          6%    09/15/16         1.6%
FHLMC A38711                                       5.5%    02/01/35         1.4%
Federal Home Loan Mortgage Corporation            2.93%    06/01/05         1.4%
FNMA 792892                                        5.5%    02/01/35         1.4%
                                                                        -------
  Total of Net Assets*                                                     18.0%
                                                                        -------
Average Effective Duration (for all Bonds) 3.1 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 33.4%
Federal Home Loan Mortgage Corporation 21.6%
Agency Discount Note:
  2.93%, 06/01/05                                       4,000M   $     4,000,000
                                                                 ---------------
Collateralized Mortgage Obligations:
  FHR 2356 GD
    6%, 09/15/16                                        4,521M         4,731,136
  FHR 2226 PG
    6%, 04/15/30                                        5,500M         5,753,990
  FHR 2355 AE
    6%, 09/15/31                                        5,136M         5,300,253
  FHR 2698 LG
    5.5%, 06/15/32                                      3,500M         3,562,510
  FHR 2489 PE
    6%, 08/15/32                                        5,000M         5,233,700
  FHR 2828 EW
    5.5%, 02/15/33                                      3,000M         3,054,690
  FHR 2961 PY
    5.5%, 12/15/33                                      3,000M         3,077,490
  FHR 2810 PD
    6%, 06/15/33                                        3,000M         3,124,440
  FHR 2811 PE
    6%, 06/15/34                                        3,415M         3,624,634
                                                                 ---------------
                                                                      37,462,843
                                                                 ---------------
Mortgage-Backed Securities:
15-Year:
  FHLMC G10037
    9.5%, 10/01/06                                         12M            12,552
                                                                 ---------------
20-Year:
  FHLMC D97013
    5.5%, 02/01/25                                      2,993M         3,059,363
                                                                 ---------------
30-Year:
  FHLMC P00020
    6.5%, 10/01/22                                      1,038M         1,074,220
  FHLMC C47315
    6.5%, 08/01/29                                      1,783M         1,856,529
  FHLMC C47314
    6.5%, 11/01/29                                      2,180M         2,269,509
  FHLMC A38711
    5.5%, 02/01/35                                      3,996M         4,059,386
  FHLMC A34667
    5.5%, 02/01/35                                      8,824M         8,964,485
                                                                 ---------------
                                                                      18,224,129
                                                                 ---------------
Total Federal Home Loan Mortgage Corporation                          62,758,887
                                                                 ---------------
Federal National Mortgage Association 9.8%
Collateralized Mortgage Obligations:
  FNR 1998-61 PL
    6%, 11/25/28                                        5,418M         5,639,109
  FNR 2002-73 QE
    5.5%, 04/25/31                                      2,000M         2,053,120
  FNR 2004-61 EQ
    5.5%, 01/25/33                                      3,753M         3,861,401
                                                                 ---------------
                                                                      11,553,630
                                                                 ---------------
15-Year:
  FNMA 313699
    9%, 12/01/06                                           30M            29,632
  FNMA 251535
    10.5%, 09/01/12                                        41M            44,804
                                                                 ---------------
                                                                          74,436
                                                                 ---------------
20-Year:
  FNMA 313960
    10.25%, 10/01/17                                       31M            34,035
                                                                 ---------------
30-Year:
  FNMA 500296
    6%, 04/01/29                                           43M            44,200
  FNMA 514054
    7%, 09/01/29                                          111M           118,404
  FNMA 659994
    6.5%, 09/01/32                                      1,350M         1,412,182
  FNMA 682348
    4.5%, 09/01/33                                      3,392M         3,312,405
  FNMA 707312
    5%, 06/01/33                                        1,734M         1,736,048
  FNMA 788149
    5.5%, 05/01/33                                      4,702M         4,791,637
  FNMA 748895
    6%, 12/01/33                                        1,506M         1,545,746
  FNMA 792892
    5.5%, 02/01/35                                      3,928M         3,988,205
                                                                 ---------------
                                                                      16,948,827
                                                                 ---------------
Total Federal National Mortgage Association                           28,610,928
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Balanced Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Government National Mortgage Association 2.0%
Collateralized Mortgage Obligations:
  GNR 2004-47 PD
    6%, 06/16/34                                        3,000M   $     3,231,840
                                                                 ---------------
Mortgage-Backed Securities:
15-year:
  GNMA 514482
    7.5%, 09/15/14                                        141M           150,372
                                                                 ---------------
30-Year:
  GNMA 26446
    9%, 02/15/09                                           13M            13,654
  GNMA 595180
    6%, 11/15/32                                        2,392M         2,474,395
                                                                 ---------------
                                                                       2,488,049
                                                                 ---------------
Total Government National Mortgage Association                         5,870,261
                                                                 ---------------
Total U.S. Government Agency Obligations
  (Cost $96,536,843)                                                  97,240,076
                                                                 ---------------

Bonds 2.8%
Consumer Cyclicals 1.1%
Ford Motor Credit Co.
  4.95%, 01/15/08                                       2,000M         1,897,500
General Motors Corp.
  8.375%, 07/15/33                                      1,500M         1,151,250
                                                                 ---------------
                                                                       3,048,750
                                                                 ---------------
Financial Institutions 0.7%
Berkshire Hathaway Financial Corp. (a)
  4.85%, 01/15/15                                       2,000M         2,012,500
                                                                 ---------------
Media 0.3%
Walt Disney Co.
  7%, 03/01/32                                            750M           909,375
                                                                 ---------------
Telecommunications 0.7%
Comcast Corp.
  5.5%, 03/15/11                                        2,000M         2,090,000
                                                                 ---------------
Total Bonds
  (Cost $7,763,823)                                                    8,060,625
                                                                 ---------------

                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 61.9%
   Consumer Discretionary 6.4%
   Carnival Corp.                                       29,000   $     1,534,100
*  Comcast Corp. - Class A                             117,400         3,714,536
   Gap, Inc.                                            55,700         1,169,700
   Grupo Televisa, S.A.                                 16,000           960,000
   Hilton Hotels Corp.                                  75,000         1,817,250
   McGraw-Hill Cos., Inc.                               29,600         1,292,336
   Petsmart, Inc.                                       28,300           899,091
   Staples, Inc.                                        61,050         1,314,407
*  Time Warner, Inc.                                   202,700         3,526,980
   TJX Cos                                              47,400         1,086,882
   Yum Brands, Inc.                                     25,800         1,323,282
                                                                 ---------------
                                                                      18,638,564
                                                                 ---------------
   Consumer Staples 6.4%
   Altria Group, Inc.                                   54,000         3,625,560
   Avon Products, Inc.                                  21,600           858,384
   Coca-Cola Co.                                        17,600           785,488
   Colgate Palmolive Co.                                20,000           999,400
   Costco Wholesale Corp.                                8,300           376,986
   Diageo plc (ADR)                                     30,600         1,778,472
   Gillette Co.                                         25,000         1,318,500
   Kimberly-Clark Corp.                                 40,000         2,573,200
   PepsiCo, Inc.                                        40,000         2,252,000
   Procter & Gamble Co.                                 34,900         1,924,735
   Wrigley (Wm.) Jr. Co.                                32,000         2,184,640
                                                                 ---------------
                                                                      18,677,365
                                                                 ---------------
   Energy 6.8%
   Chevron Corp.                                        55,600         2,990,168
   EOG Resources, Inc.                                  36,800         1,835,952
   Exxon Mobil Corp.                                    78,000         4,383,600
   GlobalSantaFe Corp.                                  28,500         1,044,240
   Murphy Oil Corp.                                      4,500           439,875
   Noble Energy, Inc.                                   15,400         1,145,298
   Pioneer Natural Resources Co.                        29,100         1,167,783
*  Pride Int'l., Inc.                                   68,700         1,549,185
   Schlumberger Ltd.                                    60,000         4,102,200
*  Weatherford Int'l., Inc.                             20,400         1,072,428
                                                                 ---------------
                                                                      19,730,729
                                                                 ---------------
   Financials 10.1%
   American Express Co.                                 40,600         2,186,310
   American Int'l. Group                                37,200         2,066,460
   Bank of America Corp.                                64,600         2,992,272
   Bank of New York, Inc.                               50,000         1,441,000
   Citigroup, Inc.                                     115,000         5,417,650
   Goldman Sachs Group, Inc.                            11,100         1,082,250
   J.P. Morgan Chase & Co.                              48,300         1,726,725
   Marsh & McLennan Cos., Inc.                          42,000         1,219,680
   MBNA Corp.                                           44,700           942,723
   Mellon Financial Corp.                               50,000         1,388,000
   Merrill Lynch & Co., Inc.                            16,400           889,864
   Morgan Stanley                                       24,500         1,199,520
   PNC Financial Services Group, Inc.                   11,800           644,870
   St. Paul Travelers Cos., Inc.                        66,672         2,525,535
   U.S. Bancorp                                         60,000         1,759,800
   Wells Fargo & Co.                                    30,500         1,842,505
                                                                 ---------------
                                                                      29,325,164
                                                                 ---------------
   Health Care 10.4%
*  Amgen, Inc.                                          26,400         1,652,112
   Baxter Int'l., Inc.                                  57,300         2,114,370
   Bristol-Myers Squibb Co.                             48,100         1,219,816
*  Cerner Corp.                                         17,500         1,143,625
   Cigna Corp.                                           7,000           680,750
   GlaxoSmithKline plc (ADR)                            32,400         1,610,280
   Guidant Corp.                                        17,000         1,256,130
   HCA, Inc.                                            38,700         2,089,800
   Johnson & Johnson                                    58,200         3,905,220
*  Laboratory Corp. of America Holdings                 28,900         1,400,205
   Lilly, Eli & Co.                                     22,100         1,288,430
*  Medco Health Solutions, Inc.                         25,900         1,295,000
   Medtronic, Inc.                                      59,800         3,214,250
   Novartis                                             35,500         1,733,465
   Pfizer, Inc.                                        120,500         3,361,950
   Teva Pharmaceutical Industries Ltd. (ADR)            71,000         2,369,270
                                                                 ---------------
                                                                      30,334,673
                                                                 ---------------
   Industrials 9.2%
   Boeing Co.                                           34,500         2,204,550
   Canadian Nat'l. Railway Co.                          15,000           919,200
   General Dynamics Corp.                               12,600         1,360,548
   General Electric Co.                                135,000         4,924,800
   Honeywell Int'l., Inc.                               71,700         2,597,691
   Northrop Grumman Corp.                               41,300         2,301,236
   Rockwell Automation, Inc.                            38,100         1,957,197
   Tyco Int'l. Ltd                                     106,100         3,069,473
   Union Pacific Corp.                                  23,900         1,600,344
   United Technologies Corp.                            36,000         3,841,200
   Waste Management, Inc.                               70,800         2,087,892
                                                                 ---------------
                                                                      26,864,131
                                                                 ---------------
   Information Technology 7.7%
*  Accenture Ltd                                        39,900           928,872
   Analog Devices, Inc.                                 22,700           841,716
   Applied Materials, Inc.                              86,500         1,419,465
*  Broadcom Corp. - Class A                             11,300           401,037
   Computer Associates Int'l., Inc.                     34,500           940,815
*  EMC Corp.                                           137,300         1,930,438
   First Data Corp.                                     23,200           877,656
*  Freescale Semiconductor, Inc. - Class B              47,889           967,357
   Int'l. Business Machines                             30,400         2,296,720
   Microsoft Corp.                                     150,000         3,870,000
   Motorola, Inc.                                       95,000         1,650,150
   Nokia Corp. (ADR)                                    75,000         1,264,500
*  Oracle Corp.                                        117,000         1,499,940
   Qualcomm, Inc.                                       15,100           562,626
   Seagate Technology (R)                               53,100         1,126,782
   Texas Instruments                                    70,100         1,937,564
                                                                 ---------------
                                                                      22,515,638
                                                                 ---------------
   Materials 3.3%
   DuPont, E.I. de Nemours & Co.                        75,000         3,488,250
   Freeport-McMoran Copper & Gold - Class B             71,300         2,516,890
   Int'l. Paper Co.                                     49,700         1,600,837
   Newmont Mining Corp.                                 21,400           796,936
   Praxair, Inc.                                        25,000         1,171,750
                                                                 ---------------
                                                                       9,574,663
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Balanced Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
   Telecommunication Services 1.0%
   Sprint Corp.                                        41,300    $       978,397
   Vodafone Group plc (ADR)                             75,000         1,888,500
                                                                 ---------------
                                                                       2,866,897
                                                                 ---------------
   Utilities 0.6%
   Entergy Corp.                                        21,800         1,565,894
                                                                 ---------------
   Total Common Stocks
     (Cost $137,230,300)                                             180,093,718
                                                                 ---------------

   Warrants 0.0%
*  Lucent Technologies, Inc.
     (Cost $0)                                           3,385             2,369
                                                                 ---------------

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 0.9%
Prudential Funding
  2.89%, 06/02/05
  Cost ($2,499,799)                                    2,500 M   $     2,499,799
                                                                 ---------------
Total Investments
(Cost $244,030,765)**                                                287,896,587
Excess of Other Assets Over Liabilities 1.0%                           2,995,702
                                                                 ---------------
Net Assets                                                       $   290,892,289
                                                                 ===============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the market value of Rule 144A securities amounted to $2,012,500 or 0.7% of net assets.
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $43,865,822 of which $46,227,267 related to appreciated securities and $2,361,445 related to depreciated securities.

     (ADR) - American Depository Receipt
     (R) - Return of Capital paid during the fiscal period.

                                              See Notes to Financial Statements.

Sentinel High Yield Bond Fund
--------------------------------------------------------------------------------

Portfolio Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                    Warrants                              0.2%
                    Common Stocks                         0.7%
                    Cash and Other                        2.7%
                    U.S. Government Agency Obligations    7.9%
                    Corporate Bonds                      88.5%

Top Holdings as of 05/31/05

                                                         Maturity     Percent of
Description                                  Coupon          Date     Net Assets
--------------------------------------------------------------------------------
Federal Home Loan Bank                        2.98%      06/01/05           7.9%
Case New Holland, Inc.                        9.25%      08/01/11           1.3%
Texas Genco LLC                              6.875%      12/15/14           1.3%
Owens-Brockway Glass Container                6.75%      12/01/14           1.2%
Novelis, Inc.                                 7.25%      02/15/15           1.1%
Tenneco Automotive, Inc.                     8.625%      11/15/14           1.1%
Chesapeake Energy Corp.                      6.875%      11/15/16           1.0%
General Motors Acceptance Corp.              6.125%      09/15/06           1.0%
H-Lines Financial Hldgs. Corp.                   0%      04/01/08           1.0%
Lucent Technologies, Inc.                     6.45%      03/15/29           1.0%
                                                                        -------
  Total of Net Assets*                                                     17.9%
                                                                        -------
Average Effective Duration (for all Bonds) 4.5 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Bonds 88.5%
Basic Industry 15.7%
Abitibi-Consolidated Co.
  6%, 6/20/13                                             475M   $       417,406
Acetex Corp.
  10.875%, 8/1/09                                       1,000M         1,060,000
AK Steel Corp.
  7.75%, 6/15/12                                        1,275M         1,163,437
Arch Western Finance LLC
  6.75%, 7/1/13                                         1,000M         1,025,000
Boise Cascade LLC (a)(b)
  6.01563%, 10/15/12                                      450M           452,250
Boise Cascade LLC (a)
  7.125%, 10/15/14                                        425M           406,938
Borden U.S. Finance Corp. (a)
  9%, 7/15/14                                             250M           253,750
Bowater, Inc.
  6.5%, 6/15/13                                           825M           787,875
Ethyl Corp.
  8.875%, 5/1/10                                          190M           198,550
FMC Corp.
  10.25%, 11/1/09                                         900M         1,019,250
Foundation PA Coal Co.
  7.25%, 8/1/14                                           990M         1,024,650
Freeport-McMoran Copper & Gold
  10.125%, 2/1/10                                         775M           860,250
Freeport-McMoran Copper & Gold
  6.875%, 2/1/14                                          410M           391,550
Georgia-Pacific Corp.
  8.125%, 5/15/11                                       1,000M         1,132,500
Georgia-Pacific Corp.
  8%, 1/15/24                                           1,000M         1,152,500
Gerdau Ameristeel Corp.
  10.375%, 7/15/11                                        137M           150,015
Graphic Packaging Int'l., Inc.
  8.5%, 8/15/11                                         1,000M         1,000,000
Huntsman Advanced Materials LLC (a)
  11%, 7/15/10                                          1,000M         1,145,000
Huntsman Int'l. LLC
  9.875%, 3/1/09                                        1,000M         1,075,000
Huntsman LLC (a)(e)
  12%, 7/15/12                                            907M         1,047,585
Lyondell Chemical Co.
  10.5%, 6/1/13                                         1,000M         1,146,250
Millenium America, Inc.
  7.625%, 11/15/26                                      1,000M           945,000
Nalco Co.
  8.875%, 11/15/13                                      1,250M         1,312,500
Novelis, Inc. (a)
  7.25%, 2/15/15                                        1,910M         1,881,350
Oregon Steel Mills, Inc.
  10%, 7/15/09                                          1,200M         1,302,000
Peabody Energy Corp.
  6.875%, 3/15/13                                         340M           358,700
Peabody Energy Corp.
  5.875%, 4/15/16                                         615M           608,850
PQ Corp. (a)
  7.5%, 2/15/13                                           975M           945,750
Stone Containers Corp.
  9.75%, 2/1/11                                           500M           531,250
United States Steel Corp.
  10.75%, 8/1/08                                          782M           887,570
                                                                 ---------------
                                                                      25,682,726
                                                                 ---------------
Capital Goods 8.4%
Case New Holland, Inc. (a)
  9.25%, 8/1/11                                         2,050M         2,173,000
Columbus McKinnon Corp.
  8.5%, 4/1/08                                            975M           970,125
Crown Castle Cork & Seal, Inc.
  7.375%, 12/15/26                                        500M           449,375
Crown European Hldgs
  9.5%, 3/1/11                                          1,500M         1,650,000
Douglas Dynamics LLC (a)
  7.75%, 1/15/12                                          685M           661,025
Dresser, Inc.
  9.375%, 4/15/11                                         750M           785,625
Dresser-Rand Group, Inc. (a)
  7.375%, 11/1/14                                         765M           753,525
Graham Packaging Co. LP (a)
  9.875%, 10/15/14                                        430M           428,925
Moog, Inc.
  6.25%, 1/15/15                                          590M           592,950
Owens-Brockway Glass Container
  6.75%, 12/1/14                                        2,000M         2,030,000
Owens-Brockway Glass Container
  8.25%, 5/15/13                                        1,000M         1,085,000
Terex Corp.
  7.375%, 1/15/14                                         960M           988,800
Trimas Corp.
  9.875%, 6/15/12                                       1,375M         1,120,625
                                                                 ---------------
                                                                      13,688,975
                                                                 ---------------
Consumer Cyclical 5.8%
CSK Auto, Inc.
  7%, 1/15/14                                           1,350M         1,270,687
FTD, Inc.
  7.75%, 2/15/14                                          800M           772,000
General Motors
Acceptance Corp.
  6.125%, 9/15/06                                       1,675M         1,668,719
General Motors Acceptance Corp.
  5.625%, 5/15/09                                         850M           768,187
Levi Strauss & Co. (a)
  9.75%, 1/15/15                                          400M           390,000
Petco Animal Supplies
  10.75%, 11/1/11                                       1,000M         1,115,000
Tenneco Automotive, Inc.
  8.625%, 11/15/14                                      1,850M         1,794,500
United Auto Group, Inc.
  9.625%, 3/15/12                                       1,000M         1,055,000
Warnaco, Inc.
  8.875%, 6/15/13                                         600M           657,000
                                                                 ---------------
                                                                       9,491,093
                                                                 ---------------
Consumer Non-Cyclical 5.9%
Alltrista Corp.
  9.75%, 5/1/12                                         1,300M         1,384,500
Amscan Hldgs., Inc.
  8.75%, 5/1/14                                           850M           794,750

                                              See Notes to Financial Statements.

Sentinel High Yield Bond Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
B & G Foods, Inc.
  8%, 10/1/11                                              70M   $        72,800
Central Garden & Pet Co.
  9.125%, 2/1/13                                        1,000M         1,070,000
Chiquita Brands Int'l., Inc.
  7.5%, 11/1/14                                           225M           214,875
Del Monte Corp.
  8.625%, 12/15/12                                        330M           361,350
Del Monte Corp. (a)
  6.75%, 2/15/15                                          210M           210,525
Elizabeth Arden, Inc.
  7.75%, 1/15/14                                        1,300M         1,348,750
Jean Coutu Group PJC, Inc.
  8.5%, 8/1/14                                          1,000M           977,500
Playtex Products, Inc.
  8%, 3/1/11                                            1,000M         1,075,000
Rayovac Corp. (a)
  7.375%, 2/1/15                                        1,040M         1,019,200
Riddell Bell Hldgs., Inc.
  8.375%, 10/1/12                                         705M           708,525
Rite Aid Corp.
  9.5%, 2/15/11                                           400M           414,000
                                                                 ---------------
                                                                       9,651,775
                                                                 ---------------
Energy 8.3%
Chesapeake Energy Corp. (a)
  6.375%, 6/15/15                                         675M           691,875
Chesapeake Energy Corp.
  6.875%, 1/15/16                                       1,595M         1,674,750
El Paso Corp.
  7.875%, 6/15/12                                       1,160M         1,171,600
El Paso Energy Corp.
  7.75%, 1/15/32                                          575M           539,063
El Paso Production Holdings Co.
  7.75%, 6/1/13                                         1,000M         1,042,500
Encore Acquisition Co.
  6.25%, 4/15/14                                          495M           485,100
Exco Resources, Inc.
  7.25%, 1/15/11                                          225M           220,500
Grant Prideco, Inc.
  9%, 12/15/09                                            900M           994,500
Parker Drilling Co.
  9.625%, 10/1/13                                         495M           559,350
Parker Drilling Co. (a)
  9.625%, 10/1/13                                         925M         1,045,250
Petroleum Geo Services ASA
  10%, 11/5/10                                          1,200M         1,338,000
Plains Exploration & Production Co.
  8.75%, 7/1/12                                           500M           547,500
Premcor Refining Group, Inc.
  9.5%, 2/1/13                                            800M           918,000
Venoco, Inc. (a)
  8.75%, 12/15/11                                          35M            34,300
Williams Cos., Inc.
  8.125%, 3/15/12                                       1,200M         1,356,000
Williams Cos., Inc.
  7.5%, 1/15/31                                           875M           920,938
                                                                 ---------------
                                                                      13,539,226
                                                                 ---------------
Financial 1.7%
Crum & Foster Hldgs. Corp.
  10.375%, 6/15/13                                        750M           806,250
Thornburg Mortgage, Inc.
  8%, 5/15/13                                           1,250M         1,250,000
Triad Financial Corp. (a)
  11.125%, 5/1/13                                         775M           775,000
                                                                 ---------------
                                                                       2,831,250
                                                                 ---------------
Media 6.1%
American Color Graphics, Inc.
  10%, 6/15/10                                            825M           533,156
Cablevision Systems Corp.
  8%, 4/15/12                                           1,240M         1,309,750
CCO Hldgs. LLC
  8.75%, 11/15/13                                       1,000M         1,000,000
Charter Communications Hldgs. LLC
  8.625%, 4/1/09                                        1,000M           747,500
CSC Hldgs., Inc.
  7.625%, 4/1/11                                        1,000M         1,065,000
Dex Media East LLC
  9.875%, 11/15/09                                      1,000M         1,112,500
Emmis Operating Co.
  6.875%, 5/15/12                                         860M           852,475
Houghton Mifflin Co.
  8.25%, 2/1/11                                           775M           809,875
Mediacom LLC
  9.5%, 1/15/13                                         1,000M           997,500
Primedia, Inc.
  8.875%, 5/15/11                                         635M           669,925
Sinclair Broadcast Group, Inc.
  8%, 3/15/12                                             875M           912,188
                                                                 ---------------
                                                                      10,009,869
                                                                 ---------------
Real Estate 0.5%
Crescent Real Estate
  9.25%, 4/15/09                                          840M           869,400
                                                                 ---------------
Services Cyclical 17.7%
AMC Entertainment, Inc.
  9.875%, 2/1/12                                          250M           250,000
Ameristar Casinos, Inc.
  10.75%, 2/15/09                                       1,000M         1,097,500
Cinemark, Inc.
  0%, Due 03/15/14
  Steps up to 9.75%
  Beginning 03/15/09                                    1,840M         1,301,800
Corrections Corp. America
  7.5%, 5/1/11                                            500M           515,625
CP Ships Ltd.
  10.375%, 7/15/12                                      1,000M         1,125,000
DI Financial LLC (a)
  9.5%, 2/15/13                                           655M           609,150
GEO Group, Inc.
  8.25%, 7/15/13                                          300M           290,250
Gulfmark Offshore, Inc. (a)
  7.75%, 7/15/14                                          500M           513,750
Hammons, John Q. Hotels LP
  8.875%, 5/15/12                                       1,000M         1,092,500
Herbst Gaming, Inc.
  7%, 11/15/14                                            925M           927,313
H-Lines Financial Hldgs. Corp. (a)
  0%, Due 04/01/13 Steps up to 11%
  Beginning 04/01/08                                    2,125M         1,657,500
Hornbeck Offshore Services, Inc.
  6.125%, 12/1/14                                         250M           250,625
Host Marriott LP
  7.125%, 11/1/13                                       1,000M         1,035,000
IMAX Corp.
  9.625%, 12/1/10                                       1,250M         1,312,500
Inn of the Mountain Gods Resort
  12%, 11/15/10                                         1,000M         1,165,000
Intrawest Corp.
  7.5%, 10/15/13                                          875M           888,125
Isle of Capri Casinos, Inc.
  7%, 3/1/14                                            1,000M           987,500
Las Vegas Sands Corp. (a)
  6.375%, 2/15/15                                         755M           730,462
La Quinta Properties, Inc.
  8.875%, 3/15/11                                         400M           434,000
Mandalay Resort Group
  10.250%, 8/1/07                                       1,000M         1,102,500
Marquee Hldgs., Inc. (a)
  0%, Due 08/15/14
  Steps up to 12%
Beginning 08/15/09                                      1,500M           885,000
Meritage Homes Corp. (a)
  6.25%, 3/15/15                                          500M           470,000
MGM Mirage
  5.875%, 2/27/14                                         550M           532,125
MTR Gaming Group, Inc.
  9.75%, 4/1/10                                         1,000M         1,090,000
Nationsrent Cos., Inc.
  9.5%, 10/15/10                                        1,000M         1,077,500
Norcross Safety Products LLC
  9.875%, 8/15/11                                         750M           802,500
NSP Hldgs. LLC
  11.75%, 1/1/12                                          250M           265,000
Overseas Shipholding Group, Inc.
  8.25%, 3/15/13                                          750M           806,250
Sea Containers Ltd.
  10.5%, 5/15/12                                          440M           453,200
Ship Finance Int'l. Ltd.
  8.5%, 12/15/13                                          865M           834,725
Station Casinos, Inc.
  6.5%, 2/1/14                                            450M           457,875
Station Casinos, Inc.
  6.875%, 3/1/16                                          450M           464,625
Technical Olympic USA, Inc.
  7.5%, 3/15/11                                           500M           472,500
United Rentals North America, Inc.
  7.75%, 11/15/13                                       1,000M           995,000
WMG Hldgs. Corp. (a)(c)
  7.385%, 12/15/11                                      1,125M         1,175,625
Wynn Las Vegas LLC (a)
  6.625%, 12/1/14                                       1,000M           965,000
                                                                 ---------------
                                                                      29,033,025
                                                                 ---------------
Services Non-Cyclical 6.6%
Allied Waste North American, Inc.
  5.75%, 2/15/11                                          525M           492,188
Allied Waste North American, Inc.
  6.375%, 4/15/11                                         475M           456,000
Carriage Services, Inc. (a)
  7.875%, 1/15/15                                         705M           727,913
Clean Harbors, Inc. (a)
  11.25%, 7/15/12                                         550M           607,750
HCA, Inc.
  6.375%, 1/15/15                                         925M           946,969
Iasis Capital LLC
  8.75%, 6/15/14                                          565M           607,375
NeighborCare, Inc.
  6.875%, 11/15/13                                      1,125M         1,153,125
Omega Healthcare
Investments, Inc.
  6.95%, 8/1/07                                           600M           613,500
Omega Healthcare Investments, Inc.
  7%, 4/1/14                                              175M           175,438
Select Medical Corp. (a)
  7.625%, 2/1/15                                        1,075M         1,066,937
Service Corp. Int'l
  6.75%, 4/1/16                                           750M           746,250
Team Health, Inc.
  9%, 4/1/12                                            1,000M         1,027,500
Tenet Healthcare Corp.
  9.875%, 7/1/14                                        1,000M         1,080,000
Universal Hospital Services
  10.125%, 11/1/11                                      1,030M         1,045,450
                                                                 ---------------
                                                                      10,746,395
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel High Yield Bond Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Technology 2.8%
Celestica, Inc.
  7.875%, 7/1/11                                          225M   $       235,125
Lucent Technologies, Inc.
  6.45%, 3/15/29                                        1,900M         1,653,000
Northern Telecom Ltd.
  6.875%, 9/1/23                                        1,000M           910,000
Stratus Technologies, Inc.
  10.375%, 12/1/08                                        685M           664,450
Telex Communications, Inc. (f)
  11.5%, 10/15/08                                       1,000M         1,082,500
                                                                 ---------------
                                                                       4,545,075
                                                                 ---------------
Telecommunications 4.6%
Alamosa Delaware, Inc.
  8.5%, 1/31/12                                           450M           471,375
Consolidated Communications, Inc. (a)
  9.75%, 4/1/12                                           480M           487,200
Hawaiian Telcom Communications (a)(d)
  8.71%, 5/1/13                                           225M           228,937
Hawaiian Telcom Communications (a)
  9.75%, 5/1/13                                           150M           156,562
Hawaiian Telcom Communications (a)
  12.5%, 5/1/15                                           625M           653,125
Horizon PCS, Inc.
  11.375%, 7/15/12                                        425M           467,500
Nextel Communications, Inc.
  7.375%, 8/1/15                                        1,000M         1,086,250
Qwest Capital Funding, Inc.
  7%, 8/3/09                                              580M           551,725
Qwest Corp. (a)
  7.875%, 9/1/11                                          835M           870,487
Rogers Wireless, Inc.
  9.625%, 5/1/11                                          500M           583,750
Rogers Wireless, Inc.
  6.375%, 3/1/14                                          350M           350,000
Rogers Wireless, Inc.
  7.5%, 3/15/15                                           575M           616,688
Rural Cellular Corp.
  8.25%, 3/15/12                                          170M           174,675
Ubiquitel Operations Co.
  9.875%, 3/1/11                                          425M           461,125
US Unwired, Inc.
  10%, 6/15/12                                            425M           467,500
                                                                 ---------------
                                                                       7,626,899
                                                                 ---------------
Utilities 4.4%
AES Corp.
  7.75%, 3/1/14                                         1,400M         1,491,000
Calpine Canada
Energy Financial
  8.5%, 5/1/08                                            565M           339,000
NRG Energy, Inc. (a)
  8%, 12/15/13                                            469M           497,140
Reliant Energy, Inc.
  9.5%, 7/15/13                                         1,000M         1,095,000
Reliant Energy, Inc.
  6.75%, 12/15/14                                         700M           670,250
Semco Energy, Inc.
  7.125%, 5/15/08                                         500M           510,000
Semco Energy, Inc.
  7.75%, 5/15/13                                          500M           521,875
Texas Genco LLC (a)
  6.875%, 12/15/14                                      2,000M         2,065,000
                                                                 ---------------
                                                                       7,189,265
                                                                 ---------------
Total Bonds
  (Cost $142,583,699)                                                144,904,973
                                                                 ---------------

                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 0.7%
   Energy 0.3%
*  TexCal Energy LLC (f)                                   454   $       590,525
                                                                 ---------------
   Entertainment 0.4%
*  Charter Communications, Inc. Class-A                 75,000            85,500
*  Imax Corp.                                           54,472           520,752
                                                                 ---------------
                                                                         606,252
                                                                 ---------------
   Total Common Stocks
     (Cost $1,021,092)                                                 1,196,777
                                                                 ---------------

   Warrants 0.2%
*  American Tower Escrow Corp.                           1,000           254,256
*  Ono Financial plc. (a)                                1,000                 0
*  Ono Financial plc. (a)                                1,000                 0
                                                                 ---------------
   Total Warrants
     (Cost $76,272)                                                      254,256
                                                                 ---------------

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 7.9%
Federal Home Loan Bank
2.98%, 06/01/05
  (Cost $12,907,000)                                  12,907 M   $    12,907,000
                                                                 ---------------
Total Investments
  (Cost $156,588,063)**                                              159,263,006

Excess of Other Assets
 Over Liabilities 2.7%                                                 4,447,993
                                                                 ---------------
Net Assets                                                       $   163,710,999
                                                                 ===============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the market value of Rule 144A securities amounted to $28,682,786 or 17.5% of net assets.
(b) Boise Cascade LLC has a variable interest rate that floats quarterly on 15th of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.875%.
(c) WMG Holdings Corp. a variable interest rate that floats quarterly on 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 4.375%.
(d) Hawaiian Telecom has a variable interest rate that floats semi-annually on 1st of May and November. The interest rate is based on the 6-month Libor rate plus 5.5%.
(e) Huntsman LLC announced an exchange offer for its 11.5% 144A Senior Notes due July 15, 2012, to expire on June 10, 2005. Huntsman LLC is currently paying additional interest of 0.5%, due to a failure to file a timely registration, increasing the coupon to 12.0%.
(f) Fair Valued Securities. At May 31, 2005, the market value of the Fair Valued Securities amounted to $1,673,025 or 1.0% of the net assets.
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005, unrealized appreciation for federal income tax purposes aggregated $2,674,943 of which $5,171,291 related to appreciated securities and $2,496,348 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Capital Markets Income Fund
--------------------------------------------------------------------------------

Portfolio Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                    Foreign Bonds                        14.8%
                    Domestic Bonds                       26.7%
                    Preferred Stocks                      1.0%
                    Common Stocks                        25.1%
                    Cash and Other                        1.3%
                    U.S. Government Agency Obligations   31.1%

Top Equity Holdings as of 05/31/05

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
JP Morgan Chase                                                             0.9%
Citigroup, Inc.                                                             0.9%
Altria Group, Inc.                                                          0.8%
Bank of America Corp.                                                       0.8%
BP plc-Sponsored (ADR)                                                      0.8%
American Int'l. Group                                                       0.7%
General Electric Co.                                                        0.7%
Occidental Petroleum Corp.                                                  0.6%
Exxon Mobil Corp.                                                           0.6%
Oracle Corp.                                                                0.5%
                                                                        -------
  Total of Net Assets*                                                      7.3%
                                                                        -------

Top Fixed Income Holdings as of 05/31/05

                                                         Maturity     Percent of
Description                                 Coupon           Date     Net Assets
--------------------------------------------------------------------------------
Federal Home Loan Bank                       2.98%       06/01/05          10.1%
FNR 1998-61 PL                                  6%       11/25/28           4.5%
Federal Republic of Germany                   3.5%       10/09/09           3.5%
FHR 2811 PE                                     6%       06/15/34           3.3%
GNMA 628416X                                    6%       03/15/24           3.1%
FHR 2698 LG                                   5.5%       06/15/32           2.5%
FHLMC A38711                                  5.5%       02/01/35           2.5%
Commonwealth of Australia                     7.5%       09/15/09           2.3%
New Zealand Government                          8%       11/15/06           1.8%
FHLMC C47315                                  6.5%       08/01/29           1.5%
                                                                        -------
  Total of Net Assets*                                                     35.1%
                                                                        -------
Average Effective Duration (for all Bonds) 3.6 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 31.1%
Federal Home Loan Bank 10.1%
Agency Discount Notes:
    2.98%, 06/01/05                                     8,202M   $     8,202,000
                                                                 ---------------
Federal Home Loan Mortgage Corporation 11.0%
Collateralized Mortgage Obligations:
  FHR 2698 LG
    5.5%, 06/15/32                                      2,000M         2,036,975
  FHR 2492 GH
    6%, 08/15/32                                        1,000M         1,051,099
  FHR 2811 PE
    6%, 06/15/34                                        2,500M         2,654,987
                                                                 ---------------
                                                                       5,743,061
                                                                 ---------------
Mortgage Backed Securities:
30-Year
  FHLMC C47315
    6.5%, 08/01/29                                      1,167M         1,212,117
  FHLMC A38711
    5.5%, 02/01/35                                      1,998M         2,029,534
                                                                 ---------------
                                                                       3,241,651
                                                                 ---------------
Total Federal Home Loan Mortgage Corporation                           8,984,712
                                                                 ---------------
Federal National Mortgage Association 6.9%
Collateralized Mortgage Obligations:
  FNR 1998-61 PL
    6%, 11/25/28                                        3,500M         3,645,053
  FNR 2002-73 QE
    5.5%, 04/25/31                                      1,000M         1,027,188
                                                                 ---------------
                                                                       4,672,241
                                                                 ---------------
Mortgage-Backed Securities:
30-Year:
  FNMA 659994,
    6.5%, 09/01/32                                        900M           935,558
                                                                 ---------------
Total Federal National Mortgage Association                            5,607,799
                                                                 ---------------
Government National Mortgage Association 3.1%
Mortgage-Backed Securities:
30-Year:
  GNMA 628416X
    6%, 03/15/24                                        2,453M         2,536,530
                                                                 ---------------
Total U.S. Government Agency Obligations
  (Cost $25,287,944)                                                  25,331,041
                                                                 ---------------

Domestic Bonds 26.7%
Basic Industry 5.1%
Abitibi-Consolidated Co.
  6%, 06/20/13                                             75M            65,906
AK Steel Corp.
  7.75%, 06/15/12                                         200M           182,500
Arch Western Finance LLC
  6.75%, 07/01/13                                         125M           128,125
Boise Cascade LLC (a)(b)
  6.01563%, 10/15/12                                       75M            75,375
Boise Cascade LLC (a)
  7.125%, 10/15/14                                         65M            62,237
Borden U.S. Finance Corp. (a)
  9%, 07/15/14                                             50M            50,750
Bowater, Inc.
  6.5%, 06/15/13                                          125M           119,375
Freeport-McMoran Copper & Gold
  6.875%, 02/01/14                                        250M           238,750
Georgia-Pacific Corp.
  8%, 01/15/24                                            270M           311,175
Gerdau Ameristeel Corp.
  10.375%, 07/15/11                                        41M            44,895
Graphic Packaging Int'l., Inc.
  8.5%, 08/15/11                                          125M           125,000
Huntsman Advanced Materials LLC (a)
  11%, 07/15/10                                           250M           286,250
Huntsman Int'l. LLC (a)(e)
  12%, 07/15/12                                           165M           190,575
Lyondell Chemical Co.
  9.5%, 12/15/08                                          120M           128,100
Lyondell Chemical Co.
  10.5%, 06/01/13                                         250M           286,563
Millennium America, Inc.
  7.625%, 11/15/26                                        150M           141,750
Nalco Co. (a)
  9%, 11/15/13                                     250,000 (E)           332,249
Novelis, Inc. (a)
  7.25%, 02/15/15                                         560M           551,600
Oregon Steel Mills, Inc.
  10%, 07/15/09                                           225M           244,125
Peabody Energy Corp.
  5.875%, 04/15/16                                        250M           247,500
Stone Containers Corp.
  9.75%, 02/01/11                                         200M           212,500
United States Steel Corp.
  10.75%, 08/01/08                                        130M           147,550
                                                                 ---------------
                                                                       4,172,850
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Capital Markets Income Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Capital Goods 1.7%
Case New Holland, Inc. (a)
  9.25%, 08/01/11                                         300M   $       318,000
Crown European Hldgs.
  10.875%, 03/01/13                                       250M           289,688
Douglas Dynamics LLC (a)
  7.75%, 01/15/12                                         160M           154,400
Dresser-Rand Group,
Inc. (a)
  7.375%, 11/01/14                                        130M           128,050
Moog, Inc.
  6.25%, 01/15/15                                         175M           175,875
Owens-Brockway Glass Container
  6.75%, 12/01/14                                         300M           304,500
                                                                 ---------------
                                                                       1,370,513
                                                                 ---------------
Consumer Cyclical 1.5%
CSK Auto, Inc.
  7%, 01/15/14                                            125M           117,656
FTD, Inc.
  7.75%, 02/15/14                                         243M           234,495
General Motors
Acceptance Corp.
  6.125%, 09/15/06                                        250M           249,203
Levi Strauss & Co. (a)
  9.75%, 01/15/15                                          70M            68,250
Tenneco Automotive, Inc.
  8.625%, 11/15/14                                        270M           261,900
Warnaco, Inc.
  8.875%, 06/15/13                                        250M           273,750
                                                                 ---------------
                                                                       1,205,254
                                                                 ---------------
Consumer Non-Cyclical 1.7%
Amscan Hldgs., Inc.
  8.75%, 05/01/14                                          70M            65,450
B & G Foods, Inc.
  8%, 10/01/11                                             20M            20,800
Chiquita Brands Int'l., Inc.
  7.5%, 11/01/14                                           60M            57,300
Del Monte Corp.
  8.625%, 12/15/12                                         49M            53,655
Del Monte Corp. (a)
  6.75%, 02/15/15                                          60M            60,150
Elizabeth Arden, Inc.
  7.75%, 01/15/14                                         300M           311,250
Jean Coutu Group PJC, Inc.
  8.5%, 08/01/14                                          300M           293,250
Michael Food, Inc.
  8%, 11/15/13                                             50M            51,375
Rayovac Corp. (a)
  7.375%, 02/01/15                                        300M           294,000
Riddell Bell Hldgs., Inc. (a)
  8.375%, 10/01/12                                        195M           195,975
                                                                 ---------------
                                                                       1,403,205
                                                                 ---------------
Energy 2.3%
Chesapeake Energy Corp. (a)
  6.375%, 06/15/15                                        100M           102,500
Chesapeake Energy Corp.
  6.875%, 01/15/16                                        230M           241,500
El Paso Production Holdings Co.
  7.875%, 06/15/12                                        205M           207,050
El Paso Production Holdings Co.
  7.75%, 06/01/13                                         200M           208,500
El Paso Production Holdings Co.
  7.75%, 01/15/32                                          75M            70,312
Exco Resources, Inc.
  7.25%, 01/15/11                                          40M            39,200
Gazprom O A O (a)
  9.625%, 03/01/13                                        350M           421,750
Parker Drilling Co. (a)
  9.625%, 10/01/13                                        150M           169,500
Parker Drilling Co.
  9.625%, 10/01/13                                         70M            79,100
Williams Cos., Inc.
  8.125%, 03/15/12                                        150M           169,500
Williams Cos., Inc.
  7.5%, 01/15/31                                          125M           131,563
                                                                 ---------------
                                                                       1,840,475
                                                                 ---------------
Financial 0.6%
Crum & Forster Hldgs. Corp.
  10.375%, 06/15/13                                       200M           215,000
Thornburg Mortgage, Inc.
  8%, 05/15/13                                            250M           250,000
                                                                 ---------------
                                                                         465,000
                                                                 ---------------
Foreign Sovereign 1.8%
Federative Republic of Brazil
  9.25%, 10/22/10                                         150M           166,950
Republic of Columbia
  9.75%, 04/09/11                                         354M           401,290
Republic of Columbia
  10.75%, 01/15/13                                        200M           238,500
Republic of Venezuela (d)
  4.15%, 04/20/11                                         470M           420,133
Republic of Venezuela
  10.75%, 09/19/13                                        170M           193,375
                                                                 ---------------
                                                                       1,420,248
                                                                 ---------------
Media 2.2%
American Color Graphics, Inc.
  10%, 06/15/10                                           225M           145,406
Cablevision Systems Corp.
  8%, 04/15/12                                            250M           264,062
Charter Communications Hldgs. LLC
  8.625%, 04/01/09                                        250M           186,875
Charter Communications Holdings LLC
  8.75%, 11/15/13                                         250M           250,000
Dex Media East LLC
  9.875%, 11/15/09                                        200M           222,500
Emmis Operating Co.
  6.875%, 05/15/12                                        230M           227,988
Houghton Mifflin Co.
  8.25%, 02/01/11                                         125M           130,625
Mediacom LLC
  9.5%, 01/15/13                                          250M           249,375
Primedia, Inc.
  8.875%, 05/15/11                                        105M           110,775
                                                                 ---------------
                                                                       1,787,606
                                                                 ---------------
Services Cyclical 5.1%
AMC Entertainment, Inc.
  9.875%, 02/01/12                                        150M           150,000
Cinemark, Inc.
  0%, 03/15/14
  Steps up to 9.75%
Beginning 03/15/09                                        125M            88,437
Corrections Corp. America
  7.5%, 05/01/11                                          150M           154,688
DI Finance LLC (a)
  9.5%, 02/15/13                                          100M            93,000
GEO Group, Inc.
  8.25%, 07/15/13                                         250M           241,875
Hammons, John Q. Hotels LP
  8.875%, 05/15/12                                         85M            92,862
H-Lines Finance Hldgs. (a)
  0.00%, 04/01/13
  Steps up to 11%
  Beginning 04/01/08                                      300M           234,000
HMH Properties, Inc.
  7.875%, 08/01/08                                         17M            17,382
Host Marriott LP
  7.125%, 11/01/13                                        100M           103,500
IMAX Corp.
  9.625%, 12/01/10                                        250M           262,500
Intrawest Corp.
  7.5%, 10/15/13                                          125M           126,875
Isle of Capri Casinos, Inc.
  7%, 03/01/14                                            125M           123,438
La Quinta Properties, Inc.
  8.875%, 03/15/11                                        250M           271,250
Mandalay Resort Group
  10.25%, 08/01/07                                        150M           165,375
Marquee Holdings, Inc.
  0%, 08/15/14
  Steps up to 12%
  Beginning 08/15/09                                      400M           236,000
Meritage Homes Corp. (a)
  6.25%, 03/15/15                                          75M            70,500
MGM Mirage
  5.875%, 02/27/14                                         75M            72,562
MTR Gaming Group, Inc.
  9.75%, 04/01/10                                         150M           163,500
Norcross Safety
Products LLC
  9.875%, 08/15/11                                        200M           214,000
Sea Containers Ltd.
  10.5%, 05/15/12                                         115M           118,450
Ship Finance Int'l. Ltd.
  8.5%, 12/15/13                                          145M           139,925
Station Casinos, Inc.
  6.5%, 02/01/14                                           75M            76,313
Station Casinos, Inc.
  6.875%, 03/01/16                                         75M            77,438
Town Sports Int'l., Inc
  9.625%, 04/15/11                                        200M           206,000
United Rentals North America, Inc.
  7.75%, 11/15/13                                         250M           248,750
WMG Holdings Corp. (a)(c)
  7.385%, 12/15/11                                        125M           130,625
Wynn Las Vegas LLC (a)
  6.625%, 12/01/14                                        320M           308,800
                                                                 ---------------
                                                                       4,188,045
                                                                 ---------------
Services Non-Cyclical 1.2%
Allied Waste North American, Inc.
  6.375%, 04/15/11                                         75M            72,000
Carriage Services, Inc. (a)
  7.875%, 01/15/15                                         75M            77,437
Clean Harbors, Inc. (a)
  11.25%, 07/15/12                                         65M            71,825
HCA, Inc.
  6.375%, 01/15/15                                        150M           153,639
Iasis Cap LLC
  8.75%, 06/15/14                                         160M           172,000
Tenet Healthcare Corp.
  9.875%, 07/01/14                                        225M           243,000
Universal Hospital Services
  10.125%, 11/01/11                                       215M           218,225
                                                                 ---------------
                                                                       1,008,126
                                                                 ---------------
Technology 1.3%
Celestica, Inc.
  7.875%, 07/01/11                                        245M           256,025
Lucent Technologies, Inc.
  6.45%, 03/15/29                                         225M           195,750
Northern Telecom Capital Corp.
  7.875%, 06/15/26                                        150M           147,000
Stratus Technologies, Inc.
  10.375%, 12/01/08                                       230M           223,100

                                              See Notes to Financial Statements.

Sentinel Capital Markets Income Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Telex Communications, Inc. (f)
  11.5%, 10/15/08                                         250M   $       270,625
                                                                 ---------------
                                                                       1,092,500
                                                                 ---------------
Telecommunications 1.3%
Centennial Communications Corp.
  10.125%, 06/15/13                                       250M           280,312
Nextel Communications, Inc.
  7.375%, 08/01/15                                        150M           162,938
Qwest Capital Funding, Inc.
  7%, 08/03/09                                            100M            95,125
Qwest Corp. (a)
  7.875%, 09/01/11                                        250M           260,625
Rogers Wireless, Inc.
  6.375%, 03/01/14                                        250M           250,000
                                                                 ---------------
                                                                       1,049,000
                                                                 ---------------
Utilities 0.9%
AES Corp.
  7.75%, 03/01/14                                         225M           239,625
NRG Energy, Inc. (a)
  8%, 12/15/13                                            117M           124,020
Reliant Energy, Inc.
  6.75%, 12/15/14                                         150M           143,625
Texas Genco LLC (a)
  6.875%, 12/15/14                                        225M           232,313
                                                                 ---------------
                                                                         739,583
                                                                 ---------------
Total Domestic Bonds
  (Cost $21,510,499)                                                  21,742,405
                                                                 ---------------
Foreign Denominated Bonds 14.8%
Australia 2.3%
Commonwealth of Australia
  7.5%, 09/15/09                                 2,230,000 (A)         1,835,185
                                                                 ---------------
Canada 2.6%
Canada Government
  5.75%, 09/01/06                                  920,000 (C)           759,931
Canada Housing Trust
  4.4%, 03/15/08                                   200,000 (C)           164,632
Canada Government
  5.25%, 06/01/12                                  700,000 (C)           608,423
Canada Government
  5%, 06/01/14                                     670,000 (C)           577,016
                                                                 ---------------
                                                                       2,110,002
                                                                 ---------------
Denmark 0.7%
Realkredit Danmark
  4%, 01/01/08                                   3,525,000 (D)           606,191
                                                                 ---------------
Germany 3.5%
Federal Republic of Germany
  3.5%, 10/09/09                                 2,250,000 (E)         2,873,133
                                                                 ---------------
New Zealand 1.8%
New Zealand Government
  8%, 11/15/06                                   1,980,000 (Z)         1,430,902
                                                                 ---------------
Norway 0.9%
Norwegian Government
  6%, 05/16/11                                   4,000,000 (N)           709,118
                                                                 ---------------
Russia 0.5%
Russia Government
  3%, 05/14/08                                     440,000 (R)           413,116
                                                                 ---------------
Sweden 1.2%
Sweden Government
  8%, 08/15/07                                   1,600,000 (S)           241,905
Sweden Government
  6.5%, 05/05/08                                 5,000,000 (S)           750,777
                                                                 ---------------
                                                                         992,682
                                                                 ---------------
United Kingdom 1.3%
U.K. Treasury Stock
  4.5%, 03/07/07                                   600,000 (B)         1,095,032
                                                                 ---------------
Total Foreign Denominated Bonds
  (Cost $11,634,411)                                                  12,065,361
                                                                 ---------------

----------
(A)  Principal amount denominated in Australian Dollars.
(B)  Principal amount denominated in British Pounds.
(C)  Principal amount denominated in Canadian Dollars.
(D)  Principal amount denominated in Danish Krone.
(E)  Principal amount denominated in Euro's
(N)  Principal amount denominated in Norwegian Krone.
(R)  Principal amount denominated in Russian Rubie.
(S)  Principal amount denominated in Swedish Krona.
(Z)  Principal amount denominated in New Zealand Dollars.

                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
   Common Stocks 25.1%
   Consumer Discretionary 2.5%
   Gap, Inc.                                             8,000   $       168,000
*  IMAX Corp.                                            7,302            69,807
*  Lamar Advertising                                     6,000           250,920
   Lowe's Cos., Inc.                                     3,068           175,520
   News Corp. - Class B                                 14,400           240,624
   Omnicom Group, Inc.                                   3,000           245,670
   Penney, J.C.                                          6,905           343,593
   Target Corp.                                          5,625           302,063
   Triarc Cos., Inc.                                     5,334            83,477
*  Zale Corp.                                            4,800           149,664
                                                                 ---------------
                                                                       2,029,338
                                                                 ---------------
   Consumer Staples 2.5%
   Altria Group, Inc.                                   10,173           683,015
*  BJ's Wholesale Club, Inc.                             4,430           133,565
   Colgate Palmolive Co.                                 5,954           297,521
   Lauder, Estee Cos., Inc.                              4,300           168,087
   General Mills, Inc.                                   2,159           106,871
   PepsiCo, Inc.                                         3,195           179,879
   Proctor & Gamble Co.                                  3,800           209,570
   Wal Mart Stores, Inc.                                 5,700           269,211
                                                                 ---------------
                                                                       2,047,719
                                                                 ---------------
   Energy 2.7%
   BP plc-Sponsored (ADR)                               10,725           645,645
   ConocoPhillips                                        3,188           343,794
   Devon Energy Corp.                                    2,118            97,216
   Exxon Mobil Corp.                                     8,076           453,871
   Occidental Petroleum Corp.                            6,359           464,907
   Schlumberger Ltd.                                     2,322           158,755
                                                                 ---------------
                                                                       2,164,188
                                                                 ---------------
   Financials 6.8%
   A.G. Edwards, Inc.                                    3,885           160,489
   American Int'l. Group                                10,210           567,166
   Assured Guaranty Ltd.                                 6,900           141,795
   Bank of America Corp.                                14,232           659,226
   Bank of New York, Inc.                                7,349           211,798
   Boston Properties, Inc.                               1,559           104,126
   Citigroup, Inc.                                      15,073           710,089
   Federal National Mortgage Association                 5,689           337,016
   Global Signal, Inc.                                   3,560           123,995
   Hartford Financial Services                           2,900           216,891
   HSBC Holdings plc ADR                                 2,700           214,272
   JP Morgan Chase                                      20,954           749,106
   Knight Capital Group, Inc.                            2,036            15,372
   Marsh & McLennan Cos., Inc.                           7,600           220,704
   Merrill Lynch                                         3,530           191,538
   PNC Financial Group, Inc.                             3,000           163,950
   U.S. Bancorp                                          7,171           210,325
   Washington Mutual, Inc.                               6,135           253,376
   Wells Fargo & Co.                                     4,700           283,927
                                                                 ---------------
                                                                       5,535,161
                                                                 ---------------
   Health Care 2.5%
   Abbott Labs                                           6,934           334,496
   Baxter Int'l., Inc.                                   4,317           159,297
   Bristol-Myers Squibb Co.                             11,925           302,418
   Johnson & Johnson                                     3,106           208,413
   Merck & Co., Inc.                                     4,000           129,760
   Pfizer, Inc.                                         11,059           308,546

                                              See Notes to Financial Statements.

Sentinel Capital Markets Income Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
   Schering Plough Corp.                                10,476   $       204,282
*  Wellpoint, Inc.                                       1,262           167,846
   Wyeth                                                 5,390           233,764
                                                                 ---------------
                                                                       2,048,822
                                                                 ---------------
   Industrials 2.6%
   3M Co.                                                2,000           153,300
   Cintas Corp.                                          5,800           234,146
   Deere & Co.                                           4,149           274,456
   General Electric Co.                                 14,541           530,456
*  Laidlaw Int'l., Inc.                                 12,088           268,837
   Lockheed Martin                                       4,231           274,550
   Tyco Int'l. Ltd.                                      6,200           179,366
   United Parcel Service, Inc.                           3,027           222,939
                                                                 ---------------
                                                                       2,138,050
                                                                 ---------------
   Information Technology 1.8%
*  Accenture Ltd.                                        5,000           116,400
*  Affiliated Computer Services                          2,242           115,979
*  Altera Corp.                                         11,400           252,966
*  Cadence Design
   Systems, Inc.                                         8,597           120,100
   Hewlett Packard                                       7,900           177,829
*  Lexmark Int'l. - Class A                              4,400           301,136
*  Oracle Corp.                                         29,356           376,344
                                                                 ---------------
                                                                       1,460,754
                                                                 ---------------
   Materials 1.7%
   Air Products & Chemicals, Inc.                        1,488            89,622
   Alcoa, Inc.                                           6,285           170,324
   Dow Chemical Co.                                      2,817           127,582
   Freeport-McMoran Copper & Gold                        5,600           197,680
   Lyondell Chemical                                     5,209           123,662
   MeadWestvaco Corp.                                    3,099            88,879
   PPG Industries, Inc.                                  2,590           169,360
   Spartech Corp.                                        6,000           121,380
   Temple-Inland, Inc.                                   6,000           214,320
   Weyerhaeuser Co.                                      1,727           110,787
                                                                 ---------------
                                                                       1,413,596
                                                                 ---------------
   Telecommunication Services 1.1%
   Alltel Corp.                                          3,800           221,046
   Bellsouth Corp.                                       8,200           219,431
   Sprint Corp. - FON Group                              6,907           163,627
   Verizon Communications                                7,874           278,581
                                                                 ---------------
                                                                         882,685
                                                                 ---------------
   Utilities 0.9%
   DPL, Inc.                                             6,600           167,046
   Entergy Corp.                                         1,558           111,911
   Exelon Corp.                                          2,800           131,180
   FirstEnergy Corp.                                     2,217            98,213
   TXU Corp.                                             2,286           183,519
                                                                 ---------------
                                                                         691,869
                                                                 ---------------
   Total Common Stocks
     (Cost $18,397,305)                                               20,412,182
                                                                 ---------------
   Preferred Stocks 1.0%
   Financials 0.8%
   Federal National Mortgage Association                     3           290,028
   Merrill Lynch & Co.                                   7,000           249,753
   XL Capital Ltd.                                       4,975           119,500
                                                                 ---------------
                                                                         659,281
                                                                 ---------------
   Utilities 0.2%
   FPL Group                                             2,300           141,312
                                                                 ---------------
   Total Preferred Stocks
     (Cost $816,923)                                                     800,593
                                                                 ---------------
   Total Investments
     (Cost $77,647,082)**                                             80,351,582

   Excess of Other Assets
    Over Liabilities 1.3%                                              1,084,869
                                                                 ---------------
   Net Assets                                                    $    81,436,451
                                                                 ===============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the market value of Rule 144A securities amounted to $5,064,756 or 6.2% of net assets.
(b) Boise Cascade LLC has a variable interest rate that floats quarterly on 15th of January, April, July and October. The interest rate is based on the 3-month Libor rate plus 2.875%.
(c) WMG Holdings Corp. has a variable interest rate that floats quarterly on 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 4.375%.
(d) Republic of Venezuela has a variable interest rate that floats quarterly on the 22nd of January, April, July and October. The interest rate is based on the 3-month Libor rate plus 1%.
(e) Huntsman LLC announced an exchange offer for its 11.5% 144A Senior Notes due July 15, 2012, to expire on June 10, 2005. Huntsman LLC is currently paying additional interest of 0.5%, due to a failure to file a timely registration, increasing the coupon to 12.0%.
(f) Fair Valued Securities. At May 31, 2005, the market value of the Fair Valued Securities amounted to $270,625 or 0.3% of the net assets.
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $2,704,500 of which $3,595,937 related to appreciated securities and $891,437 related to depreciated securities.
     (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

Sentinel Bond Fund
--------------------------------------------------------------------------------
Average Effective Duration**

As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                          10 yrs. to 19.99 yrs.    5.7%
                          5 yrs. to 9.99 yrs.     20.0%
                          3 yrs. to 4.99 yrs.     31.0%
                          20 yrs. and over         2.5%
                          Less than 1 yr.          1.1%
                          1 yr. to 2.99 yrs.      39.7%

Top Holdings as of 05/31/05

                                                          Maturity    Percent of
Description                                    Coupon         Date    Net Assets
--------------------------------------------------------------------------------
FNMA 792892                                        5.5%   02/01/35          6.2%
FHLMC A34667                                       5.5%   02/01/35          5.8%
FHR 2355 AE                                          6%   09/15/31          5.0%
Targeted Return Index Security(a)                6.668%   08/15/08          4.8%
FNR 1998-61 PL                                       6%   11/25/28          4.8%
FHR 2828 EW                                        5.5%   02/15/33          4.1%
FHR 2698 LG                                        5.5%   06/15/32          4.1%
FHR 2489 PE                                          6%   08/15/32          3.7%
GNR 2004-47 PD                                       6%   06/16/34          3.7%
FHLMC D96724                                         6%   05/01/25          3.6%
                                                                        -------
  Total of Net Assets*                                                     45.8%
                                                                        -------
Average Effective Duration (for all Bonds) 3.4 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 76.1%
Federal Home Loan Mortgage Corporation 44.4%
Collateralized Mortgage Obligations:
  FHR 2356 GD
   6%, 09/15/16                                         2,500M   $     2,616,200
  FHR 2226 PG
   6%, 04/15/30                                         2,500M         2,615,450
  FHR 2355 AE
   6%, 09/15/31                                         4,280M         4,416,878
  FHR 2698 LG
   5.5%, 06/15/32                                       3,500M         3,562,510
  FHR 2489 PE
   6%, 08/15/32                                         3,100M         3,244,894
  FHR 2828 EW
   5.5%, 02/15/33                                       3,500M         3,563,805
  FHR 2961 PY
   5.5%, 12/15/33                                       3,000M         3,077,490
  FHR 2810 PD
   6%, 06/15/33                                         2,000M         2,082,960
                                                                 ---------------
                                                                      25,180,187
                                                                 ---------------
Mortgage-Backed Securities:
20-year:
  FHLMC D96724
   6%, 05/01/25                                         3,025M         3,123,736
                                                                 ---------------
30-year:
  FHLMC C47272
   6.5%, 10/01/29                                       2,478M         2,580,554
  FHLMC C47314
   6.5%, 11/01/29                                       1,307M         1,360,705
  FHLMC A34667
   5.5%, 02/01/35                                       4,995M         5,074,227
  FHLMC A38733
   5.5%, 02/01/35                                       1,498M         1,522,256
                                                                 ---------------
                                                                      10,537,742
                                                                 ---------------
  Total Federal Home Loan Mortgage Corporation                        38,841,665
                                                                 ---------------
Federal National Mortgage Association 28%
Collateralized Mortgage Obligations:
  FNR 1998-61 PL
   6%, 11/25/28                                         4,000M         4,163,240
  FNR 2002-73 QE
   5.5%, 04/25/31                                       2,000M         2,053,120
  FNR 2004-61 EQ
   5.5%, 01/25/33                                       3,000M         3,086,580
                                                                 ---------------
                                                                       9,302,940
                                                                 ---------------
Mortgage-Backed Securities:
15-Year:
  FNMA 511845
   8.5%, 05/01/10                                          19M            19,555
20-Year:
  FNMA 251212
   10%, 05/01/17                                           43M            47,494
  FNMA 251185
   10%, 06/01/17                                          100M           109,221
                                                                         156,715
  30-Year:

  FNMA 788150
   6%, 03/01/32                                         2,743M         2,834,397
  FNMA 682354
   4.5%, 09/01/33                                       2,879M         2,811,653
  FNMA 682308
   4.5%, 07/01/33                                       2,427M         2,370,013
  FNMA 767840
   6%, 06/01/33                                         1,591M         1,640,950
  FNMA 792892
   5.5%, 02/01/35                                       5,310M         5,391,217
                                                                 ---------------
                                                                      15,048,230
                                                                 ---------------
Total Federal National Mortgage Association                           24,527,440
                                                                 ---------------
Government National Mortgage Association 3.7%
Collateralized Mortgage Obligations:
  GNR 2004-47 PD
   6%, 06/16/34                                         3,000M         3,231,840
                                                                 ---------------

Mortgage-Backed Securities:
30-year:
  GNMA 102852
   13%, 10/15/13                                           215               246
                                                                 ---------------
Total Government National Mortgage Association                         3,232,086
                                                                 ---------------
Total U.S. Government Agency Obligations
 (Cost $66,070,820)                                                   66,601,191
                                                                 ---------------
Bonds 22.3%
Automotive 4.5%
Ford Motor Credit Co.
 4.95%, 01/15/08                                        2,500M         2,371,875
General Motors Corp.
 8.375%, 07/15/33                                       2,000M         1,535,000
                                                                 ---------------
                                                                       3,906,875
                                                                 ---------------
Consumer Products & Services 2.6%
Cadbury Schweppes (a)
 5.125%, 10/01/13                                       1,000M         1,020,000
Coca Cola Bottling Co.
 5%, 11/15/12                                             500M           513,125
Coors Brewing Co.
 6.375%, 05/15/12                                         250M           270,625
Kraft Foods, Inc.
 5.25%, 10/01/13                                          500M           518,750
                                                                 ---------------
                                                                       2,322,500
                                                                 ---------------
Energy 0.6%
Duke Energy Corp.
 5.625%, 11/30/12                                         500M           530,000
                                                                 ---------------
Financial Institutions 1.2%
Berkshire Hathaway Financial Corp. (a)
 4.85%, 01/15/15                                        1,000M         1,006,250
                                                                 ---------------
Index 4.8%
Targeted Return Index Security (a)
 6.668%, 08/15/08                                       4,103M         4,216,279
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Bond Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Insurance 0.6%
Allstate Corp.
 5%, 08/15/14                                             500M   $       513,750
                                                                 ---------------
Media 2.0%
Time Warner Cos., Inc.
 6.875%, 06/15/18                                       1,000M         1,151,250
Walt Disney Co.
 7%, 03/01/32                                             500M           606,250
                                                                 ---------------
                                                                       1,757,500
                                                                 ---------------
Metal-Aluminum 1.2%
Alcan, Inc.
 6.45%, 03/15/11                                        1,000M         1,096,250
                                                                 ---------------
Real Estate 1.2%
Duke Realty LP
 5.4%, 08/15/14                                           500M           516,875
ERP Operating LP
 5.25%, 09/15/14                                          500M           509,375
                                                                 ---------------
                                                                       1,026,250
                                                                 ---------------
Telecommunications 3.0%
AT&T Broadband Corp.
 8.375%, 03/15/13                                         212M           259,965
Bellsouth Corp.
 5.2%, 09/15/14                                           500M           515,000
Cingular Wireless
 6.5%, 12/15/11                                           250M           275,312
Comcast Corp.
 5.5%, 03/15/11                                         1,000M         1,045,000
SBC Communications, Inc.
 5.1%, 09/15/14                                           500M           508,125
                                                                 ---------------
                                                                       2,603,402
                                                                 ---------------
Utilities 0.6%
Southern California
 Edison Co.
 5%, 01/15/16                                             500M           511,250
                                                                 ---------------
Total Bonds
 (Cost $18,835,184)                                                   19,490,306
                                                                 ---------------
Total Investments
 (Cost $84,906,004)*                                                  86,091,497

Excess of Other Assets Over Liabilities 1.6%                           1,392,993
                                                                 ---------------
Net Assets                                                       $    87,484,490
                                                                 ===============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the market value of Rule 144A securities amounted to $6,242,529 or 7.1% of net assets.
* Cost for federal income tax purposes is substantially similar. At May 31, 2005 unrealized appreciation for federal income tax purposes aggregated $1,185,493 of which $1,348,669 related to appreciated securities and $163,176 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
--------------------------------------------------------------------------------

Portfolio Weightings by State
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                          Arizona                  1.5%
                          Cash and Other           2.6%
                          Washington               0.5%
                          Virginia                 2.9%
                          Vermont                  6.5%
                          Utah                     2.9%
                          Texas                   13.5%
                          Tennessee                4.9%
                          South Carolina           1.1%
                          Pennsylvania             8.2%
                          North Carolina           1.0%
                          New York                 6.4%
                          California              11.4%
                          Connecticut              1.4%
                          Colorado                 1.0%
                          District of Columbia     2.7%
                          Florida                  9.8%
                          Georgia                  1.4%
                          Illinois                 5.2%
                          Indiana                  1.0%
                          Kentucky                 1.4%
                          Louisiana                1.0%
                          Maine                    1.2%
                          Massachusetts            3.8%
                          Michigan                 5.8%
                          New Mexico               0.9%

Top Holdings as of 05/31/05

                                                          Maturity   Percent of
Description                                    Coupon       Date     Net Assets
-------------------------------------------------------------------------------
Orange County Housing Fin. Auth.                  5.65%   12/01/17          4.7%
Vermont Education & Health Bldgs. Fin.             5.5%   07/01/18          4.4%
Allegheny Cnty. Indl. Dev. Auth.                     5%   11/01/29          3.1%
San Jose Fin. Auth. Lease Rev.                       5%   06/01/32          2.8%
DC Revenue-A-World Wildlife                          6%   07/01/16          2.6%
Weber Cnty. Mun. Bldg. Auth.                      5.75%   12/15/19          2.6%
Fort Bend Cnty. Municipal Utilities                  5%   10/01/25          2.5%
Orange County Healthcare Facs. Auth.              6.25%   10/01/13          2.3%
Vermont Education & Health Bldgs. Fin.           5.375%   01/01/23          2.2%
New York State Urban Dev. Corp.                    5.5%   01/01/14          2.1%
                                                                        -------
  Total of Net Assets*                                                     29.3%
                                                                        -------
Average Effective Duration (for all Bonds) 7.0 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Bonds 97.4%
Arizona 1.5%
Arizona School Facs
 Board Ctfs
 5%, 09/01/09 (FGIC)                                      750M   $       806,543
                                                                 ---------------
California 11.4%
California State G/O
 5%, 02/01/22 (MBIA)                                    1,000M         1,056,720
California State Variable Purpose
 5%, 02/01/23                                           1,000M         1,056,860
San Francisco Bay Area Tax Rev.
 5%, 07/01/28 (AMBAC)                                     500M           518,755
San Jose Fin. Auth. Lease Rev.
 5%, 06/01/32
 (AMBAC)                                                1,500M         1,566,525
San Jose Redev. Agency Tax Allocation
 5%, 08/01/32 (MBIA)                                    1,000M         1,039,670
Tustin Univ. School Dist.
 5%, 09/01/38 (FSA)                                     1,000M         1,041,850
                                                                 ---------------
                                                                       6,280,380
                                                                 ---------------
Connecticut 1.4%
Connecticut State G/O
 5%, 12/15/09                                             700M           756,455
                                                                 ---------------
Colorado 1.0%
Douglas Cnty. School Dist.
 5%, 12/15/30 (FSA)                                       500M           529,940
                                                                 ---------------
District of Columbia 2.7%
DC Revenue-A-World Wildlife
 6%, 07/01/16
 (AMBAC)                                                1,310M         1,484,518
                                                                 ---------------
Florida 9.8%
Orange County Healthcare Facs. Auth. (ETM)
 6.25%, 10/01/13
 (MBIA)                                                 1,060M         1,275,742
Orange County Housing Fin. Auth.
 5.65%, 12/01/17                                        2,455M         2,585,434
Orlando Capital Improvements Special Rev.
 4.75%, 10/01/22                                        1,000M         1,028,680
South Miami Health Facs.
 5.25%, 11/15/33                                          500M           523,055
                                                                 ---------------
                                                                       5,412,911
                                                                 ---------------
Georgia 1.4%
Athens-Clarke Cnty. Gov't. Rev.
 5%, 12/15/19 (AMBAC)                                     690M           741,453
                                                                 ---------------
Idaho 0.0%
Idaho Housing Agency Series D-1
 8%, 01/01/20 (P/R)                                         5M             5,196
                                                                 ---------------
Illinois 5.2%
Illinois Sports Facs.
 5%, 06/15/32
 (AMBAC)                                                1,000M         1,046,420
McHenry Cnty., IL G/O
 (P/R)
 5.85%, 01/01/16 (FSA)                                    770M           826,010
McHenry Cnty., IL G/O
 (U/R)
 5.85%, 01/01/16 (FSA)                                    230M           244,902
Metropolitan Pier & Exposition
 5.5%, 06/15/18 (FGIC)                                    625M           731,300
                                                                 ---------------
                                                                       2,848,632
                                                                 ---------------
Indiana 1.0%
Indiana Trans. Fin. Auth. Hwy.
 5.25%, 06/01/19 (FSA)                                    500M           565,020
                                                                 ---------------
Kentucky 1.4%
Kentucky State Ppty. & Bldgs.
 5.5%, 08/01/07 (FSA)                                     750M           791,340
                                                                 ---------------
Louisiana 1.0%
Louisiana Pub. Facs. Auth. Rev.
 5.25%, 07/01/33 (MBIA)                                   505M           539,941
                                                                 ---------------
Maine 1.2%
Maine State Tpk. Auth. Rev.
 5%, 07/01/27 (FSA)                                       645M           688,105
                                                                 ---------------
Massachusetts 3.8%
Massachusetts State Dev. Fin. Agy.
 5%, 10/01/28                                             500M           528,470
Massachusetts State Health & Edl.
 6.5%, 11/01/05                                         1,000M         1,015,180
Massachusetts State Water Pollution
 5%, 08/01/34                                             500M           528,185
                                                                 ---------------
                                                                       2,071,835
                                                                 ---------------
Michigan 5.8%
Haslett Public School Dist. G/O
 5.625%, 05/01/20                                         500M           568,520
Michigan Mun. Clean Water Auth.
 5.25%, 10/01/18                                        1,000M         1,100,300

                                              See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Michigan State Bldg. Auth. Rev.
 5%, 10/15/09 (FSA)                                       750M   $       808,073
Otsego Public School Dist.
 5%, 05/01/34 (FSA)                                       680M           719,032
                                                                 ---------------
                                                                       3,195,925
                                                                 ---------------
New Mexico 0.9%
University New Mexico
 5%, 06/01/32                                             500M           522,485
                                                                 ---------------
New York 6.4%
New York, NY G/O
 5.75%, 02/01/08                                          800M           827,472
New York State Thruway Auth. Rev. Bds.
 5.1%, 04/01/08                                           500M           528,820
New York State Urban Dev. Corp.
 5.5%, 01/01/14 (FSA)                                   1,000M         1,148,660
Triborough Bridge & Tunnel Auth.
 5%, 11/15/32 (MBIA)                                    1,000M         1,050,700
                                                                 ---------------
                                                                       3,555,652
                                                                 ---------------
North Carolina 1.0%
Charlotte, North Carolina G/O
 5%, 02/01/23                                             500M           535,950
                                                                 ---------------
Pennsylvania 8.2%
Allegheny Cnty. Indl. Dev. Auth.
 5%, 11/01/29 (MBIA)                                    1,635M         1,726,037
Lancaster Area Sewer Auth.
 5%, 04/01/23 (MBIA)                                      750M           806,437
Northern Tioga School Dist.
 5%, 03/01/18 (FSA)                                       560M           607,941
Pennsylvania State Ind. Dev. Auth.
 5.5%, 07/01/21 (AMBAC)                                   750M           838,155
Red Lion Area School Dist.
 5%, 02/01/22 (FSA)                                       500M           539,715
                                                                 ---------------
                                                                       4,518,285
                                                                 ---------------
South Carolina 1.1%
Horry Cnty. G/O
 5%, 03/01/17 (MBIA)                                      555M           608,452
                                                                 ---------------
Tennessee 4.9%
Memphis Electric Systems
 5%, 12/01/11 (MBIA)                                    1,025M         1,119,854
Memphis Electric Systems
 5%, 12/01/15 (MBIA)                                      500M           547,010
Metropolitan Gov't. & G/O
 5.125%, 05/15/18                                       1,000M         1,052,740
                                                                 ---------------
                                                                       2,719,604
                                                                 ---------------
Texas 13.5%
Fort Bend Cnty Municipal Utilities
 5%, 10/01/25 (FGIC)                                    1,330M         1,400,729
Keller Higher Ed. Facs. Corp.
 5.25%, 06/01/21 (AGIC)                                   500M           526,885
North Central Texas Health
 6.25%, 05/15/10                                        1,000M         1,126,870
Pflugerville Ctfs. Obligation-Ser. A
 5%, 08/01/33 (FGIC)                                    1,000M         1,040,710
Robstown Indpt. School Dist.
 5.25%, 02/15/34                                          500M           534,140
San Antonio Elec. & Gas
 4.5%, 02/01/21                                         1,000M         1,011,720
Sunnyvale School Dist.
 5.25%, 02/15/18                                          630M           697,101
White Settlement Indpt. School G/O
 5.75%, 08/15/34                                        1,000M         1,125,790
                                                                 ---------------
                                                                       7,463,945
                                                                 ---------------
Utah 2.9%
Weber Cnty. Mun. Bldg. Auth. (P/R)
 5.75%, 12/15/19
 (MBIA)                                                   180M           194,252
Weber Cnty. Mun. Bldg. Auth. (U/R)
 5.75%, 12/15/19 (MBIA)                                 1,320M         1,414,776
                                                                 ---------------
                                                                       1,609,028
                                                                 ---------------
Vermont 6.5%
Vermont Education & Health Bldgs. Fin.
 5.5%, 07/01/18                                         2,295M         2,415,373
Vermont Education & Health Bldgs. Fin.
 5.375%, 01/01/23                                       1,165M         1,188,603
                                                                 ---------------
                                                                       3,603,976
                                                                 ---------------
Virginia 2.9%
University VA General
 4.5%, 06/01/08                                           500M           522,935
University VA General
 5%, 06/01/33                                             500M           529,710
Virginia State G/O
 5%, 06/01/08                                             500M           531,235
                                                                 ---------------
                                                                       1,583,880
                                                                 ---------------
Washington 0.5%
Washington State Public Power Supply
 4.9%, 07/01/05                                           250M           250,378
                                                                 ---------------

                                                                        Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
Total Bonds
 (Cost $52,797,456)                                                   53,689,829
                                                                 ---------------
Short-Term Investments 1.2%
BlackRock Municipal Fund Institutional Class
 (Cost $650,000)                                       650,000           650,000
                                                                 ---------------
Total Investments
 (Cost $53,447,456)*                                                  54,339,829

Excess of Other Assets
 Over Liabilities 1.4%                                                   745,546
                                                                 ---------------
Net Assets                                                       $    55,085,375
                                                                 ===============

----------
* Cost for federal income tax purposes is substantially similar. At May 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $892,373 of which $1,033,799 related to appreciated securities and $141,426 related to depreciated securities.

     The following abbreviations are used in the portfolio descriptions:

     (AGIC) - Asset Guaranty Insurance Company

     (AMBAC) - Guaranteed by AMBAC Indemnity Corp

     (ETM) - Escrowed to Maturity

     (FGIC) - Guaranteed by Financial Guaranty Insurance Co

     (FSA) - Guaranteed by Financial Security Assurance Inc

     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp

     (P/R) - Prerefunded

     (U/R) - Unrefunded

     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
--------------------------------------------------------------------------------

Average Effective Duration** Bond
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                          1 yr. to 2.99 yrs.     13.6%
                          Less than 1 yr.        12.3%
                          8 yrs. and over        39.5%
                          3 yrs. to 3.99 yrs.     4.4%
                          4 yrs. to 5.99 yrs.    24.3%
                          6 yrs. to 7.99 yrs.     5.9%

Top Holdings as of 05/31/05
                                                       Maturity     Percent of
Description                                  Coupon      Date       Net Assets
------------------------------------------------------------------------------
Virgin Islands Public Fin Authority               5%    10/01/22           3.7%
Metro Transportation Authority                    5%    11/15/33           3.6%
Long Island Power Authority                       5%    09/01/34           3.6%
New York City Municipal Water Fin. Auth.          5%    06/15/35           3.6%
Triborough Bridge & Tunnel Authority              5%    11/15/32           3.5%
Puerto Rico Commonwealth                          5%    07/01/34           3.5%
Puerto Rico Childrens Trust Fund                  6%    07/01/26           3.4%
New York State Dorm. Authority Revenue         4.75%    07/01/37           3.4%
Nassau County, NY Interim Fin.                    4%    11/15/05           3.4%
Metro Transportation Authority                 5.25%    04/01/21           2.8%
                                                                       -------
  Total of Net Assets*                                                    34.5%
                                                                       -------
Average Effective Duration (for all Bonds) 6.3 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Bonds 96.2%
New York 80.6%
City University New York
 Certificate of Participation
 5.75%, 08/15/05                                          300M   $       301,707
Coxsackie Athens New York
 Central School District
 5.5%, 06/15/13 (FSA)                                     260M           281,796
Long Island Power Authority
 5%, 09/01/34 (AMBAC)                                   1,000M         1,055,990
Metro Transportation
 Authority
 5%, 04/01/10 (FGIC)                                      150M           160,546
 5.75%, 07/01/13                                          250M           282,332
 5.25%, 04/01/21 (MBIA)                                   750M           830,543
 5%, 04/01/23 (FGIC)                                      250M           280,182
 5%, 11/15/33 (AMBAC)                                   1,000M         1,068,830
Monroe County G/O
 6%, 03/01/14                                             250M           288,568
Monroe County Industrial
 Dev. Agency
 5.375%, 04/01/29                                         510M           507,312
Monroe Woodbury Central
 School Dist
 5.625%, 05/15/22 (MBIA)                                  250M           261,610
Nassau County,
 NY Interim Fin
 4%, 11/15/05                                           1,000M         1,005,170
New York State Municipal
 Bond Bank Agency
 Series C
 5.25%, 12/01/10                                          375M           409,699
New York City Municipal
 Water Fin. Auth
 5.875%, 06/15/25
 (MBIA) (P/R)                                             500M           505,555
 5%, 06/15/35                                           1,000M         1,054,220
New York, NY G/O Series B
 5.75%, 08/01/11                                          300M           335,772
New York, NY G/O Series K
 5.625%, 08/01/13                                         350M           383,432
New York State Dorm. Authority Revenue
 4201 Schools Program
  5%, 07/01/10                                            250M           268,625
 City University System
  5.625%, 07/01/16                                        250M           290,933
  5.375%, 07/01/25
  (AMBAC) (P/R)                                           200M           204,438
 College and University Revenue
  5%, 07/01/20 (FGIC)                                     250M           267,818
  5%, 07/01/22                                            250M           263,467
  4.75%, 07/01/37                                       1,000M         1,019,390
 Educational Housing Services
  5.25%, 07/01/20
  (AMBAC)                                                 500M           575,765
 Memorial Sloan Kettering Cancer Center
  5.5%, 07/01/23 (MBIA)                                   500M           598,725
 Mental Health Services
  5.7%, 08/15/09                                          245M           260,023
  5.7%, 08/15/09 (P/R)                                      5M             5,332
  5.5%, 08/15/17                                          590M           622,621
  5.5%, 08/15/17 (P/R)                                     10M            10,630
  5%, 02/15/35 (AMBAC)                                    660M           698,432
 Nursing Home-Hebrew Home
  5.625%, 02/01/17                                         10M            10,478
 State University Education Facility
  5.5%, 05/15/09                                          420M           451,420
  5.5%, 05/15/09 (P/R)                                     80M            86,692
 Wyckoff Heights Medical Ctr.
  5.3%, 08/15/21                                          250M           261,070
New York State Environmental Facilities
 4.9%, 06/15/11                                           150M           160,220
 5.75%, 01/15/13 (P/R)                                      5M             5,191
 5.75%, 01/15/13                                          245M           254,180
 5%, 06/15/33                                             210M           221,938
New York State Environmental Water Revenue
 5.75%, 06/15/11 (P/R)                                    455M           520,343
 5.75%, 06/15/11                                           45M            51,489
New York State Mortgage Agency Revenue Bonds
 5.375%, 10/01/17                                         500M           518,320
New York & New Jersey States Port Authority
 5%, 09/01/38                                             500M           528,640
New York State Thruway Auth. Service Contract
 5.25%, 01/01/09                                          500M           532,970
 5.25%, 04/01/10 (FGIC)                                   500M           548,775
New York State Urban Development Corp.
 5.5%, 01/01/14 (FSA)                                     500M           574,330
 6%, 01/01/15
 (AMBAC) (P/R)                                            485M           539,582
 5%, 01/01/17                                             750M           806,535
 5.5%, 03/15/20
 (FGIC) (P/R)                                             500M           573,825
 5.7%, 04/01/20                                           250M           299,040
New York State Various P Series C
 5.125%, 06/15/13 (P/R)                                   100M           109,061
North Hempstead, NY G/O
 6%, 07/15/15 (FGIC) (P/R)                                500M           562,915
Rondout Valley Central School District G/O
 3%, 03/01/08 (FGIC)                                      660M           661,709
Saint Lawrence University
 5.625%, 07/01/13 (MBIA)                                  250M           255,528
Triborough Bridge & Tunnel Authority
 4.75%, 01/01/19 (P/R)                                    195M           214,038
 5%, 11/15/32 (MBIA)                                    1,000M         1,050,700
                                                                 ---------------
                                                                      23,898,452
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
--------------------------------------------------------------------------------

Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Puerto Rico 11.9%
Puerto Rico Childrens Trust Fund
 6%, 07/01/26 (P/R)                                       900M   $     1,019,466
Puerto Rico Commonwealth
 5.375%, 07/01/21
 (MBIA) (P/R)                                             255M           271,769
 5.4%, 07/01/25 (P/R)                                     300M           312,486
 5%, 07/01/34                                           1,000M         1,044,470
Puerto Rico Commonwealth Highway & Trans. Auth.
 5.75%, 07/01/16
 (MBIA) (P/R)                                             500M           567,335
Puerto Rico Ind'l. Tourist Ed'l. Med.
 & Envir. Ctl. Facs.
 5%, 10/01/22 (MBIA)                                      300M           315,516
                                                                 ---------------
                                                                       3,531,042
                                                                 ---------------
Virgin Islands 3.7%
Virgin Islands Public Fin Authority
 5%, 10/01/22 (FSA)                                     1,000M         1,086,090
                                                                 ---------------
Total Bonds
 (Cost $27,508,428)                                                   28,515,584
                                                                 ---------------

                                                                      Value
                                                      Shares         (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments 2.4%
BlackRock New York Money Market
 Institutional Class
 (Cost $725,000)                                       725,000   $       725,000
                                                                 ---------------
Total Investments
 (Cost $28,233,428)*                                                  29,240,584

Excess of Other Assets
 Over Liabilities 1.4%                                                   418,956
                                                                 ---------------
Net Assets                                                       $    29,659,540
                                                                 ===============

----------
* Cost for federal income tax purposes is substantially similar. At May 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $1,007,156 of which, $1,037,852 related to appreciated securities and $30,696 related to depreciated securities.

     The following abbreviations are used in the portfolio descriptions:

     (AMBAC) - Guaranteed by AMBAC Indemnity Corp

     (FGIC) - Guaranteed by Financial Guaranty Insurance Co

     (FSA) - Guaranteed by Financial Security Assurance, Inc.

     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp

     (P/R) - Prerefunded

     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
--------------------------------------------------------------------------------

Average Effective Duration**
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                          1 yr. to 2.99 yrs.     9.8%
                          Less than 1 yr.        6.9%
                          8 yrs. and over       37.8%
                          3 yrs. to 3.99 yrs.   16.2%
                          4 yrs. to 5.99 yrs.   10.7%
                          6 yrs. to 7.99 yrs.   18.6%

Top Holdings as of 05/31/05

                                                         Maturity    Percent of
Description                                    Coupon    Date        Net Assets
-------------------------------------------------------------------------------
Delaware Valley PA Regional Fin. Auth.             5.5%  08/01/28           4.4%
York County Solid Waste                            5.5%  12/01/14           4.3%
PA State Ind'l. Dev. Auth. Econ. Dev.              5.5%  07/01/15           4.2%
Puerto Rico Children's Trust Fund                    6%  07/01/26           4.2%
Puerto Rico Commonwealth Hwy & Transport           5.5%  07/01/36           4.1%
Pittsburgh Series A                               5.75%  09/01/13           4.1%
Pennsylvania Higher Educ. Facs.                  5.625%  12/01/27           3.9%
Pennsylvania State University Bonds                  5%  09/01/35           3.9%
Pennsylvania Infrastruction Rev. Bond            5.625%  09/01/13           3.9%
Ambridge Area PA School District                  5.00%  11/01/34           3.1%
                                                                        -------
  Total of Net Assets*                                                     40.1%
                                                                        -------
Average Effective Duration (for all Bonds) 6.8 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Bonds 94.2%
Pennsylvania 85.9%
Allegheny County, PA G/O
 5.15%, 10/01/11 (FGIC)                                   500M   $       515,325
Allegheny County, PA
 Higher Educ. Carnegie Mellon Univ.
 5.125%, 03/01/32                                         250M           264,045
Allegheny County, PA Ind'l. Dev. Auth.
 5%, 11/01/29 (MBIA)                                      500M           527,840
Ambridge Area
 5%, 11/01/34 (MBIA)                                      800M           848,024
Center City District, PA
 4.75%, 12/01/25 (AMBAC)                                  250M           262,673
Cornwall-Lebanon, PA School District
 4.25%, 03/01/10 (MBIA)                                   500M           519,265
Delaware River Port Auth., PA & NJ
 5.25%, 01/01/08 (AMBAC)                                  500M           530,250
Delaware Valley, PA Regional Fin. Auth.
 5.5%, 08/01/28 (AMBAC)                                 1,000M         1,192,930
Gettysburg, PA Municipal Auth. College
 5.375%, 08/15/13 (MBIA)                                  670M           761,402
Grove City, PA Area Hospital Auth.
 5.25%, 07/01/12 (SACA)                                   500M           517,180
Jim Thorpe PA Area School District G/O
 5.3%, 03/15/16 (MBIA)                                    500M           572,010
Lancaster, PA Area Sewer Authority Rev.
 5%, 04/01/23 (MBIA)                                      250M           268,813
Lehigh County PA G/O
 5%, 11/15/07                                             500M           522,360
Red Lion PA Area School District G/O
 5%, 02/01/21 (FSA)                                       250M           271,317
Norristown, PA Area School District G/O
 5%, 09/01/21 (FGIC)                                      300M           321,237
Northampton County, PA G/O
 5.75%, 10/01/13 (FSA)                                    500M           579,135
Northern Tioga School District PA G/O
 5%, 03/01/18 (FSA)                                       500M           542,805
Oxford, PA Area School District
 5.25%, 02/15/10 (FGIC)                                   500M           546,430
Pennsylvania Higher Educ. Facs.
 5%, 08/15/21 (AMBAC)                                     500M           540,205
 5.625%, 12/01/27 (MBIA)                                1,000M         1,068,090
Pennsylvania Infrastruction Rev. Bond
 5.625%, 09/01/13 (MBIA)                                1,000M         1,053,080
Pennsylvania  Intergovernmental Ref. B
 5.25%, 06/15/12 (FGIC)                                   500M           539,080
Pennsylvania State G/O
 5.375%, 05/15/16 (FGIC)                                  700M           727,132
 4.5%, 07/01/24 (MBIA)                                    250M           256,745
Pennsylvania State Ind'l. Dev. Auth. Econ. Dev.
 5.5%, 07/01/15 (AMBAC)                                 1,000M         1,135,590
 5.5%, 07/01/21 (AMBAC)                                   500M           558,770
Pennsylvania State Public School Building Career
 Institute of Tech.
 5%, 11/15/28 (FGIC)                                      750M           798,998
Pennsylvania State University Bonds
 5%, 09/01/35                                           1,000M         1,064,270
Pennsylvania State Turnpike Commonwealth
 Region Rev. Bonds
 5%, 07/15/21 (AMBAC)                                     250M           266,377
 5%, 07/15/41 (AMBAC)                                     625M           653,100
Philadelphia Water & Waste
 6.25%, 08/01/11 (MBIA)                                   500M           581,600
 6.25%, 08/01/12 (MBIA)                                   500M           589,525
Pittsburgh Series A
 5.75%, 09/01/13 (FGIC)                                 1,000M         1,099,980
State Public School Bldg. Authority PA
 5%, 06/01/33 (FSA)                                       250M           262,595
Swarthmore Borough Authority PA College
 Rev. Bonds
 5.25%, 09/15/20                                          210M           230,321
Unity Turnpike PA Muni. Authority Sewer
 Revenue G/O
 5%, 12/01/34 (FSA)                                       550M           583,275
Upper Darby, PA School District
 5%, 02/15/09 (AMBAC)                                     540M           577,729
York County Solid Waste
 5.5%, 12/01/14 (FGIC)                                  1,000M         1,156,010
                                                                 ---------------
                                                                      23,305,513
                                                                 ---------------

Puerto Rico 8.3%
Puerto Rico Children's Trust Fund
 6%, 07/01/26                                           1,000M         1,132,740
Puerto Rico Commonwealth Hwy & Transport
 5.5%, 07/01/36                                         1,000M         1,119,830
                                                                 ---------------
                                                                       2,252,570
                                                                 ---------------
Total Bonds
 (Cost $24,303,150)                                                   25,558,083
                                                                 ---------------

                                              See Notes to Financial Statements.
38

Sentinel Pennsylvania Tax-Free Trust
--------------------------------------------------------------------------------
Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                                      Value
                                                      Shares         (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments 4.1%
BlackRock Pennsylvania Municipal Money Market
 Institutional Class
 (Cost $1,100,000)                                   1,100,000   $     1,100,000
                                                                 ---------------
Total Investments
 (Cost $25,403,150)*                                                  26,658,083

Excess of Other Assets
 Over Liabilities 1.7%                                                   465,160
                                                                 ---------------
Net Assets                                                       $    27,123,243
                                                                 ===============

----------
* Cost for federal income tax purposes is substantially similar. At May 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $1,254,933 of which $1,322,980 related to appreciated securities and $68,047 related to depreciated securities.

     The following abbreviations are used in portfolio descriptions:

     (AMBAC) - Guaranteed by American Municipal Bond Association Corp.

     (FGIC) - Guaranteed by Financial Guaranty Insurance Co.

     (FSA) - Guaranteed by Financial Security Assurance Inc.

     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.

     (SACA) - Secondary American Capital Access

     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

Sentinel Government Securities Fund
--------------------------------------------------------------------------------
Average Effective Duration**
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                          5 yrs. to 9.99 yrs.     11.3%
                          3 yrs. to 4.99 yrs.     40.6%
                          10 yrs. to 19.99 yrs.    2.7%
                          Less than 1 yr.          1.3%
                          1 yr. to 2.99 yrs.      44.1%

Top Holdings as of 05/31/05

                                                         Maturity    Percent of
Description                                    Coupon    Date        Net Assets
--------------------------------------------------------------------------------
FHR 2489 PE                                     6.0%     08/15/32           6.2%
FHR 2961 PY                                     5.5%     12/15/33           6.1%
FHR 2355 AE                                     6.0%     09/15/31           5.5%
FHR 2811 PE                                     6.0%     06/15/34           3.6%
FHR 2356 GD                                     6.0%     09/15/16           3.6%
FNR 2004-61 EQ                                  5.5%     01/25/33           3.5%
FHLMC C47272                                    6.5%     10/01/29           3.3%
FHR 2492 GH                                     6.0%     08/15/32           3.2%
FHR 2226 PG                                     6.0%     04/15/30           3.1%
FHR 2828 EW                                     5.5%     02/15/33           3.0%
                                                                        -------
  Total of Net Assets*                                                     41.1%
                                                                        -------
Average Effective Duration (for all Bonds) 2.7 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 98.3%
Federal Home Loan Mortgage Corporation 52.8%
Collateralized Mortgage Obligations:
 FHR 2356 GD
  6%, 9/15/16                                           4,000M   $     4,185,920
 FHR 2226 PG
  6%, 4/15/30                                           3,500M         3,661,630
 FHR 2355 AE
  6%, 9/15/31                                           6,249M         6,448,642
 FHR 2698 LG
  5.5%, 6/15/32                                         3,500M         3,562,510
 FHR 2492 GH
  6%, 8/15/32                                           3,595M         3,776,440
 FHR 2489 PE
  6%, 8/15/32                                           7,000M         7,327,180
 FHR 2828 EW
  5.5%, 2/15/33                                         3,500M         3,563,805
 FHR 2961 PY
  5.5%, 12/15/33                                        7,000M         7,180,810
 FHR 2810 PD
  6%, 6/15/33                                           3,000M         3,124,440
 FHR 2811 PE
  6%, 6/15/34                                           4,000M         4,245,440
                                                                 ---------------
                                                                      47,076,817
                                                                 ---------------
Mortgage-Backed Securities:
15-Year:
 FHLMC 730243
  9%, 4/1/06                                                5M             4,965
                                                                 ---------------
20- Year:
 FHLMC D96724
  6%, 5/1/25                                            2,998M         3,094,985
                                                                 ---------------
30-Year:
 FHLMC 252153
  11%, 11/1/09                                              1M               803
 FHLMC 170141
  11%, 9/1/15                                               5M             5,794
 FHLMC 532545
  11%, 9/1/15                                               2M             2,274
 FHLMC 170147
  11%, 11/1/15                                              4M             4,250
 FHLMC 360017
  11%, 11/1/17                                              2M             1,831
 FHLMC 544457
  11%, 12/1/17                                             13M            13,712
 FHLMC C47272
  6.5%, 10/1/29                                         3,719M         3,871,934
 FHLMC C47314
  6.5%, 11/1/29                                         1,816M         1,891,257
 FHLMC A34667
  5.5%, 2/1/35                                          2,997M         3,044,536
 FHLMC A38733
  5.5%, 2/1/35                                          2,997M         3,044,512
                                                                 ---------------
                                                                      11,880,903
                                                                 ---------------
Total Federal Home Loan Mortgage Corporation                          62,057,670
                                                                 ---------------
Federal National Mortgage Association 38.9%
Collateralized Mortgage Obligations:
 FNR 1998-61 PL
  6%, 11/25/28                                          3,000M         3,122,430
 FNR 2002-73 QE
  5.5%, 4/25/31                                         3,000M         3,079,680
 FNR 2004-61 EQ
  5.5%, 1/25/33                                         4,000M         4,115,440
                                                                 ---------------
                                                                      10,317,550
                                                                 ---------------
Mortgage-Backed Securities:
10-Year:
 FNMA 556247
  7%, 10/1/10                                             159M           168,075
                                                                 ---------------
15-Year:
 FNMA 771160
  5.5%, 1/1/19                                          2,427M         2,494,780
                                                                 ---------------
20- Year:
 FNMA 251808
  10%, 4/1/18                                              22M            23,557
 FNMA 252206
  6%, 1/1/19                                               82M            85,219
 FNMA 573745
  6.5%, 8/1/20                                            109M           114,327
 FNMA 758564
  6%, 9/1/24                                            1,025M         1,059,383
                                                                 ---------------
                                                                       1,282,486
                                                                 ---------------
30-Year:
 FNMA 2109
  9.25%, 10/1/09                                           42M            45,070
 FNMA 177567
  7.75%, 8/1/22                                           160M           171,885
 FNMA 426830
  8%, 11/1/24                                             140M           151,532
 FNMA 604975
  5.5%, 9/1/31                                            426M           434,102
 FNMA 788150
  6%, 3/1/32                                            3,344M         3,455,789
 FNMA 645318
  6.5%, 5/1/32                                          1,916M         1,993,948
 FNMA 659994
  6.5%, 9/1/32                                          1,350M         1,412,182
 FNMA 682308
  4.5%, 7/1/33                                          2,587M         2,525,895
 FNMA 682348
  4.5%, 9/1/33                                          3,602M         3,517,905
 FNMA 707312
  5%, 6/1/33                                            2,890M         2,893,413
 FNMA 788149
  5.5%, 5/1/33                                          2,992M         3,049,223
 FNMA 738887
  5.5%, 10/1/33                                         1,254M         1,272,721
 FNMA 767840
  6%, 6/1/33                                            3,182M         3,281,899
 FNMA 748895
  6%, 12/1/33                                           1,506M         1,545,570
 FNMA 758523
  5.5%, 3/1/34                                          2,746M         2,787,833
 FNMA 792892
  5.5%, 2/1/35                                          2,946M         2,991,154
                                                                 ---------------
                                                                      31,530,121
                                                                 ---------------
Total Federal National Mortgage Association                           45,793,012
                                                                 ---------------

                                              See Notes to Financial Statements.

Sentinel Government Securities Fund
--------------------------------------------------------------------------------
Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Government National Mortgage Association 6.6%
Collateralized Mortgage Obligations:
 GNR 2004-47 PD
  6%, 6/16/34                                           3,000M   $     3,231,840
                                                                 ---------------
Mortgage-Backed Securities:
15-Year:
 GNMA II 3197
  7%, 2/20/17                                             240M           252,606
                                                                 ---------------
20-Year:
 GNMA 623177
  6.5%, 8/15/23                                           875M           921,677
 GNMA 608728X
  6.5%, 11/15/25                                        1,249M         1,314,665
                                                                 ---------------
                                                                       2,236,342
                                                                 ---------------
30-Year:
 GNMA 506805
  6.5%, 6/15/29                                           631M           662,378
 GNMA 606242
  6%, 4/15/34                                           1,308M         1,352,887
                                                                 ---------------
                                                                       2,015,265
                                                                 ---------------
Total Government National Mortgage Association                         7,736,053
                                                                 ---------------
Total U.S. Government Agency Obligations
 (Cost $114,946,293)*                                                115,586,735

Excess of Other Assets Over Liabilities 1.7%                           1,974,935
                                                                 ---------------
Net Assets                                                       $   117,561,670
                                                                 ===============

----------
* Cost for federal income tax purposes is substantially similar. At May 31, 2005 unrealized appreciation for federal income tax purposes aggregated $640,442 of which $946,735 related to appreciated securities and $306,293 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
--------------------------------------------------------------------------------
Average Effective Duration**
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

                           1 yr. to 2.99 yrs.   89.3%
                           3 yrs. to 4.99 yrs.   1.3%
                           Less than 1 yr.       9.4%

Top Holdings as of 05/31/05
                                                         Maturity    Percent of
Description                                    Coupon    Date        Net Assets
-------------------------------------------------------------------------------
FNR 2002-21 VD                                      6%   08/25/18           7.3%
FHR 2964 NA                                       5.5%   02/15/26           6.7%
FNMA 254584                                         5%   12/01/12           6.1%
FHR 2356 GD                                         6%   09/15/16           5.1%
FNMA 555839                                       5.5%   12/01/14           3.9%
FHR 2355 AE                                         6%   09/15/31           3.8%
FNR 2003-8 BN                                     4.5%   03/25/16           3.6%
FNMA 725284                                         7%   11/01/18           3.4%
GNMA 781109                                         7%   11/15/14           2.8%
FNMA 535634                                       5.5%   08/01/15           2.7%
                                                                        -------
  Total of Net Assets**                                                    45.4%
                                                                        -------
Average Effective Duration (for all Bonds) 1.1 years**

----------
*    Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 98.1%
Federal Home Loan Mortgage Corporation 40.2%
Collateralized Mortgage Obligations:
 FHR 2496 BA
  5.00%, 11/15/15                                         488M   $       488,633
 FHR 2353 TD
  6.00%, 09/15/16                                         500M           521,405
 FHR 2356 GD
  6.00%, 09/15/16                                      15,000M        15,697,200
 FSPC T-2 A
  7.00%, 01/25/21                                          30M            30,126
 FHR 1764 G
  6.00%, 12/15/24                                       4,585M         4,734,955
 FHR 2964 NA
  5.50%, 02/15/26                                      20,386M        20,906,114
 FHR 2355 AE
  6.00%, 09/15/31                                      11,556M        11,925,570
                                                                 ---------------
                                                                      54,304,003
                                                                 ---------------
Mortgage-Backed Securities:
10- Year:
 FHLMC E75462
  6.00%, 03/01/09                                         335M           347,519
 FHLMC E83548
  6.00%, 05/01/11                                         214M           222,950
 FHLMC E85491
  6.50%, 09/01/11                                         511M           534,393
 FHLMC E88621
  5.50%, 03/01/12                                         606M           629,114
 FHLMC E88437
  5.50%, 03/01/12                                         612M           635,139
 FHLMC G11271
  5.50%, 05/01/12                                         740M           767,549
 FHLMC E89815
  5.50%, 05/01/12                                         511M           529,867
 FHLMC E89586
  5.50%, 05/01/12                                         571M           592,834
 FHLMC E93390
  5.50%, 07/01/12                                         313M           324,655
 FHLMC E91504
  5.50%, 09/01/12                                         695M           720,940
 FHLMC E91428
  5.50%, 09/01/12                                         394M           409,247
 FHLMC E91150
  5.50%, 09/01/12                                         499M           517,624
 FHLMC E91152
  5.50%, 09/01/12                                         371M           384,658
 FHLMC E93347
  5.50%, 12/01/12                                         516M           535,261
 FHLMC E86837
  6.00%, 01/01/12                                       1,672M         1,741,015
 FHLMC E89226
  6.00%, 04/01/12                                         685M           713,785
 FHLMC E89227
  6.00%, 04/01/12                                       1,152M         1,199,997
 FHLMC E89229
  6.00%, 04/01/12                                         882M           918,964
 FHLMC E89583
  6.00%, 05/01/12                                       1,239M         1,290,240
 FHLMC E89668
  6.00%, 05/01/12                                       1,302M         1,356,543
 FHLMC E89015
  6.50%, 04/01/12                                         809M           847,217
 FHLMC E94029
  5.50%, 02/01/13                                       1,741M         1,806,496
 FHLMC E94026
  5.50%, 02/01/13                                       4,229M         4,387,690
 FHLMC B10204
  5.50%, 10/01/13                                         937M           964,060
 FHLMC B10950
  5.50%, 11/01/13                                       1,079M         1,104,551
 FHLMC G11560
  5.50%, 04/01/14                                       4,551M         4,684,822
                                                                 ---------------
                                                                      28,167,130
                                                                 ---------------
15-Year:
 FHLMC B00688
  9.00%, 09/01/05                                           56                58
 FHLMC B00673
  9.50%, 11/01/05                                          172               174
 FHLMC 380093
  10.00%, 07/01/05                                          84                86
 FHLMC E62359
  9.00%, 09/01/06                                          245               246
 FHLMC E00109 (GOLD)
  8.50%, 06/01/07                                           2M             1,793
 FHLMC G10394
  9.00%, 01/01/07                                           2M             2,095
 FHLMC G10453
  9.00%, 06/01/07                                           4M             4,284
 FHLMC E44248
  6.00%, 01/01/08                                          49M            50,711
 FHLMC E49168
  6.00%, 07/01/08                                          79M            81,848
 FHLMC E54549
  6.50%, 09/01/08                                          35M            36,716
 FHLMC E47837
  7.00%, 03/01/08                                         137M           141,155
 FHLMC E49621
  7.00%, 07/01/08                                         162M           168,975
 FHLMC E47607
  8.00%, 02/01/08                                          14M            14,190
 FHLMC E63961
  5.50%, 03/01/09                                           9M             8,868
 FHLMC E00292
  6.50%, 04/01/09                                          51M            52,521
 FHLMC G10330
  7.00%, 01/01/10                                         209M           218,659
 FHLMC E61405
  7.00%, 08/01/10                                         177M           186,361
 FHLMC M30104
  5.50%, 01/01/11                                           1M             1,368
 FHLMC M30120
  5.50%, 05/01/11                                         120M           123,951
 FHLMC M30121
  5.50%, 05/01/11                                         189M           196,469
 FHLMC G10516
  6.00%, 05/01/11                                          62M            64,528
 FHLMC E20237
  6.00%, 05/01/11                                          77M            79,876
 FHLMC M30123
  6.50%, 07/01/11                                         238M           249,123
 FHLMC E62686
  7.00%, 01/01/11                                         318M           334,113
 FHLMC E00422
  7.00%, 03/01/11                                         135M           141,288
 FHLMC E00436
  7.00%, 06/01/11                                          60M            63,025
 FHLMC E64484
  7.00%, 06/01/11                                          11M            11,765

                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
--------------------------------------------------------------------------------
Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
 FHLMC F70014
  7.50%, 09/01/11                                         215M   $       227,696
 FHLMC E72904
  8.00%, 11/01/11                                          76M            80,735
 FHLMC F70015
  8.00%, 12/01/11                                         228M           242,966
 FHLMC E91065
  5.50%, 08/01/12                                         572M           589,089
 FHLMC E68301
  5.50%, 11/01/12                                         283M           291,076
 FHLMC E69127
  6.00%, 03/01/12                                         153M           159,183
 FHLMC G10749
  6.00%, 10/01/12                                         196M           203,737
 FHLMC G10705
  6.50%, 08/01/12                                         750M           781,601
 FHLMC G11228
  6.50%, 12/01/12                                         226M           236,377
 FHLMC G10654
  7.00%, 02/01/12                                         512M           537,422
 FHLMC E94628
  5.00%, 02/01/13                                       2,178M         2,220,983
 FHLMC E00546
  5.50%, 03/01/13                                         445M           457,736
 FHLMC M30171
  5.50%, 06/01/13                                          93M            96,553
 FHLMC E00593
  5.50%, 11/01/13                                         327M           336,402
 FHLMC E68799
  6.00%, 02/01/13                                         285M           295,965
 FHLMC E69523
  6.00%, 04/01/13                                         408M           423,572
 FHLMC G11077
  6.00%, 12/01/13                                         183M           190,377
 FHLMC E72131
  6.50%, 08/01/13                                         297M           309,330
 FHLMC G11135
  6.50%, 08/01/13                                         741M           772,138
 FHLMC E72178
  6.50%, 09/01/13                                         291M           303,146
 FHLMC G11257
  5.50%, 01/01/14                                         705M           725,496
 FHLMC B15651
  5.50%, 07/01/14                                       3,927M         4,041,453
 FHLMC E82965
  5.50%, 12/01/14                                         468M           481,989
 FHLMC E83900
  6.00%, 01/01/14                                         114M           117,734
 FHLMC E80767
  6.00%, 06/01/14                                         201M           208,034
 FHLMC E75793
  6.50%, 01/01/14                                          24M            25,366
 FHLMC G10965
  7.50%, 10/01/14                                         138M           146,642
 FHLMC E82128
  7.00%, 03/01/15                                         488M           512,083
 FHLMC E00843
  8.00%, 04/01/15                                          76M            80,912
 FHLMC G11184
  5.50%, 09/01/16                                       5,633M         5,793,220
 FHLMC E01009
  6.50%, 08/01/16                                       1,763M         1,837,581
 FHLMC G11585
  7.00%, 02/01/17                                       1,832M         1,923,833
 FHLMC E88357
  6.50%, 03/01/17                                         408M           425,509
                                                                 ---------------
                                                                      27,310,182
                                                                 ---------------
20-Year:
 FHLMC C90035
  6.50%, 11/01/13                                         498M           521,611
 FHLMC D94982
  7.00%, 04/01/16                                         294M           312,647
 FHLMC C90234
  6.00%, 10/01/18                                       1,620M         1,676,859
 FHLMC D94230
  7.50%, 10/01/19                                         487M           524,480
 FHLMC G30239
  7.00%, 08/01/21                                       2,454M         2,596,552
                                                                 ---------------
                                                                       5,632,149
                                                                 ---------------
30-Year:
 FHLMC 181614
  7.00%, 08/01/06                                           3M             2,828
 FHLMC G80175
  7.25%, 04/17/06                                          26M            26,681
 FHLMC 140826
  6.50%, 11/01/07                                           5M             5,364
 FHLMC 160024
  8.00%, 06/01/07                                          40M            40,840
 FHLMC 274386
  8.25%, 07/01/07                                          23M            22,990
 FHLMC 530139
  7.50%, 06/01/08                                          36M            36,754
 FHLMC 303385
  7.50%, 08/01/08                                           7M             6,982
 FHLMC 184331
  7.75%, 11/01/08                                           3M             2,686
 FHLMC 141758
  8.00%, 10/01/08                                           7M             6,655
 FHLMC 160040
  8.75%, 03/01/08                                          19M            19,903
 FHLMC 160054
  9.25%, 07/01/08                                          22M            23,562
 FHLMC 181285
  7.50%, 03/01/09                                          20M            20,726
 FHLMC 254499
  7.75%, 06/01/09                                          34M            35,451
 FHLMC 181339
  8.00%, 06/01/09                                           7M             6,902
 FHLMC 181586
  8.00%, 12/01/09                                          16M            16,724
 FHLMC 555131
  8.25%, 12/01/09                                          37M            38,165
 FHLMC 303073
  8.50%, 03/01/09                                          67M            69,851
 FHLMC 160081
  10.25%, 06/01/09                                          2M             2,609
 FHLMC 141001
  7.75%, 09/01/16                                          32M            32,325
 FHLMC 141161
  7.75%, 04/01/17                                          51M            54,787
 FHLMC 302609
  8.00%, 08/01/17                                          91M            97,667
 FHLMC 307583
  8.00%, 08/01/17                                          28M            29,669
 FHLMC G00100
  8.00%, 02/01/23                                          39M            41,866
 FHLMC C00701
  6.50%, 01/01/29                                       4,481M         4,665,936
 FHLMC A17291
  6.50%, 11/01/33                                       3,840M         3,988,483
                                                                 ---------------
                                                                       9,296,406
                                                                 ---------------
Total Federal Home Loan Mortgage Corporation                         124,709,870
                                                                 ---------------
Federal National Mortgage Association 49.9%
Collateralized Mortgage Obligations:
 FNR 2003-8 BN
  4.50%, 03/25/16                                      11,264M        11,276,199
 FNR 2002-21 VD
  6.00%, 08/25/18                                      22,275M        22,649,220
                                                                 ---------------
                                                                      33,925,419
                                                                 ---------------
Mortgage-Backed Securities:
10-Year:
 FNMA 251418
  7.00%, 11/01/07                                          23M            24,127
 FNMA 527272
  6.00%, 08/01/09                                         148M           152,762
 FNMA 252652
  7.00%, 05/01/09                                          53M            55,746
 FNMA 516230
  8.00%, 08/01/09                                         394M           416,594
 FNMA 253329
  7.50%, 05/01/10                                         373M           398,302
 FNMA 253362
  7.50%, 05/01/10                                         312M           332,996
 FNMA 253507
  7.50%, 09/01/10                                         373M           398,970
 FNMA 253472
  7.50%, 09/01/10                                         495M           529,280
 FNMA 254082
  5.50%, 10/01/11                                         367M           378,727
 FNMA 254119
  5.50%, 11/01/11                                         502M           517,775
 FNMA 254163
  5.50%, 12/01/11                                         774M           797,879
 FNMA 599310
  6.00%, 07/01/11                                          65M            68,271
 FNMA 600249
  6.00%, 08/01/11                                         162M           169,037
 FNMA 595729
  6.00%, 09/01/11                                       1,387M         1,447,849
 FNMA 609190
  6.00%, 09/01/11                                         195M           203,485
 FNMA 619198
  6.00%, 12/01/11                                         205M           213,777
 FNMA 603547
  6.50%, 09/01/11                                         171M           179,708
 FNMA 595730
  6.50%, 09/01/11                                         177M           186,037
 FNMA 254076
  6.50%, 10/01/11                                         350M           368,113
 FNMA 254113
  6.50%, 11/01/11                                         313M           329,208
 FNMA 254584
  5.00%, 12/01/12                                      18,551M        18,915,609
 FNMA 254226
  5.50%, 02/01/12                                       2,689M         2,771,898
 FNMA 633905
  5.50%, 03/01/12                                         562M           579,715
 FNMA 644268
  5.50%, 04/01/12                                         210M           216,829
 FNMA 254470
  5.50%, 09/01/12                                       2,217M         2,285,498
 FNMA 254507
  5.50%, 10/01/12                                       2,130M         2,192,054
 FNMA 254542
  5.50%, 11/01/12                                       3,286M         3,387,549
 FNMA 254585
  5.50%, 12/01/12                                       2,033M         2,096,069
 FNMA 254274
  6.00%, 03/01/12                                         530M           552,573

                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
--------------------------------------------------------------------------------
Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
 FNMA 649455
  6.00%, 05/01/12                                         737M   $       769,306
 FNMA 254369
  6.00%, 06/01/12                                         857M           894,550
 FNMA 679981
  6.00%, 06/01/12                                         380M           396,228
 FNMA 254456
  6.00%, 08/01/12                                       2,431M         2,537,021
 FNMA 254488
  6.00%, 09/01/12                                       1,324M         1,381,334
 FNMA 254399
  6.50%, 06/01/12                                       2,013M         2,116,728
 FNMA 254427
  6.50%, 07/01/12                                       3,622M         3,806,365
 FNMA 254457
  6.50%, 07/01/12                                         645M           678,060
 FNMA 254882
  5.00%, 08/01/13                                         231M           235,556
 FNMA 254971
  5.50%, 10/01/13                                       3,567M         3,678,266
 FNMA 254698
  6.50%, 01/01/13                                         732M           768,843
 FNMA 255368
  5.50%, 07/01/14                                       1,097M         1,130,597
                                                                 ---------------
                                                                      58,559,291
                                                                 ---------------
15-Year:
 FNMA 328089
  7.25%, 08/01/09                                         119M           122,783
 FNMA 250441
  6.50%, 12/01/10                                         134M           139,434
 FNMA 321199
  7.00%, 09/01/10                                         133M           139,932
 FNMA 321573
  7.00%, 09/01/10                                           3M             3,100
 FNMA 324087
  7.00%, 09/01/10                                          60M            62,824
 FNMA 325432
  7.00%, 09/01/10                                          83M            87,510
 FNMA 313758
  7.00%, 11/01/10                                          35M            36,408
 FNMA 511846
  9.00%, 01/01/10                                          18M            18,649
 FNMA 368198
  6.00%, 12/01/11                                          36M            37,046
 FNMA 367201
  6.50%, 12/01/11                                         130M           136,225
 FNMA 303943
  6.50%, 06/01/11                                         376M           392,959
 FNMA 250613
  6.50%, 07/01/11                                         171M           178,208
 FNMA 250781
  6.50%, 12/01/11                                          70M            72,995
 FNMA 303902
  7.00%, 05/01/11                                          87M            91,970
 FNMA 367202
  7.00%, 12/01/11                                         195M           206,616
 FNMA 371330
  6.00%, 02/01/12                                          22M            22,791
 FNMA 390784
  6.00%, 05/01/12                                         141M           146,938
 FNMA 370468
  7.00%, 01/01/12                                          89M            94,308
 FNMA 251300
  7.00%, 08/01/12                                         177M           185,657
 FNMA 576800
  8.50%, 01/01/12                                          60M            62,260
 FNMA 426453
  5.50%, 10/01/13                                         477M           491,183
 FNMA 596145
  6.50%, 06/01/13                                          62M            63,213
 FNMA 433301
  6.50%, 07/01/13                                       1,135M         1,184,498
 FNMA 512520
  7.00%, 07/01/13                                         581M           607,456
 FNMA 446787
  5.50%, 01/01/14                                       1,017M         1,046,650
 FNMA 447881
  5.50%, 01/01/14                                         359M           369,790
 FNMA 496015
  5.50%, 04/01/14                                         187M           192,749
 FNMA 528088
  5.50%, 05/01/14                                         582M           599,367
 FNMA 576789
  5.50%, 06/01/14                                         264M           272,088
 FNMA 536814
  5.50%, 06/01/14                                       1,069M         1,099,781
 FNMA 555839
  5.50%, 12/01/14                                      11,877M        12,225,504
 FNMA 535634
  5.50%, 08/01/15                                       8,165M         8,405,248
 FNMA 768628
  5.50%, 09/01/15                                         703M           723,366
 FNMA 619191
  6.50%, 12/01/15                                       1,480M         1,545,121
 FNMA 630985
  7.00%, 09/01/15                                         930M           977,901
 FNMA 594601
  8.50%, 10/01/15                                         150M           163,049
 FNMA 535777
  5.50%, 03/01/16                                         856M           881,337
 FNMA 545298
  5.50%, 11/01/16                                         715M           735,081
 FNMA 614920
  5.50%, 12/01/16                                         797M           820,135
 FNMA 663227
  6.00%, 03/01/16                                       1,001M         1,038,511
 FNMA 574598
  6.00%, 05/01/16                                         794M           823,420
 FNMA 594602
  9.00%, 01/01/16                                          40M            44,742
 FNMA 792797
  5.50%, 04/01/17                                       1,416M         1,457,711
 FNMA 789281
  5.50%, 08/01/17                                       3,068M         3,156,826
 FNMA 671380
  6.00%, 11/01/17                                         482M           500,037
 FNMA 679165
  5.50%, 02/01/18                                         563M           578,497
 FNMA 725284
  7.00%, 11/01/18                                      10,006M        10,519,090
                                                                 ---------------
                                                                      52,760,964
                                                                 ---------------
20-Year:
 FNMA 190659
  7.00%, 02/01/14                                         606M           644,634
 FNMA 190697
  7.00%, 03/01/14                                         766M           815,083
 FNMA 251716
  10.50%, 03/01/18                                         29M            31,937
 FNMA 735103
  6.00%, 08/01/22                                       5,594M         5,793,441
                                                                 ---------------
                                                                       7,285,095
                                                                 ---------------
30-Year:
 FNMA 19953
  7.75%, 10/01/06                                          11M            10,883
 FNMA 21349
  8.00%, 12/01/06                                           1M             1,201
 FNMA 111330
  7.50%, 09/01/07                                          26M            27,010
 FNMA 58241
  7.50%, 12/01/07                                          39M            39,583
 FNMA 13481
  7.75%, 05/01/08                                          17M            17,827
 FNMA 8213
  8.00%, 01/01/08                                          49M            50,100
 FNMA 151964
  8.00%, 03/01/08                                           7M             6,980
 FNMA 44045
  8.00%, 06/01/08                                          31M            32,473
 FNMA 176044
  8.50%, 09/01/08                                          29M            30,291
 FNMA 141789
  8.25%, 02/01/09                                          45M            46,446
 FNMA 10134
  8.75%, 08/01/09                                          23M            24,601
 FNMA 439
  9.00%, 06/01/09                                          13M            13,732
 FNMA 23
  8.50%, 08/01/11                                          13M            13,714
 FNMA 510095
  8.50%, 09/01/11                                          76M            79,283
 FNMA 366221
  9.50%, 03/01/11                                          97M           105,282
 FNMA 401612
  7.00%, 05/01/12                                         111M           112,495
 FNMA 81692
  8.00%, 09/01/12                                          82M            84,650
 FNMA 124871
  7.00%, 05/01/13                                         476M           499,423
 FNMA 20497
  8.75%, 07/01/13                                          18M            19,059
 FNMA 44046
  7.50%, 02/01/14                                          24M            25,159
 FNMA 454727
  10.50%, 01/01/16                                        109M           121,858
 FNMA 49584
  8.25%, 09/01/17                                          65M            70,180
 FNMA 454720
  7.00%, 06/01/19                                          25M            25,981
 FNMA 479421
  7.00%, 09/01/21                                         235M           248,925
 FNMA 175123
  7.45%, 08/01/22                                         156M           167,966
 FNMA 207530
  8.25%, 04/01/22                                          39M            42,111
 FNMA 626664
  6.00%, 04/01/17                                         534M           553,265
                                                                 ---------------
                                                                       2,470,478
                                                                 ---------------
Total Federal National Mortgage Association                          155,001,247
                                                                 ---------------
Government National Mortgage Association 8.0%
Mortgage-Backed Securities:
10-Year:
 GNMA 634538
  6.00%, 09/15/14                                       1,121M         1,167,281
 GNMA 634545
  6.50%, 09/15/14                                         913M           959,382
                                                                 ---------------
                                                                       2,126,663
                                                                 ---------------
15-Year:
 GNMA 293554
  9.75%, 08/15/05                                          10M            10,421
 GNMA 780306
  9.00%, 11/15/06                                           1M             1,127
 GNMA 780395
  7.00%, 12/15/07                                          35M            35,432
 GNMA 342810
  7.00%, 12/15/07                                          41M            41,989
 GNMA 1785
  9.00%, 02/20/07                                           1M               625
 GNMA 364469
  6.00%, 11/15/08                                          63M            65,012

                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
--------------------------------------------------------------------------------
Investment in Securities (Continued)
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
 GNMA 352121
  6.50%, 08/15/08                                          20M   $        20,829
 GNMA 342744
  6.50%, 08/15/08                                          85M            87,965
 GNMA 326462
  6.50%, 10/15/08                                         185M           190,657
 GNMA 370871
  6.50%, 10/15/08                                          76M            78,240
 GNMA 348052
  7.00%, 03/15/08                                           9M             9,628
 GNMA 364447
  7.00%, 03/20/08                                          49M            50,942
 GNMA 339490
  7.00%, 04/15/08                                           6M             6,516
 GNMA 343534
  7.50%, 01/15/08                                          25M            26,364
 GNMA 339464
  8.00%, 01/15/08                                          38M            39,896
 GNMA 354532
  6.00%, 01/15/09                                          53M            54,812
 GNMA 345594
  6.00%, 03/15/09                                          61M            62,638
 GNMA 366674
  6.00%, 03/15/09                                          78M            80,681
 GNMA 388287
  6.00%, 03/15/09                                          98M           101,554
 GNMA 355866
  6.00%, 04/15/09                                          85M            87,314
 GNMA 360238
  6.00%, 04/15/09                                          85M            87,669
 GNMA 366773
  6.00%, 04/15/09                                          97M           100,150
 GNMA 371934
  6.00%, 04/15/09                                          79M            81,743
 GNMA 375876
  6.00%, 04/15/09                                          88M            90,929
 GNMA 378884
  6.00%, 04/15/09                                          44M            45,445
 GNMA 385492
  6.00%, 04/15/09                                         109M           112,477
 GNMA 780303
  6.50%, 02/15/09                                          90M            92,451
 GNMA 391659
  6.50%, 04/15/09                                         354M           366,753
 GNMA 780369
  7.00%, 09/15/09                                         135M           139,742
 GNMA 415068
  6.00%, 01/15/11                                          27M            27,665
 GNMA 780659
  7.50%, 08/15/12                                          35M            37,493
 GNMA 780759
  6.50%, 04/15/13                                         641M           672,338
 GNMA 462328
  6.50%, 04/15/13                                         535M           561,691
 GNMA 456869
  6.50%, 05/15/13                                          22M            23,339
 GNMA II 2542
  7.00%, 01/20/13                                         197M           206,941
 GNMA 780859
  7.50%, 09/15/13                                          41M            43,585
 GNMA 780978
  6.50%, 02/15/14                                       3,799M         3,991,518
 GNMA 781109
  7.00%, 11/15/14                                       8,220M         8,674,505
 GNMA 781461
  6.50%, 02/15/15                                       1,827M         1,919,668
 GNMA 489953
  6.00%, 12/15/16                                         131M           136,015
 GNMA 618207
  6.00%, 12/15/19                                         983M         1,023,051
 GNMA 636715
  6.00%, 12/15/19                                       1,388M         1,444,538
                                                                 ---------------
                                                                      20,932,348
                                                                 ---------------
20-Year:
 GNMA 234073
  9.25%, 12/15/07                                           4M             4,055
 GNMA 248682
  9.75%, 06/15/10                                          23M            25,297
 GNMA 349029
  7.00%, 04/15/13                                          28M            29,620
 GNMA 628440
  7.00%, 04/15/24                                       1,621M         1,726,282
                                                                 ---------------
                                                                       1,785,254
                                                                 ---------------
30-Year:
 GNMA 18324
  8.00%, 07/15/07                                          28M            28,763
 GNMA 91758
  10.00%, 11/15/09                                          1M             1,203
 GNMA 495
  10.00%, 02/20/16                                          1M               921
                                                                 ---------------
                                                                          30,887
                                                                 ---------------
Total Government National Mortgage Association                        24,875,152
                                                                 ---------------
Total U.S. Government Agency Obligations
 (Cost $304,245,328)                                                 304,586,269
                                                                 ---------------
Corporate Short-Term Notes 1.5%
Toyota Credit Corp.
 2.97%, 06/03/05
 (Cost $4,499,258)                                      4,500M         4,499,258
                                                                 ---------------
Total Investments
 (Cost $308,744,586)                                                 309,085,527

Excess of Other Assets Over Liabilities 0.4%                           1,210,054
                                                                 ---------------
Net Assets                                                       $   310,295,581
                                                                 ===============

----------
* Cost for federal income tax purposes is substantially similar. At May 31, 2005 unrealized Appreciation for federal income tax purposes aggregated $340,941 of which $1,142,613 related to appreciated securities and $801,672 related to depreciated securities.

     The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

                                              See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
--------------------------------------------------------------------------------

Portfolio Weightings
As a percentage of net assets as of 05/31/05

                              [CHART APPEARS HERE]

           U.S. Treasury Institutional Funds          5.5%
           Cash and Other                            -0.3%
           U.S. Treasury Obligations                 94.8%

Investment in Securities
at May 31, 2005 (Unaudited)

                                                    Principal
                                                      Amount          Value
                                                    (M=$1,000)       (Note 1)
-------------------------------------------------------------------------------
U.S. Treasury Obligations 94.8%
U.S. Treasury Bill
 2.635%, 06/02/05                                       5,600M   $    5,599,590
U.S. Treasury Bill
 2.655%, 06/02/05                                       4,250M        4,249,687
U.S. Treasury Bill
 2.615%, 06/09/05                                       1,525M        1,524,114
U.S. Treasury Bill
 2.69%, 06/09/05                                       10,300M       10,293,843
U.S. Treasury Bill
 2.45%, 06/16/05                                        1,135M        1,133,841
U.S. Treasury Bill
 2.5%, 06/16/05                                           500M          499,479
U.S. Treasury Bill
 2.53%, 06/16/05                                        5,000M        4,994,729
U.S. Treasury Bill
 2.545%, 06/16/05                                      10,150M       10,139,237
U.S. Treasury Bill
 2.62%, 06/16/05                                        3,650M        3,646,015
U.S. Treasury Bill
 2.74%, 06/23/05                                       16,000M       15,973,209
U.S. Treasury Bill
 2.625%, 06/30/05                                      14,000M       13,970,396
U.S. Treasury Bill
 2.555%, 07/07/05                                      10,000M        9,974,450
                                                                 --------------
Total U.S. Treasury Obligations
 (Amortized Cost $81,998,590)                                        81,998,590
                                                                 --------------

                                                                      Value
                                                      Shares         (Note 1)
-------------------------------------------------------------------------------
U.S. Treasury Institutional Funds 5.5%
BlackRock Provident Institutional Funds
 Treasury Fund #60                                   1,200,000   $    1,200,000
Federated Funds Treasury Obligations
 Fund Institutional Shares #68                       3,560,000        3,560,000
                                                                 --------------
Total U.S. Treasury Institutional Funds
 (Amortized Cost $4,760,000)                                          4,760,000
                                                                 --------------
Total Investments
 (Amortized Cost $86,758,590)*                                       86,758,590
Excess of Liabilities Over Other Assets (0.3%)                         (304,541)
                                                                 --------------
Net Assets                                                       $   86,454,049
                                                                 ==============

----------
*    Also cost for federal income tax purposes.

                                              See Notes to Financial Statements.

                       This page left blank intentionally.

Statement of Assets and Liabilities
at May 31, 2005 (Unaudited)

                                               Flex Cap                      Mid Cap        Core     International    Growth
                                             Opportunity   Small Company      Growth       Mid Cap       Equity        Index
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value                          $27,792,832  $1,311,720,422  $169,796,841  $22,720,719  $120,393,120  $76,121,653
Cash and cash equivalents                               8       2,500,355       246,547      266,691       762,142       22,508
Receivable for securities sold                          -       7,495,760             -            -       548,605       89,113
Receivable for fund shares sold                     9,155       3,097,763       105,750            -       166,174      108,058
Receivable for interest                                 -               -             -            -             -            -
Receivable for foreign interest                         -               -             -            -             -            -
Receivable for dividends                           25,815         671,150        78,889       14,378       642,888      129,810
Receivable from fund administrator                      -               -             -            -             -       14,875
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Total Assets                                 27,827,810   1,325,485,450   170,228,027   23,001,788   122,512,929   76,486,017
                                              -----------  --------------  ------------  -----------  ------------  -----------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable to custodian bank - line of credit        146,100               -             -            -             -            -
Payable for securities purchased                        -       8,613,675             -            -       178,776      139,415
Payable for fund shares repurchased                22,349       2,231,438        47,395       12,090       194,160       15,741
Income dividend payable                                 -               -             -            -             -            -
Accrued expenses                                   13,516         240,050        86,795           49        43,689       13,617
Management fee payable                             17,678         630,054        81,161       14,345        60,103       19,218
Distribution fee payable (Class A Shares)           4,773         259,381        56,840        3,308        17,011        8,965
Distribution fee payable (Class B Shares)          12,914         117,419        19,463        1,904         6,483        7,418
Distribution fee payable (Class C Shares)           1,688         126,022         2,350        1,518         2,658        1,917
Distribution fee payable (Class D Shares)               -               -             -            -             -            -
Distribution fee payable (Class S Shares)               -               -             -            -             -            -
Fund service fee payable                            8,803         160,789        30,358          650        19,715       10,015
Deferred Compensation                               3,041          69,793        14,882          457         9,759        6,514
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Total Liabilities                               230,862      12,448,621       339,244       34,321       532,354      222,820
                                              -----------  --------------  ------------  -----------  ------------  -----------
Net Assets Applicable to
 All Outstanding Shares                       $27,596,948  $1,313,036,829  $169,888,783  $22,967,467  $121,980,575  $76,263,197
                                              ===========  ==============  ============  ===========  ============  ===========
Net Asset Value and Maximum Offering Price Per Share
 Class A Shares*
  Net Assets Applicable to Class A Shares /   $18,430,735  $1,022,738,598  $143,643,805  $18,607,539  $107,279,408  $64,516,207
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Shares Outstanding                            4,070,661     138,801,444     9,679,176      827,728     6,285,918    4,377,534
  Net Asset Value per Share                   $      4.53  $         7.37  $      14.84  $     22.48  $      17.07  $     14.74
  Sales Charge**                                     0.24            0.39          0.78         1.18          0.90         0.38
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Maximum Offering Price                      $      4.77  $         7.76  $      15.62  $     23.66  $      17.97  $     15.12
                                              ===========  ==============  ============  ===========  ============  ===========
 Class B Shares*
  Net Assets Applicable to Class B Shares /   $ 7,221,528  $  139,742,776  $ 23,476,562  $ 2,427,969  $ 11,813,543  $ 9,475,873
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Shares Outstanding                            1,687,532      21,574,112     1,718,808      109,714       706,050      662,118
  Net Asset Value per Share***                $      4.28  $         6.48  $      13.66  $     22.13  $      16.73  $     14.31
                                              ===========  ==============  ============  ===========  ============  ===========
 Class C Shares*
  Net Assets Applicable to Class C Shares /   $ 1,944,685  $  150,555,455  $  2,768,416  $ 1,931,959  $  2,887,624  $ 2,271,117
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Shares Outstanding                              452,123      21,236,306       199,613       87,255       171,838      166,505
  Net Asset Value per Share***                $      4.30  $         7.09  $      13.87  $     22.14  $      16.80  $     13.64
                                              ===========  ==============  ============  ===========  ============  ===========
 Class D Shares*
  Net Assets Applicable to Class D Shares /           N/A             N/A           N/A          N/A           N/A          N/A
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Shares Outstanding                                  N/A             N/A           N/A          N/A           N/A          N/A
  Net Asset Value per Share***                        N/A             N/A           N/A          N/A           N/A          N/A
                                              ===========  ==============  ============  ===========  ============  ===========
 Class S Shares*
  Net Assets Applicable to Class S Shares /           N/A             N/A           N/A          N/A           N/A          N/A
                                              -----------  --------------  ------------  -----------  ------------  -----------
  Shares Outstanding                                  N/A             N/A           N/A          N/A           N/A          N/A
  Net Asset Value per Share***                        N/A             N/A           N/A          N/A           N/A          N/A
                                              ===========  ==============  ============  ===========  ============  ===========

See Notes to Financial Statements.

                                                                                            Capital
                                                                             High Yield     Markets                   Tax-Free
                                               Common Stock     Balanced        Bond        Income        Bond         Income
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value                          $1,096,426,321  $287,896,587  $159,263,006  $80,351,582  $86,091,497  $54,339,829
Cash and cash equivalents                            142,169     2,450,884         1,937        1,626      930,866       16,725
Receivable for securities sold                             -             -       827,652      414,105            -    1,109,485
Receivable for fund shares sold                      318,509       259,974     1,484,441      219,337       20,001        8,579
Receivable for interest                                    -       593,260     3,056,304      571,411      656,013      827,296
Receivable for foreign interest                            -             -             -      186,398            -            -
Receivable for dividends                           2,090,378       352,150             -       38,824            -            -
Receivable from fund administrator                         -             -             -            -            -            -
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Total Assets                                 1,098,977,377   291,552,855   164,633,340   81,783,283   87,698,377   56,301,914
                                              --------------  ------------  ------------  -----------  -----------  -----------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable to custodian bank - line of credit                 -             -             -            -            -            -
Payable for securities purchased                           -             -       122,947      156,543            -    1,119,915
Payable for fund shares repurchased                  256,067       183,737       613,266       99,094       95,266       41,366
Income dividend payable                                    -             -             -            -            -            -
Accrued expenses                                     409,993       171,953        15,586        8,270       39,717        9,051
Management fee payable                               508,798       140,913        98,267       41,224       37,097       23,406
Distribution fee payable (Class A Shares)            317,342        70,907        20,318       12,293       17,517       12,465
Distribution fee payable (Class B Shares)             31,829        18,590         9,102       11,242        5,418            -
Distribution fee payable (Class C Shares)              3,504         4,743        11,494        6,777            -            -
Distribution fee payable (Class D Shares)                  -         7,034             -            -            -            -
Distribution fee payable (Class S Shares)                  -             -             -            -            -            -
Fund service fee payable                              97,902        37,985        19,290        8,278        9,595        3,663
Deferred Compensation                                100,173        24,704        12,071        3,111        9,277        6,673
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Total Liabilities                                1,725,608       660,566       922,341      346,832      213,887    1,216,539
                                              --------------  ------------  ------------  -----------  -----------  -----------
Net Assets Applicable to
  All Outstanding Shares                      $1,097,251,769  $290,892,289  $163,710,999  $81,436,451  $87,484,490  $55,085,375
                                              ==============  ============  ============  ===========  ===========  ===========
Net Assets Value and Maximum Offering Price Per Share
 Class A Shares*
  Net Assets Applicable to Class A Shares /   $1,032,998,166  $235,407,986  $127,091,418  $57,077,976  $73,390,925  $55,085,375
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Shares Outstanding                              35,264,980    14,394,839    15,877,276    4,972,642   11,743,171    4,216,592
  Net Asset Value per Share                   $        29.29  $      16.35  $       8.00  $     11.48  $      6.25  $     13.06
  Sales Charge**                                        1.54          0.86          0.33         0.60         0.26         0.54
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Maximum Offering Price                      $        30.83  $      17.21  $       8.33  $     12.08  $      6.51  $     13.60
                                              ==============  ============  ============  ===========  ===========  ===========
 Class B Shares*
  Net Assets Applicable to Class B Shares /   $   56,757,182  $ 28,359,963  $ 25,142,810  $14,522,093  $14,093,565          N/A
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Shares Outstanding                               1,971,401     1,727,398     3,150,272    1,267,896    2,249,753          N/A
  Net Asset Value per Share***                $        28.79  $      16.42  $       7.98  $     11.45  $      6.26          N/A
                                              ==============  ============  ============  ===========  ===========  ===========
 Class C Shares*
  Net Assets Applicable to Class C Shares /   $    7,496,421  $  6,093,422  $ 11,476,771  $ 9,836,382          N/A          N/A
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Shares Outstanding                                 261,170       372,329     1,421,037      858,761          N/A          N/A
  Net Asset Value per Share***                $        28.70  $      16.37  $       8.08  $     11.45          N/A          N/A
                                              ==============  ============  ============  ===========  ===========  ===========
 Class D Shares*
  Net Assets Applicable to Class D Shares /              N/A  $ 21,030,918           N/A          N/A          N/A          N/A
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Shares Outstanding                                     N/A     1,288,149           N/A          N/A          N/A          N/A
  Net Asset Value per Share***                           N/A  $      16.33           N/A          N/A          N/A          N/A
                                              ==============  ============  ============  ===========  ===========  ===========
 Class S Shares*
  Net Assets Applicable to Class S Shares /              N/A           N/A           N/A          N/A          N/A          N/A
                                              --------------  ------------  ------------  -----------  -----------  -----------
  Shares Outstanding                                     N/A           N/A           N/A          N/A          N/A          N/A
  Net Asset Value per Share***                           N/A           N/A           N/A          N/A          N/A          N/A
                                              ==============  ============  ============  ===========  ===========  ===========

                                                New York  Pennsylvania                   Short         U.S.
                                                Tax-Free    Tax-Free     Government     Maturity     Treasury
                                                 Income       Trust      Securities    Government  Money Market
---------------------------------------------------------------------------------------------------------------
Assets
Investments at value                          $29,240,584  $26,658,083  $115,586,735  $309,085,527  $86,758,590
Cash and cash equivalents                          33,417      197,776     1,498,517       825,316      138,694
Receivable for securities sold                          -            -         1,561        32,199            -
Receivable for fund shares sold                       382        4,942       189,341     1,081,178      835,956
Receivable for interest                           411,766      383,459       540,076     1,451,564       13,720
Receivable for foreign interest                         -            -             -             -            -
Receivable for dividends                                -            -             -             -            -
Receivable from fund administrator                      -            -             -             -            -
                                              -----------  -----------  ------------  ------------  -----------
  Total Assets                                 29,686,149   27,244,260   117,816,230   312,475,784   87,746,960
                                              -----------  -----------  ------------  ------------  -----------
---------------------------------------------------------------------------------------------------------------
Liabilities
Payable to custodian bank - line of credit              -            -             -             -            -
Payable for securities purchased                        -            -             -             -            -
Payable for fund shares repurchased                   193       55,518       125,662     1,885,485    1,076,786
Income dividend payable                                 -            -             -             -      155,694
Accrued expenses                                    4,486        6,735        31,064        17,066        7,501
Management fee payable                             12,579       12,608        49,326       132,423       30,452
Distribution fee payable (Class A Shares)           5,405        7,347        25,736        84,907            -
Distribution fee payable (Class B Shares)               -            -             -             -            -
Distribution fee payable (Class C Shares)               -            -             -             -            -
Distribution fee payable (Class D Shares)               -            -             -             -            -
Distribution fee payable (Class S Shares)               -            -             -         7,281            -
Fund service fee payable                            1,186        4,083        13,226        26,164       13,207
Deferred Compensation                               2,760       34,726         9,546        26,877        9,271
                                              -----------  -----------  ------------  ------------  -----------
  Total Liabilities                                26,609      121,017       254,560     2,180,203    1,292,911
                                              -----------  -----------  ------------  ------------  -----------
Net Assets Applicable to
  All Outstanding Shares                      $29,659,540  $27,123,243  $117,561,670  $310,295,581  $86,454,049
                                              ===========  ===========  ============  ============  ===========
Net Assets Value and Maximum Offering Price Per Share
 Class A Shares*
  Net Assets Applicable to Class A Shares /   $29,659,540  $27,123,243  $117,561,670  $297,757,964  $82,094,645
                                              -----------  -----------  ------------  ------------  -----------
  Shares Outstanding                            2,387,802    2,069,240    11,208,001    32,196,883   82,094,645
  Net Asset Value per Share                   $     12.42  $     13.11  $      10.49  $       9.25  $      1.00
  Sales Charge**                                     0.52         0.55          0.21          0.09            -
                                              -----------  -----------  ------------  ------------  -----------
  Maximum Offering Price                      $     12.94  $     13.66  $      10.70  $       9.34  $      1.00
                                              ===========  ===========  ============  ============  ===========
 Class B Shares*
  Net Assets Applicable to Class B Shares /           N/A          N/A           N/A           N/A  $ 4,359,404
                                              -----------  -----------  ------------  ------------  -----------
  Shares Outstanding                                  N/A          N/A           N/A           N/A    4,359,404
  Net Asset Value per Share***                        N/A          N/A           N/A           N/A  $      1.00
                                              ===========  ===========  ============  ============  ===========
 Class C Shares*
  Net Assets Applicable to Class C Shares /           N/A          N/A           N/A           N/A          N/A
                                              -----------  -----------  ------------  ------------  -----------
  Shares Outstanding                                  N/A          N/A           N/A           N/A          N/A
  Net Asset Value per Share***                        N/A          N/A           N/A           N/A          N/A
                                              ===========  ===========  ============  ============  ===========
 Class D Shares*
  Net Assets Applicable to Class D Shares /           N/A          N/A           N/A           N/A          N/A
                                              -----------  -----------  ------------  ------------  -----------
  Shares Outstanding                                  N/A          N/A           N/A           N/A          N/A
  Net Asset Value per Share***                        N/A          N/A           N/A           N/A          N/A
                                              ===========  ===========  ============  ============  ===========
 Class S Shares*
  Net Assets Applicable to Class S Shares /           N/A          N/A           N/A  $ 12,537,617          N/A
                                              -----------  -----------  ------------  ------------  -----------
  Shares Outstanding                                  N/A          N/A           N/A     1,356,446          N/A
  Net Asset Value per Share***                        N/A          N/A           N/A  $       9.24          N/A
                                              ===========  ===========  ============  ============  ===========

                   See Page 50 for notes to Statement of Assets and Liabilities.

at May 31, 2005 (Unaudited)

                                            Flex Cap                       Mid Cap         Core      International    Growth
                                          Opportunity   Small Company       Growth        Mid Cap       Equity        Index
--------------------------------------------------------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                $    62,103   $    1,816,119   $    115,976   $    10,247   $     71,638   $    52,062
Paid-in capital                            68,082,611    1,057,989,297    198,616,193    20,908,576     99,908,007   110,225,024
Accumulated undistributed (distributions
 in excess of) net investment income         (205,988)      (3,588,080)      (853,190)      (24,493)     1,057,085       227,953
Accumulated undistributed net realized
 gain (loss) on investments               (42,631,633)      28,429,201    (46,674,016)      179,989       (784,278)  (42,826,621)
Unrealized appreciation (depreciation)
 of investments and foreign exchange        2,289,855      228,390,292     18,683,820     1,893,148     21,728,123     8,584,779
                                          -----------   --------------   ------------   -----------   ------------   -----------
Net Assets                                $27,596,948   $1,313,036,829   $169,888,783   $22,967,467   $121,980,575   $76,263,197
                                          ===========   ==============   ============   ===========   ============   ===========
Investments at Cost                       $25,502,977   $1,083,330,130   $151,113,021   $20,827,571   $ 98,643,684   $67,536,874

Notes to Statement of Assets and Liabilities.

  * The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

 ** For the Flex Cap Opportunity Fund, Small Company Fund, Mid Cap Growth Fund, Core Mid Cap Fund, International Equity Fund, Common Stock Fund, Balanced Fund and Capital Markets Income Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Growth Index Fund, the maximum offering price is 1000/975 times the net asset value per share. For the High Yield Bond Fund, Bond Fund, Tax-Free Income Fund, New York Tax-Free Income Fund and Pennsylvania Tax-Free Trust the maximum offering price is 1000/960 times the net asset value per share. For the Government Securities Fund, the maximum offering price is 1000/980 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/990 times the net asset value per share. For the U.S. Treasury Money Market Fund, the maximum offering price is equal to the net asset value per share.

***  The maximum offering price is equal to the net asset value.

  +  No par value shares of beneficial interest; authorized - unlimited shares.

     N/A - Not available for sale.

                                                                                         Capital
                                                                         High Yield      Markets                   Tax-Free
                                           Common Stock     Balanced        Bond         Income        Bond         Income
-----------------------------------------------------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                $      374,976  $    177,827  $    204,486   $    70,993  $   139,929   $    42,166
Paid-in capital                              761,596,215   240,315,973   180,788,963    77,621,363   92,307,810    52,140,263
Accumulated undistributed (distributions
 in excess of) net investment income           1,153,634       637,224       167,769       225,234       47,021         2,965
Accumulated undistributed net realized
 gain (loss) on investments                   40,251,803     5,895,443   (20,125,162)      821,834   (6,195,763)    2,007,608
Unrealized appreciation (depreciation)
 of investments and foreign exchange         293,875,141    43,865,822     2,674,943     2,697,027    1,185,493       892,373
                                          --------------  ------------  ------------   -----------  -----------   -----------
Net Assets                                $1,097,251,769  $290,892,289  $163,710,999   $81,436,451  $87,484,490   $55,085,375
                                          ==============  ============  ============   ===========  ===========   ===========
Investments at Cost                       $  802,551,180  $244,030,765  $156,588,063   $77,647,082  $84,906,004   $53,447,456


                                           New York   Pennsylvania                     Short          U.S.
                                           Tax-Free     Tax-Free      Government      Maturity      Treasury
                                            Income        Trust       Securities     Government   Money Market
--------------------------------------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                $    23,878  $         -+  $    112,080   $    335,533   $   864,540
Paid-in capital                            28,345,284   25,400,098    119,634,378    330,309,718    85,589,509
Accumulated undistributed (distributions
 in excess of) net investment income            2,436        1,713          4,761          7,617             -
Accumulated undistributed net realized
 gain (loss) on investments                   280,786      466,499     (2,829,991)   (20,698,228)            -
Unrealized appreciation (depreciation)
 of investments and foreign exchange        1,007,156    1,254,933        640,442        340,941             -
                                          -----------  ------------  ------------   ------------   -----------
Net Assets                                $29,659,540  $ 27,123,243  $117,561,670   $310,295,581   $86,454,049
                                          ===========  ============  ============   ============   ===========
Investments at Cost                       $28,233,428  $ 25,403,150  $114,946,293   $308,744,586   $86,758,590

Statement of Operations
For the Six Months Ended May 31 2005 (Unaudited)

                                            Flex Cap                      Mid Cap        Core       International      Growth
                                          Opportunity   Small Company     Growth        Mid Cap        Equity          Index
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                 $   116,399   $  4,379,010   $    379,765   $   139,955   $  2,010,116**   $   570,411
Interest                                          367        826,336          4,077        11,004         17,962          31,024
                                          -----------   ------------   ------------   -----------   ------------     -----------
   Total Income                           $   116,766   $  5,205,346   $    383,842   $   150,959   $  2,028,078     $   601,435
                                          -----------   ------------   ------------   -----------   ------------     -----------
Expenses:
Management advisory fee                       113,719      3,806,744        491,615        81,558        359,842         115,637
Transfer agent fees                            78,253      1,144,497        234,087        24,345        149,434          79,367
Custodian fees                                  7,735         81,386         17,379         4,022         70,536          26,803
Distribution expense (Class A Shares)          30,463      1,547,136        215,741        18,842        164,936          47,547
Distribution expense (Class B Shares)          38,670        704,952        124,263        10,098         60,404          44,055
Distribution expense (Class C Shares)          11,439        776,715         13,988         8,394         17,276          11,659
Distribution expense (Class D Shares)               -              -              -             -              -               -
Distribution expense (Class S Shares)*              -              -              -             -              -               -
Accounting and administration services          4,108        179,262         23,310         2,964         14,240          10,458
Auditing fees                                   1,300         67,000          6,500           350          5,500           3,150
Legal fees                                      1,825        121,500         11,900         1,750          9,600           5,750
Reports and notices to shareholders             3,075        100,000         12,800         1,350          9,500           4,550
Registration and filing fees                   29,644         49,026         29,902        22,649         30,504          20,100
Director's and Chief Compliance
 Officer fees and expenses                      1,698         80,251          9,971           891          6,832           4,697
Other                                             282        103,486            619         1,464         13,144           1,630
                                          -----------   ------------   ------------   -----------   ------------     -----------
 Total Expenses                               322,211      8,761,955      1,192,075       178,677        911,748         375,403
 Expense Reimbursement                              -              -              -             -              -         (50,592)
 Expense Offset                                (2,210)       (25,686)        (8,349)       (3,472)       (10,136)         (1,503)
                                          -----------   ------------   ------------   -----------   ------------     -----------
 Net Expenses                                 320,001      8,736,269      1,183,726       175,205        901,612         323,308
                                          -----------   ------------   ------------   -----------   ------------     -----------
Net Investment Income (Loss)                 (203,235)    (3,530,923)      (799,884)      (24,246)     1,126,466         278,127
                                          -----------   ------------   ------------   -----------   ------------     -----------
--------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                 2,387,682     29,638,752     20,587,895       315,241      3,049,432      (1,413,468)
Foreign currency transactions                       -              -             -              -        (50,515)              -
                                          -----------   ------------   ------------   -----------   ------------     -----------
 Net realized gain (loss)                   2,387,682     29,638,752     20,587,895       315,241      2,998,917      (1,413,468)
                                          -----------   ------------   ------------   -----------   ------------     -----------
Net change in unrealized appreciation
 (depreciation) during the period:
Investments                                (2,685,573)   (21,616,494)   (21,457,512)      461,280     (2,915,662)      3,000,936
Foreign currency transactions                       -              -              -             -        (36,286)              -
                                          -----------   ------------   ------------   -----------   ------------     -----------
Net change in unrealized appreciation
 (depreciation)                            (2,685,573)   (21,616,494)   (21,457,512)      461,280     (2,951,948)      3,000,936
                                          -----------   ------------   ------------   -----------   ------------     -----------
Net Realized and Unrealized Gain (Loss)
 on Investments                              (297,891)     8,022,258       (869,617)      776,521         46,969       1,587,468
                                          -----------   ------------   ------------   -----------   ------------     -----------
Net Increase (Decrease) in Net Assets
 from Operations                          $  (501,126)  $  4,491,335   $ (1,669,501)  $   752,275   $  1,173,435     $ 1,865,595
                                          ===========   ============   ============   ===========   ============     ===========

----------
* For the period from March 4, 2005 (commencement of operations) through May 31, 2005.

** Net of foreign tax withholding of $267,203 in the Sentinel International Equity Fund and $10,179 in the Sentinel Capital Markets Income Fund.


See Notes to Financial Statements.

                                                                                         Capital
                                              Common                    High Yield      Markets                     Tax-Free
                                               Stock        Balanced        Bond          Income          Bond         Income
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                 $  9,905,185   $  1,637,581   $          -   $   248,346**   $         -   $    13,725
Interest                                       434,700      2,687,098      7,253,713     1,639,575       2,253,257     1,181,642
                                          ------------   ------------   ------------   -----------     -----------   -----------
 Total Income                             $ 10,339,885   $  4,324,679   $  7,253,713   $ 1,887,921     $ 2,253,257   $ 1,195,367
                                          ------------   ------------   ------------   -----------     -----------   -----------
Expenses:
Management advisory fee                      3,039,618        831,741        663,287       237,859         220,534       142,637
Transfer agent fees                            685,800        290,915        154,763        56,216          77,058        30,387
Custodian fees                                  63,222         19,912         18,261        27,766           9,296         4,525
Distribution expense (Class A Shares)        1,558,603        351,303        141,083        70,530          72,932        57,100
Distribution expense (Class B Shares)          297,351        146,752        142,535        64,536          76,719             -
Distribution expense (Class C Shares)           34,752         29,131         64,501        38,844               -             -
Distribution expense (Class D Shares)                -         40,890              -             -               -             -
Distribution expense (Class S Shares)*               -              -              -             -               -             -
Accounting and administration services         149,722         39,213         24,799        12,140          11,884         7,668
Auditing fees                                   38,300         10,750          8,800         2,100           4,000         4,000
Legal fees                                      84,500         10,750         15,350         5,300           7,800         4,000
Reports and notices to shareholders             39,200         18,100          5,950         2,000           2,300           500
Registration and filing fees                    33,853         35,942         25,727        30,943          19,765        11,201
Director's and Chief Compliance
 Officer fees and expenses                      70,825         18,374         11,662         4,861           5,598         3,400
Other                                           28,609          7,266         21,091           686           2,986         5,833
                                          ------------   ------------   ------------   -----------     -----------   -----------
 Total Expenses                              6,124,355      1,851,039      1,297,809       553,781         510,872       271,251
 Expense Reimbursement                               -              -              -             -               -             -
 Expense Offset                                (17,952)       (18,087)        (4,161)       (2,216)         (6,626)       (3,675)
                                          ------------   ------------   ------------   -----------     -----------   -----------
 Net Expenses                                6,106,403      1,832,952      1,293,648       551,565         504,246       267,576
                                          ------------   ------------   ------------   -----------     -----------   -----------
Net Investment Income (Loss)                 4,233,482      2,491,727      5,960,065     1,336,356       1,749,011       927,791
                                          ------------   ------------   ------------   -----------     -----------   -----------
--------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                 41,994,290      6,554,034        183,997       881,309         939,420     2,007,634
Foreign currency transactions                        -              -              -        88,589               -             -
                                          ------------   ------------   ------------   -----------     -----------   -----------
 Net realized gain (loss)                   41,994,290      6,554,034        183,997       969,898         939,420     2,007,634
                                          ------------   ------------   ------------   -----------     -----------   -----------
Net change in unrealized appreciation
 (depreciation) during the period:
Investments                                 (9,457,637)      (118,187)   (7,761,160)    (1,663,509)      (308,214)    (1,903,759)
Foreign currency transactions                        -              -             -        (24,273)             -              -
                                          ------------   ------------   ------------   -----------     -----------   -----------
Net change in unrealized appreciation
 (depreciation)                             (9,457,637)      (118,187)   (7,761,160)    (1,687,782)      (308,214)    (1,903,759)
                                          ------------   ------------   ------------   -----------     -----------   -----------
Net Realized and Unrealized Gain (Loss)
 on Investments                             32,536,653      6,435,847     (7,577,163)     (717,884)        631,206       103,875
                                          ------------   ------------   ------------   -----------     -----------   -----------
Net Increase (Decrease) in Net Assets
 from Operations                          $ 36,770,135   $  8,927,574   $ (1,617,098)  $   618,472     $ 2,380,217   $ 1,031,666
                                          ============   ============   ============   ===========     ===========   ===========


                                           New York    Pennsylvania                     Short           U.S.
                                           Tax-Free      Tax-Free      Government      Maturity       Treasury
                                            Income         Trust       Securities        Gov't      Money Market
----------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                 $     9,649   $     8,528   $          -   $          -   $    66,015
Interest                                      638,706       568,096      2,675,877      6,749,480       917,019
                                          -----------   -----------   ------------   ------------   -----------
 Total Income                             $   648,355   $   576,624   $  2,675,877   $  6,749,480   $   983,034
                                          -----------   -----------   ------------   ------------   -----------
Expenses:
Management advisory fee                        73,481        74,284        273,001        794,316       170,548
Transfer agent fees                            11,082        27,000         93,877        186,908       114,224
Custodian fees                                  1,894         2,160          9,966         33,743         8,283
Distribution expense (Class A Shares)          29,417        27,013        109,263        549,552             -
Distribution expense (Class B Shares)               -             -              -              -             -
Distribution expense (Class C Shares)               -             -              -              -             -
Distribution expense (Class D Shares)               -             -              -              -             -
Distribution expense (Class S Shares)*              -             -              -         14,742             -
Accounting and administration services          3,965         6,000         14,743         42,766        11,368
Auditing fees                                   1,000         3,500          3,500          8,100         2,800
Legal fees                                      2,250         5,000          8,000         23,350         5,400
Reports and notices to shareholders             1,000         1,200          6,500          6,100         3,100
Registration and filing fees                    2,631         2,250         15,324         30,219        21,488
Director's and Chief Compliance
 Officer fees and expenses                      1,908        15,460          7,039         20,037         5,161
Other                                           5,848         4,078          2,932         22,121           378
                                          -----------   -----------   ------------   ------------   -----------
 Total Expenses                               134,476       167,945        544,145      1,731,954       342,750
 Expense Reimbursement                              -             -              -        (98,841)      (18,263)
 Expense Offset                                (1,794)       (1,860)        (8,066)       (11,443)       (4,083)
                                          -----------   -----------   ------------   ------------   -----------
 Net Expenses                                 132,682       166,085        536,079      1,621,670       320,404
                                          -----------   -----------   ------------   ------------   -----------
Net Investment Income (Loss)                  515,673       410,539      2,139,798      5,127,810       662,630
                                          -----------   -----------   ------------   ------------   -----------
----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                   324,096       466,513        (15,059)      (728,871)            -
Foreign currency transactions                       -             -              -              -             -
                                          -----------   -----------   ------------   ------------   -----------
 Net realized gain (loss)                     324,096       466,513        (15,059)      (728,871)            -
                                          -----------   -----------   ------------   ------------   -----------
Net change in unrealized appreciation
   (depreciation) during the period:
Investments                                  (181,302)     (310,718)       932,267     (1,776,936)            -
Foreign currency transactions                       -             -              -              -             -
                                          -----------   -----------   ------------   ------------   -----------
Net change in unrealized appreciation
 (depreciation)                              (181,302)     (310,718)       932,267     (1,776,936)            -
                                          -----------   -----------   ------------   ------------   -----------
Net Realized and Unrealized Gain (Loss)
 on Investments                               142,794       155,795        917,208     (2,505,807)            -
                                          -----------   -----------   ------------   ------------   -----------
Net Increase (Decrease) in Net Assets
 from Operations                          $   658,467   $   566,334   $  3,057,006   $  2,622,003   $   662,630
                                          ===========   ===========   ============   ============   ===========

Statement of Changes in Net Assets

                                            Flex Cap Opportunity             Small Company                   Mid Cap Growth
                                        ---------------------------   -----------------------------    -----------------------------
                                          Six Months                    Six Months                      Six Months
                                        Ended 05/31/05   Year Ended   Ended 05/31/05     Year Ended    Ended 05/31/05   Year Ended
                                          (Unaudited)     11/30/04     (Unaudited)       11/30/04       (Unaudited)      11/30/04
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)             $   (203,235) $   (461,914) $    (3,530,923) $    (5,903,160) $    (799,884) $  (1,805,215)
Net realized gain (loss) on sales
 of investments                             2,387,682     2,301,511       29,638,752       93,059,510     20,587,895     16,743,869
Net Change in unrealized appreciation
 (depreciation)                            (2,685,573)     (168,316)     (21,616,494)      97,965,670    (21,457,512)       469,973
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
Net increase (decrease) in net assets
 from operations                             (501,126)    1,671,281        4,491,335      185,122,020     (1,669,501)    15,408,627
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                    -             -                -                -              -              -
  Class B Shares                                    -             -                -                -              -              -
  Class C Shares                                    -             -                -                -              -              -
  Class D Shares                                    -             -                -                -              -              -
  Class S Shares*                                   -             -                -                -              -              -
From net realized gain on investments
  Class A Shares                                    -             -      (67,035,599)      (9,282,170)             -              -
  Class B Shares                                    -             -      (10,216,209)      (1,524,991)             -              -
  Class C Shares                                    -             -      (10,701,551)      (1,276,732)             -              -
  Class D Shares                                    -             -                -                -              -              -
  Class S Shares*                                   -             -                -                -              -              -
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
Total distributions to shareholders                 -             -      (87,953,359)     (12,083,893)             -              -
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
------------------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                            1,726,721     4,339,545      173,591,680      560,791,575     13,200,738     22,372,782
  Class B Shares                              446,087     1,510,673        8,910,537       40,802,825      1,578,481      4,363,953
  Class C Shares                               58,272       275,943       16,470,022       82,907,528        253,449      1,112,147
  Class D Shares                                    -             -                -                -              -              -
  Class S Shares*                                   -             -                -                -              -              -
Net asset value of shares in reinvestment
 of dividends and distributions
  Class A Shares                                    -             -       61,199,924        8,399,887              -              -
  Class B Shares                                    -             -        9,707,259        1,468,480              -              -
  Class C Shares                                    -             -       10,116,166        1,206,305              -              -
  Class D Shares                                    -             -                -                -              -              -
  Class S Shares*                                   -             -                -                -              -              -
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
                                            2,231,080     6,126,161      279,995,588      695,576,600     15,032,668     27,848,882
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
Less: Payments for shares reacquired
  Class A Shares                           (4,810,086)   (4,954,860)    (213,336,295)    (331,006,998)   (15,324,119)   (25,429,375)
  Class B Shares                           (1,538,966)   (2,512,679)     (13,209,584)     (17,849,860)    (4,336,204)    (8,512,319)
  Class C Shares                             (722,656)     (641,837)     (30,552,457)     (28,781,751)      (316,548)      (397,513)
  Class D Shares                                    -             -                -                -              -              -
  Class S Shares*                                   -             -                -                -              -              -
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
Increase (decrease) in net assets from
 capital stock transactions                (4,840,628)   (1,983,215)      22,897,252      317,937,991     (4,944,203)    (6,490,325)
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
Total Increase (Decrease) in
  Net Assets for period                    (5,341,754)     (311,934)     (60,564,772)     490,976,118     (6,613,704)     8,918,302
Net Assets: Beginning of period            32,938,702    33,250,636    1,373,601,601      882,625,483    176,502,487    167,584,185
                                         ------------  ------------  ---------------  ---------------  -------------  -------------
Net Assets: End of period                $ 27,596,948  $ 32,938,702  $ 1,313,036,829  $ 1,373,601,601  $ 169,888,783  $ 176,502,487
                                         ============  ============  ===============  ===============  =============  =============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period $   (205,988) $     (2,753) $    (3,588,080) $       (57,157) $    (853,190) $     (53,306)
                                         ============  ============  ===============  ===============  =============  =============

(A)  Commencement of operations.

See Notes to Financial Statements.

                                                 Core Mid Cap              International Equity               Growth Index
                                          ---------------------------   -------------------------     ----------------------------
                                           Six Months     Period from    Six Months                    Six Months
                                             Ended       03/25/04 (A)      Ended                         Ended
                                            05/31/05       through        05/31/05     Year Ended      05/31/05      Year Ended
                                          (Unaudited)      11/30/04     (Unaudited)     11/30/04      (Unaudited)     11/30/04
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)             $     (24,246) $     (24,474) $   1,126,466  $   1,358,358  $     278,127  $     877,410
Net realized gain (loss) on sales
 of investments                                315,241       (135,252)     2,998,917      3,175,778     (1,413,468)    (2,267,988)
Net Change in unrealized appreciation
 (depreciation)                                461,280      1,431,868     (2,951,948)    20,218,504      3,000,936      5,510,227
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
 from operations                               752,275      1,272,142      1,173,435     24,752,640      1,865,595      4,119,649
                                         -------------  -------------  -------------  -------------  -------------  -------------
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
  Class A Shares                                     -              -     (1,062,809)      (870,004)      (805,674)      (365,810)
  Class B Shares                                     -              -              -              -        (54,580)             -
  Class C Shares                                     -              -              -              -         (3,383)             -
  Class D Shares                                     -              -              -              -              -              -
  Class S Shares*                                    -              -              -              -              -              -
From net realized gain on investments
  Class A Shares                                     -              -              -              -              -              -
  Class B Shares                                     -              -              -              -              -              -
  Class C Shares                                     -              -              -              -              -              -
  Class D Shares                                     -              -              -              -              -              -
  Class S Shares*                                    -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
Total distributions to shareholders                  -              -     (1,062,809)      (870,004)      (863,637)      (365,810)
                                         -------------  -------------  -------------  -------------  -------------  -------------
----------------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                             3,234,394     17,411,809     16,397,811     25,084,453     11,084,683     12,104,348
  Class B Shares                               659,522      1,825,907      2,240,927      3,122,602        696,739      1,467,231
  Class C Shares                               592,101      1,461,055        462,787      2,621,632        137,573      1,543,868
  Class D Shares                                     -              -              -              -              -              -
  Class S Shares*                                    -              -              -              -              -              -
Net asset value of shares in reinvestment
 of dividends and distributions
  Class A Shares                                     -              -        936,488        765,767        488,628        224,057
  Class B Shares                                     -              -              -              -         48,910              -
  Class C Shares                                     -              -              -              -          2,204              -
  Class D Shares                                     -              -              -              -              -              -
  Class S Shares*                                    -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                             4,486,017     20,698,771     20,038,013     31,594,454     12,458,737     15,339,504
                                         -------------  -------------  -------------  -------------  -------------  -------------
Less: Payments for shares reacquired
  Class A Shares                            (3,299,811)      (488,918)   (20,049,923)   (23,761,430)    (9,821,989)    (9,585,890)
  Class B Shares                              (119,192)       (87,725)    (2,278,449)    (4,954,762)    (3,737,290)    (2,723,971)
  Class C Shares                              (232,481)       (13,611)      (995,072)    (1,628,912)      (295,074)      (460,244)
  Class D Shares                                     -              -              -              -              -              -
  Class S Shares*                                    -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 capital stock transactions                    834,533     20,108,517     (3,285,431)     1,249,350     (1,395,616)     2,569,399
                                         -------------  -------------  -------------  -------------  -------------  -------------
Total Increase (Decrease) in
  Net Assets for period                      1,586,808     21,380,659     (3,174,805)    25,131,986       (393,658)     6,323,238
Net Assets: Beginning of period             21,380,659              -    125,155,380    100,023,394     76,656,855     70,333,617
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net Assets: End of period                $  22,967,467  $  21,380,659  $ 121,980,575  $ 125,155,380  $  76,263,197  $  76,656,855
                                         =============  =============  =============  =============  =============  =============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period $     (24,493) $        (247) $   1,057,085  $   1,043,943  $     227,953  $     813,463
                                         =============  =============  =============  =============  =============  =============

                                                 Common Stock                    Balanced                    High Yield Bond
                                         ---------------------------    ----------------------------  -----------------------------
                                           Six Months                       Six Months                    Six Months
                                         Ended 05/31/05   Year Ended    Ended 05/31/05    Year Ended  Ended 05/31/05    Year Ended
                                           (Unaudited)     11/30/04      (Unaudited)       11/30/04      (Unaudited)     11/30/04
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)             $    4,233,482  $    7,583,434  $   2,491,727  $   4,507,964  $   5,960,065  $  11,600,145
Net realized gain (loss) on sales
 of investments                              41,994,290      99,235,434      6,554,034     14,645,134        183,997      4,412,202
Net Change in unrealized appreciation
 (depreciation)                              (9,457,637)     27,550,074       (118,187)     7,059,403     (7,761,160)    (1,206,644)
                                         --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
 from operations                             36,770,135     134,368,942      8,927,574     26,212,501     (1,617,098)    14,805,703
                                         --------------  --------------  -------------  -------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                            (5,844,824)     (4,957,383)    (2,475,023)    (3,906,490)    (4,664,036)    (8,668,107)
   Class B Shares                               (86,968)              -       (187,186)      (283,613)      (821,109)    (2,267,692)
   Class C Shares                                (8,880)              -        (33,861)       (47,180)      (361,880)      (799,591)
   Class D Shares                                     -               -       (180,350)      (202,719)             -              -
   Class S Shares*                                    -               -              -              -              -              -
From net realized gain on investments
   Class A Shares                           (93,105,059)    (70,124,945)   (11,332,819)    (4,899,426)             -              -
   Class B Shares                            (5,538,004)     (5,136,543)    (1,456,603)      (756,301)             -              -
   Class C Shares                              (592,430)       (415,373)      (281,317)      (111,123)             -              -
   Class D Shares                                     -               -     (1,015,824)      (204,313)             -              -
   Class S Shares*                                    -               -              -              -              -              -
                                         --------------  --------------  -------------  -------------  -------------  -------------
Total distributions to shareholders        (105,176,165)    (80,634,244)   (16,962,983)   (10,411,165)    (5,847,025)   (11,735,390)
                                         --------------  --------------  -------------  -------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                            40,805,934      72,162,792     17,407,983     34,474,998     26,016,900     77,156,616
   Class B Shares                             4,904,579       8,215,032      2,560,863      5,337,684      1,847,164      5,813,291
   Class C Shares                             1,786,181       1,763,527      1,145,884      2,074,025      1,080,145      4,107,622
   Class D Shares                                     -               -        896,485     12,057,202              -              -
   Class S Shares*                                    -               -              -              -              -              -
Net asset value of shares in reinvestment
 of dividends and distributions
   Class A Shares                            84,199,373      63,153,357     12,957,550      8,100,159      2,973,462      4,512,539
   Class B Shares                             5,507,148       5,027,527      1,582,825      1,006,565        411,640      1,245,303
   Class C Shares                               592,317         406,301        304,730        150,697        241,476        552,308
   Class D Shares                                     -               -        610,558        313,586              -              -
   Class S Shares*                                    -               -              -              -              -              -
                                         --------------  --------------  -------------  -------------  -------------  -------------
                                            137,795,532     150,728,536     37,466,878     63,514,916     32,570,787     93,387,679
                                         --------------  --------------  -------------  -------------  -------------  -------------
Less: Payments for shares reacquired
   Class A Shares                           (70,150,272)   (123,501,067)   (20,087,333)   (38,440,272)   (45,987,727)   (44,464,873)
   Class B Shares                           (11,724,360)    (26,289,714)    (5,726,492)   (11,060,416)    (7,436,283)   (21,229,065)
   Class C Shares                            (1,010,031)     (1,698,756)      (892,948)    (1,635,556)    (3,250,063)    (4,120,779)
   Class D Shares                                     -               -       (594,219)    (1,365,563)             -              -
   Class S Shares*                                    -               -              -              -              -              -
                                         --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 capital stock transactions                  54,910,869        (761,001)    10,165,886     11,013,109    (24,103,286)    23,572,962
                                         --------------  --------------  -------------  -------------  -------------  -------------
Total Increase (Decrease) in
  Net Assets for period                     (13,495,161)     52,973,697      2,130,477     26,814,445    (31,567,409)    26,643,275
Net Assets: Beginning of period           1,110,746,930   1,057,773,233    288,761,812    261,947,367    195,278,408    168,635,133
                                         --------------  --------------  -------------  -------------  -------------  -------------
Net Assets: End of period                $1,097,251,769  $1,110,746,930  $ 290,892,289  $ 288,761,812  $ 163,710,999  $ 195,278,408
                                         ==============  ==============  =============  =============  =============  =============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period $    1,153,634  $    2,860,824  $     637,224  $     886,527  $     167,769  $      54,729
                                         ==============  ==============  =============  =============  =============  =============

See Notes to Financial Statements.

                                            Capital Markets Income                 Bond                     Tax-Free Income
                                         ---------------------------   ---------------------------   -----------------------------
                                           Six Months                    Six Months                    Six Months
                                         Ended 05/31/05   Year Ended   Ended 05/31/05   Year Ended   Ended 05/31/05   Year Ended
                                          (Unaudited)      11/30/04     (Unaudited)      11/30/04     (Unaudited)      11/30/04
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)             $   1,336,356  $   2,198,354  $   1,749,011  $   3,773,038  $     927,791  $   2,096,098
Net realized gain (loss) on sales
 of investments                                969,898      1,870,628        939,420      1,308,711      2,007,634      1,066,554
Net Change in unrealized appreciation
 (depreciation)                             (1,687,782)     1,695,025       (308,214)    (1,108,816)    (1,903,759)    (2,124,301)
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
 from operations                               618,472      5,764,007      2,380,217      3,972,933      1,031,666      1,038,351
                                         -------------  -------------  -------------  -------------  -------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                           (1,048,237)    (1,967,332)    (1,594,711)    (3,424,893)      (929,315)    (2,092,232)
   Class B Shares                             (213,938)      (399,179)      (260,376)      (696,397)             -              -
   Class C Shares                             (154,110)      (280,310)             -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
From net realized gain on investments
   Class A Shares                           (1,052,964)       (15,758)             -              -     (1,066,552)      (183,070)
   Class B Shares                             (270,072)        (3,864)             -              -              -              -
   Class C Shares                             (181,398)        (2,409)             -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
Total distributions to shareholders         (2,920,719)    (2,668,852)    (1,855,087)    (4,121,290)    (1,995,867)    (2,275,302)
                                         -------------  -------------  -------------  -------------  -------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                            9,372,958     21,426,026      6,345,732     12,074,838      2,015,834      5,573,217
   Class B Shares                            1,815,706      5,505,330      1,040,573      2,143,556              -              -
   Class C Shares                            1,716,769      4,069,268              -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
Net asset value of shares in reinvestment
 of dividends and distributions
   Class A Shares                            1,646,561      1,275,335      1,062,428      2,263,321      1,506,063      1,540,334
   Class B Shares                              416,184        302,334        214,089        571,305              -              -
   Class C Shares                              263,584        172,380              -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -                             -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                            15,231,762     32,750,673      8,662,822     17,053,020      3,521,897      7,113,551
                                         -------------  -------------  -------------  -------------  -------------  -------------
Less: Payments for shares reacquired
   Class A Shares                           (5,291,274)   (10,065,422)    (7,650,039)   (14,895,020)    (6,846,349)   (15,882,879)
   Class B Shares                             (794,331)    (1,646,134)    (3,970,339)    (7,968,031)             -              -
   Class C Shares                             (968,830)    (1,273,807)             -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 capital stock transactions                  8,177,327     19,765,310     (2,957,556)    (5,810,031)    (3,324,452)    (8,769,328)
                                         -------------  -------------  -------------  -------------  -------------  -------------
Total Increase (Decrease) in
  Net Assets for period                      5,875,080     22,860,465     (2,432,426)    (5,958,388)    (4,288,653)   (10,006,279)
Net Assets: Beginning of period             75,561,371     52,700,906     89,916,916     95,875,304     59,374,028     69,380,307
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net Assets: End of period                $  81,436,451  $  75,561,371  $  87,484,490  $  89,916,916  $  55,085,375  $  59,374,028
                                         =============  =============  =============  =============  =============  =============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period $     225,234  $     225,254  $      47,021  $      29,375  $       2,965  $       4,489
                                         =============  =============  =============  =============  =============  =============

                                          New York Tax-Free Income      Pennsylvania Tax Free Trust       Government Securities
                                        ---------------------------    ----------------------------  ----------------------------
                                           Six Months                     Six Months                  Six Months
                                        Ended 05/31/05   Year Ended    Ended 05/31/05   Year Ended   Ended 05/31/05   Year Ended
                                          (Unaudited)      11/30/04      (Unaudited)     11/30/04     (Unaudited)      11/30/04
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)             $     515,673  $   1,090,646  $     410,539  $     877,723  $   2,139,798  $   3,883,816
Net realized gain (loss) on sales
 of investments                                324,096        101,808        466,513        305,288        (15,059)     1,548,441
Net Change in unrealized appreciation
 (depreciation)                               (181,302)      (656,592)      (310,718)      (762,583)       932,267       (599,242)
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
 from operations                               658,467        535,862        566,334        420,428      3,057,006      4,833,015
                                         -------------  -------------  -------------  -------------  -------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                             (510,962)    (1,093,499)      (407,362)      (875,643)    (2,354,862)    (4,426,198)
   Class B Shares                                    -              -              -              -              -              -
   Class C Shares                                    -              -              -                             -              -
   Class D Shares                                    -              -              -                             -              -
   Class S Shares*                                   -              -              -              -              -              -
From net realized gain on investments
   Class A Shares                                    -              -       (143,793)             -              -              -
   Class B Shares                                    -              -              -              -              -              -
   Class C Shares                                    -              -              -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
Total distributions to shareholders           (510,962)    (1,093,499)      (551,155)      (875,643)    (2,354,862)    (4,426,198)
                                         -------------  -------------  -------------  -------------  -------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                            1,491,423      2,283,760        472,783        652,294     19,771,076     26,616,297
   Class B Shares                                    -              -              -              -              -              -
   Class C Shares                                    -              -              -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
Net asset value of shares in reinvestment
 of dividends and distributions
   Class A Shares                              314,219        678,095        373,050        562,713      2,007,215      3,736,506
   Class B Shares                                    -              -              -              -              -              -
   Class C Shares                                    -              -              -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                             1,805,642      2,961,855        845,833      1,215,007     21,778,291     30,352,803
                                         -------------  -------------  -------------  -------------  -------------  -------------
Less: Payments for shares reacquired
   Class A Shares                           (1,328,937)    (5,846,547)    (1,190,189)    (2,727,525)    (9,657,236)   (28,734,235)
   Class B Shares                                    -              -              -              -              -              -
   Class C Shares                                    -              -              -              -              -              -
   Class D Shares                                    -              -              -              -              -              -
   Class S Shares*                                   -              -              -              -              -              -
                                         -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 capital stock transactions                    476,705     (2,884,692)      (344,356)    (1,512,518)    12,121,055      1,618,568
                                         -------------  -------------  -------------  -------------  -------------  -------------
Total Increase (Decrease) in
  Net Assets for period                        624,210     (3,442,329)      (329,177)    (1,967,733)    12,823,199      2,025,385
Net Assets: Beginning of period             29,035,330     32,477,659     27,452,420     29,420,153    104,738,471    102,713,086
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net Assets: End of period                $  29,659,540  $  29,035,330  $  27,123,243  $  27,452,420  $ 117,561,670  $ 104,738,471
                                         =============  =============  =============  =============  =============  =============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period $       2,436  $      (2,275) $       1,713  $      (1,464) $       4,761  $       4,850
                                         =============  =============  =============  =============  =============  =============

                                           Short Maturity Government     U.S. Treasury Money Market
                                          --------------------------   ----------------------------
                                            Six Months                   Six Months
                                          Ended 05/31/05  Year Ended   Ended 05/31/05   Year Ended
                                           (Unaudited)     11/30/04     (Unaudited)      11/30/04
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)             $   5,127,810  $  10,307,920  $     662,630  $     323,691
Net realized gain (loss) on sales
 of investments                               (728,871)      (615,978)             -              -
Net Change in unrealized appreciation
 (depreciation)                             (1,776,936)      (820,913)             -              -
                                         -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
 from operations                             2,622,003      8,871,029        662,630        323,691
                                         -------------  -------------  -------------  -------------
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                           (6,616,759)   (14,797,725)      (632,365)      (315,969)
   Class B Shares                              (85,209)             -        (30,265)        (7,722)
   Class C Shares                                    -              -              -              -
   Class D Shares                                    -              -              -              -
   Class S Shares*                                   -              -              -              -
From net realized gain on investments
   Class A Shares                                    -              -              -              -
   Class B Shares                                    -              -              -              -
   Class C Shares                                    -              -              -              -
   Class D Shares                                    -              -              -              -
   Class S Shares*                                   -              -              -              -
                                         -------------  -------------  -------------  -------------
Total distributions to shareholders         (6,701,968)   (14,797,725)      (662,630)      (323,691)
                                         -------------  -------------  -------------  -------------
---------------------------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                           52,151,558    124,206,830     64,040,808    129,296,356
   Class B Shares                           12,940,393              -      1,762,362      3,376,417
   Class C Shares                                    -              -              -              -
   Class D Shares                                    -              -              -              -
   Class S Shares*                                   -              -              -              -
Net asset value of shares in reinvestment
 of dividends and distributions
   Class A Shares                            5,477,059     12,284,295        600,975        302,107
   Class B Shares                               80,618              -         26,967          7,049
   Class C Shares                                    -              -              -              -
   Class D Shares                                    -              -              -              -
   Class S Shares*                                   -              -              -              -
                                         -------------  -------------  -------------  -------------
                                            70,649,628    136,491,125     66,431,112    132,981,929
                                         -------------  -------------  -------------  -------------
Less: Payments for shares reacquired
   Class A Shares                          (78,238,314)  (175,674,245)   (61,654,443)  (130,001,810)
   Class B Shares                             (467,084)             -     (1,973,074)    (4,786,617)
   Class C Shares                                    -              -              -              -
   Class D Shares                                    -              -              -              -
   Class S Shares*                                   -              -              -              -
                                         -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 capital stock transactions                 (8,055,770)   (39,183,120)     2,803,595     (1,806,498)
                                         -------------  -------------  -------------  -------------
Total Increase (Decrease) in
  Net Assets for period                    (12,135,735)   (45,109,816)     2,803,595     (1,806,498)
Net Assets: Beginning of period            322,431,316    367,541,132     83,650,454     85,456,952
                                         -------------  -------------  -------------  -------------
Net Assets: End of period                $ 310,295,581  $ 322,431,316  $  86,454,049  $  83,650,454
                                         =============  =============  =============  =============
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period $       7,617  $      17,356  $           -  $           -
                                         =============  =============  =============  =============

See Notes to Financial Statements.

                       This page left blank intentionally.

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                     Income From Investment Operations                    Less Distributions
                            -------------------------------------------------   ----------------------------------------
                                                    Net gains or
                                                      losses on
               Fiscal        Net asset      Net      securities                 Dividends                                 Net asset
                year          value,    investment (both realized  Total from   (from net   Distributions                   value,
   Fund/       (period       beginning    income        and        investment   investment (from realized      Total        end of
Share Class    ended)        of period    (loss)     unrealized)   operations    income)       gains)      distributions    period
------------------------------------------------------------------------------------------------------------------------------------
Flex Cap      02/25/00-
Opportunity   11/30/00(A)    $  10.00    $ (0.02)    $  (3.90)     $ (3.92)       $    -      $       -       $     -     $    6.08
Class A       11/30/01           6.08      (0.04)       (1.11)       (1.15)            -              -             -          4.93
              11/30/02           4.93      (0.06)       (1.35)       (1.41)            -              -             -          3.52
              11/30/03           3.52      (0.05)        0.86         0.81             -              -             -          4.33
              11/30/04           4.33      (0.05)        0.30         0.25             -              -             -          4.58
              Six Months
              Ended 05/31/05
              (Unaudited)        4.58      (0.02)       (0.03)       (0.05)            -              -             -          4.53
------------------------------------------------------------------------------------------------------------------------------------
Flex Cap      02/25/00-
Opportunity   11/30/00(A)    $  10.00    $ (0.08)    $  (3.89)     $ (3.97)       $    -      $       -       $     -     $    6.03
Class B       11/30/01           6.03      (0.09)       (1.09)       (1.18)            -              -             -          4.85
              11/30/02           4.85      (0.10)       (1.33)       (1.43)            -              -             -          3.42
              11/30/03           3.42      (0.10)        0.84         0.74             -              -             -          4.16
              11/30/04           4.16      (0.08)        0.28         0.20             -              -             -          4.36
              Six Months
              Ended 05/31/05
              (Unaudited)        4.36      (0.04)       (0.04)       (0.08)            -              -             -          4.28
------------------------------------------------------------------------------------------------------------------------------------
Flex Cap      02/25/00-
Opportunity   11/30/00(A)    $  10.00    $ (0.08)    $  (3.88)     $ (3.96)       $    -      $       -       $     -     $    6.04
Class C       11/30/01           6.04      (0.09)       (1.10)       (1.19)            -              -             -          4.85
              11/30/02           4.85      (0.09)       (1.32)       (1.41)            -              -             -          3.44
              11/30/03           3.44      (0.09)        0.83         0.74             -              -             -          4.18
              11/30/04           4.18      (0.08)        0.28         0.20             -              -             -          4.38
              Six Months
              Ended 05/31/05
              (Unaudited)        4.38      (0.05)       (0.03)       (0.08)            -              -             -          4.30
------------------------------------------------------------------------------------------------------------------------------------
Small         11/30/00       $   5.74    $     -     $   2.00      $  2.00        $    -      $    0.72       $  0.72     $    7.02
Company       11/30/01           7.02          -         0.33         0.33             -           1.74          1.74          5.61
Class A       11/30/02           5.61      (0.02)       (0.37)       (0.39)            -           0.05          0.05          5.17
              11/30/03           5.17      (0.02)        1.59         1.57             -              -             -          6.74
              11/30/04           6.74      (0.02)        1.19         1.17             -           0.09          0.09          7.82
              Six Months
              Ended 05/31/05
              (Unaudited)        7.82      (0.01)        0.05         0.04             -           0.49          0.49          7.37
------------------------------------------------------------------------------------------------------------------------------------
Small         11/30/00       $   5.51    $ (0.06)    $   1.91      $  1.85        $    -      $    0.72       $  0.72     $    6.64
Company       11/30/01           6.64      (0.05)        0.30         0.25             -           1.74          1.74          5.15
Class B       11/30/02           5.15      (0.06)       (0.35)       (0.41)            -           0.05          0.05          4.69
              11/30/03           4.69      (0.07)        1.44         1.37             -           -             -             6.06
              11/30/04           6.06      (0.08)        1.07         0.99             -           0.09          0.09          6.96
              Six Months
              Ended 05/31/05
              (Unaudited)        6.96      (0.04)        0.05         0.01             -           0.49          0.49          6.48
------------------------------------------------------------------------------------------------------------------------------------
Small         07/09/01-
Company       11/30/01(B)    $   5.43    $ (0.03)    $   0.18      $  0.15        $    -      $       -       $     -     $    5.58
Class C       11/30/02           5.58      (0.07)       (0.37)       (0.44)            -           0.05          0.05          5.09
              11/30/03           5.09      (0.06)        1.55         1.49             -              -             -          6.58
              11/30/04           6.58      (0.08)        1.16         1.08             -           0.09          0.09          7.57
              Six Months
              Ended 05/31/05
              (Unaudited)        7.57      (0.04)        0.05         0.01             -           0.49          0.49          7.09
------------------------------------------------------------------------------------------------------------------------------------

                                                       Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Ratio of
                                                                Ratio of             Ratio          net investment
                                                              expenses to           of net          income (loss)
                                Net assets       Ratio of     average net            income           to average
                   Total        at end of      expenses to    assets before        (loss) to      net assets before     Portfolio
   Fund/          return*        period        average net       expense           average net     voluntary expense     turnover
Share Class         (%)       (000 omitted)    assets (%)    reimbursements**(%)    assets (%)    reimbursements**(%)    rate (%)
-----------------------------------------------------------------------------------------------------------------------------------
Flex Cap         (39.20)++    $     31,303        1.55+            1.55+              (0.37)+            (0.37)+              122++
Opportunity      (18.91)            27,213        1.75             1.75               (0.80)             (0.80)               109
Class A          (28.60)            17,000        1.80             1.80               (1.34)             (1.34)               197
                  23.01             21,253        1.97             1.97               (1.37)             (1.37)               170
                   5.77             21,817        1.76             1.76               (1.04)             (1.04)               191


                  (1.09)++          18,431        1.77+            1.77+              (0.99)+            (0.99)+               88++
-----------------------------------------------------------------------------------------------------------------------------------
Flex Cap         (39.70)++    $     15,602        2.42+            2.42+              (1.28)+            (1.28)+              122++
Opportunity      (19.57)            12,841        2.71             2.71               (1.75)             (1.75)               109
Class B          (29.48)             7,775        2.89             2.89               (2.43)             (2.43)               197
                  21.64              9,099        3.21             3.21               (2.61)             (2.61)               170
                   4.81              8,466        2.81             2.81               (2.10)             (2.10)               191


                  (1.83)++           7,222        2.82+            2.82+              (2.04)++           (2.04)+               88++
-----------------------------------------------------------------------------------------------------------------------------------
Flex Cap         (39.60)++    $      4,940        2.28+            2.28+              (1.15)+            (1.15)+              122++
Opportunity      (19.70)             3,887        2.66             2.66               (1.70)             (1.70)               109
Class C          (29.07)             2,530        2.68             2.68               (2.22)             (2.22)               197
                  21.51              2,899        2.96             2.96               (2.37)             (2.37)               170
                   4.78              2,655        2.74             2.74               (2.03)             (2.03)               191


                  (1.83)++           1,945        2.86+            2.86+              (2.09)+            (2.09)+               88++
-----------------------------------------------------------------------------------------------------------------------------------
Small             39.48       $    156,484        1.25             1.25               (0.03)             (0.03)                87
Company            6.85            211,052        1.21             1.21               (0.06)             (0.06)                58
Class A           (7.03)           310,172        1.22             1.22               (0.27)             (0.27)                54
                  30.37            689,720        1.20             1.20               (0.29)             (0.29)                36
                  17.54          1,063,847        1.12             1.12               (0.31)             (0.31)                53


                   0.53 ++       1,022,739        1.13+            1.13+              (0.34)+            (0.34)+               29++
-----------------------------------------------------------------------------------------------------------------------------------
Small             38.27       $     25,733        2.12             2.12               (0.90)             (0.90)                87
Company            5.77             42,110        2.12             2.12               (0.98)             (0.98)                58
Class B           (8.06)            58,931        2.14             2.14               (1.19)             (1.19)                54
                  29.21            102,522        2.16             2.16               (1.24)             (1.24)                36
                  16.52            144,580        2.04             2.04               (1.23)             (1.23)                53


                   0.14 ++         139,743        2.03+            2.03+              (1.24)+            (1.24)+               29++
-----------------------------------------------------------------------------------------------------------------------------------
Small              2.76 ++    $      1,890        2.45+            2.45+              (1.56)+            (1.56)+               58++
Company           (7.97)            25,153        2.19             2.19               (1.25)             (1.25)                54
Class C           29.27             90,383        2.03             2.03               (1.13)             (1.13)                36
                  16.58            165,175        1.93             1.93               (1.12)             (1.12)                53


                   0.13 ++         150,555        1.93+            1.93+              (1.14)+            (1.14)+               29++
-----------------------------------------------------------------------------------------------------------------------------------

                                  See Page 72 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                     Income From Investment Operations                    Less Distributions
                            -------------------------------------------------   ----------------------------------------
                                                    Net gains or
                                                      losses on
               Fiscal        Net asset      Net      securities                 Dividends                                 Net asset
                year          value,    investment (both realized  Total from   (from net   Distributions                   value,
   Fund/       (period       beginning    income        and        investment   investment (from realized      Total        end of
Share Class    ended)        of period    (loss)     unrealized)   operations    income)       gains)      distributions    period
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap       11/30/00       $  17.80    $  (0.19)   $    2.54     $    2.35      $    -      $    1.18       $  1.18     $   18.97
Growth        11/30/01          18.97       (0.14)       (4.06)        (4.20)          -           2.14          2.14         12.63
Class A       11/30/02          12.63       (0.09)       (2.22)        (2.31)          -              -             -         10.32
              11/30/03          10.32       (0.10)        3.42          3.32           -              -             -         13.64
              11/30/04          13.64       (0.12)        1.45          1.33           -              -             -         14.97
              Six Months
              Ended 05/31/05
              (Unaudited)       14.97       (0.06)       (0.07)        (0.13)          -              -             -         14.84
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap       11/30/00       $  17.43    $  (0.39)   $    2.53     $    2.14      $    -      $    1.18       $  1.18     $   18.39
Growth        11/30/01          18.39       (0.27)       (3.91)        (4.18)          -           2.14          2.14         12.07
Class B       11/30/02          12.07       (0.20)       (2.11)        (2.31)          -              -             -          9.76
              11/30/03           9.76       (0.22)        3.20          2.98           -              -             -         12.74
              11/30/04          12.74       (0.24)        1.35          1.11           -              -             -         13.85
              Six Months
              Ended 05/31/05
              (Unaudited)       13.85       (0.12)       (0.07)        (0.19)          -              -             -         13.66
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap       03/30/00-
Growth        11/30/00(C)    $  22.79    $  (0.35)   $   (3.58)    $   (3.93)     $    -      $       -       $     -     $   18.86
Class C       11/30/01          18.86       (0.33)       (3.99)        (4.32)          -           2.14          2.14         12.40
              11/30/02          12.40       (0.24)       (2.17)        (2.41)          -              -             -          9.99
              11/30/03           9.99       (0.25)        3.27          3.02           -              -             -         13.01
              11/30/04          13.01       (0.30)        1.37          1.07           -              -             -         14.08
              Six Months
              Ended 05/31/05
              (Unaudited)       14.08       (0.15)       (0.06)        (0.21)          -              -             -         13.87
------------------------------------------------------------------------------------------------------------------------------------
Core Mid Cap  03/25/04-
Class A       11/30/04(D)    $  20.00    $  (0.02)   $    1.71     $    1.69      $    -      $       -       $     -     $   21.69
              Six Months
              Ended 05/31/05
              (Unaudited)       21.69        0.01         0.78          0.79           -              -             -         22.48
------------------------------------------------------------------------------------------------------------------------------------
Core Mid Cap  03/25/04-
Class B       11/30/04(D)    $  20.00    $  (0.22)   $    1.75     $    1.53      $    -      $       -       $     -     $   21.53
              Six Months
              Ended 05/31/05
              (Unaudited)       21.53       (0.17)        0.77          0.60           -              -             -         22.13
------------------------------------------------------------------------------------------------------------------------------------
Core Mid Cap  03/25/04-
Class C       11/30/04(D)    $  20.00    $  (0.18)   $    1.72     $    1.54      $    -      $       -       $     -     $   21.54
              Six Months
              Ended 05/31/05
              (Unaudited)       21.54       (0.17)        0.77          0.60           -              -             -         22.14
------------------------------------------------------------------------------------------------------------------------------------

                                                       Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Ratio of
                                                                 Ratio of            Ratio          net investment
                                                                expenses to          of net         income (loss)
                                Net assets      Ratio of        average net         income           to average
                   Total        at end of      expenses to    assets before         (loss) to      net assets before     Portfolio
   Fund/          return*        period        average net       expense           average net     voluntary expense     turnover
Share Class         (%)       (000 omitted)    assets (%)    reimbursements**(%)     assets (%)    reimbursements**(%)    rate (%)
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap             13.85      $   206,488         1.14             1.14               (0.83)              (0.83)             135
Growth             (24.45)         148,973         1.27             1.27               (0.99)              (0.99)              88
Class A            (18.29)         109,161         1.31             1.31               (0.80)              (0.80)             230
                    32.17          137,019         1.31             1.31               (0.98)              (0.98)             116
                     9.75          147,021         1.24             1.24               (0.90)              (0.90)              98


                    (0.87)++       143,644         1.22+            1.22+              (0.76)+             (0.76)+             90++
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap             12.88      $    42,310         2.00             2.00               (1.71)              (1.71)             135
Growth             (25.20)          33,322         2.27             2.27               (2.00)              (2.00)              88
Class B            (19.14)          24,321         2.30             2.30               (1.79)              (1.79)             230
                    30.53           28,615         2.47             2.47               (2.13)              (2.13)             116
                     8.71           26,608         2.20             2.20               (1.86)              (1.86)              98


                    (1.37)++        23,477         2.27+            2.27+              (1.81)+             (1.81)+             90++
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap            (17.24)++   $     1,688         2.11+            2.11+              (1.87)+             (1.87)+            135++
Growth             (25.33)           2,447         2.61             2.61               (2.36)              (2.36)              88
Class C            (19.44)           1,675         2.65             2.65               (2.15)              (2.15)             230
                    30.23            1,951         2.72             2.72               (2.39)              (2.39)             116
                     8.22            2,873         2.61             2.61               (2.27)              (2.27)              98


                    (1.49)++         2,768         2.59+            2.59+              (2.13)+             (2.13)+             90++
-----------------------------------------------------------------------------------------------------------------------------------
Core Mid Cap         8.45++    $    18,027         1.44+            1.44+              (0.10)+             (0.10)+             22++
Class A

                     3.64++         18,608         1.34+            1.34+               0.07+               0.07+              27++
-----------------------------------------------------------------------------------------------------------------------------------
Core Mid Cap         7.65++    $     1,827         2.79+            2.79+              (1.44)+             (1.44)+             22++
Class B

                     2.79++          2,428         2.98+            2.98+              (1.55)+             (1.55)+             27++
-----------------------------------------------------------------------------------------------------------------------------------
Core Mid Cap         7.70++    $     1,526         2.49+            2.49+              (1.14)+             (1.14)+             22++
Class C

                     2.79++          1,932         3.03+            3.03+              (1.60)+             (1.60)+             27++
-----------------------------------------------------------------------------------------------------------------------------------

                                  See Page 72 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                     Income From Investment Operations                    Less Distributions
                            -------------------------------------------------   ----------------------------------------
                                                    Net gains or
                                                      losses on
               Fiscal        Net asset      Net      securities                 Dividends                                 Net asset
                year          value,    investment (both realized  Total from   (from net   Distributions                   value,
   Fund/       (period       beginning    income        and        investment   investment (from realized      Total        end of
Share Class    ended)        of period    (loss)     unrealized)   operations    income)       gains)      distributions    period
------------------------------------------------------------------------------------------------------------------------------------
International 11/30/00        $  21.28  $     0.21   $    (0.90)  $    (0.69)    $  0.26     $     1.69      $   1.95    $    18.64
Equity        11/30/01           18.64        0.12        (2.16)       (2.04)       0.18           3.21          3.39         13.21
Class A       11/30/02           13.21        0.17        (1.37)       (1.20)       0.14           0.04          0.18         11.83
              11/30/03           11.83        0.16         2.09         2.25        0.19           0.07          0.26         13.82
              11/30/04           13.82        0.20         3.17#        3.37        0.14              -          0.14         17.05
              Six Months
              Ended 05/31/05
              (Unaudited)        17.05        0.16         0.03         0.19        0.17              -          0.17         17.07
------------------------------------------------------------------------------------------------------------------------------------
International 11/30/00        $  20.95  $     0.02   $    (0.89)  $    (0.87)    $  0.09     $     1.69      $   1.78    $    18.30
Equity        11/30/01           18.30       (0.02)       (2.13)       (2.15)          -           3.21          3.21         12.94
Class B       11/30/02           12.94        0.02        (1.35)       (1.33)          -           0.04          0.04         11.57
              11/30/03           11.57        0.01         2.05         2.06        0.03           0.07          0.10         13.53
              11/30/04           13.53        0.06         3.07#        3.13           -              -             -         16.66
              Six Months
              Ended 05/31/05
              (Unaudited)        16.66        0.07         0.00         0.07           -              -             -         16.73
------------------------------------------------------------------------------------------------------------------------------------
International 11/30/00        $  21.08  $     0.07   $    (0.99)  $    (0.92)    $     -     $     1.69      $   1.69    $    18.47
Equity        11/30/01           18.47       (0.08)       (2.13)       (2.21)          -           3.21          3.21         13.05
Class C       11/30/02           13.05       (0.03)       (1.35)       (1.38)          -           0.04          0.04         11.63
              11/30/03           11.63       (0.04)        2.07         2.03           -           0.07          0.07         13.59
              11/30/04           13.59       (0.01)        3.14#        3.13           -              -             -         16.72
              Six Months
              Ended 05/31/05
              (Unaudited)        16.72        0.04         0.04         0.08           -              -             -         16.80
------------------------------------------------------------------------------------------------------------------------------------
Growth        11/30/00        $  21.30  $    (0.02)  $    (2.74)  $    (2.76)    $  0.01     $     0.00***   $   0.01    $    18.53
Index         11/30/01           18.53        0.03        (3.26)       (3.23)          -              -             -         15.30
Class A       11/30/02           15.30        0.07        (2.93)       (2.86)       0.01              -          0.01         12.43
              11/30/03           12.43        0.10         1.35         1.45        0.06              -          0.06         13.82
              11/30/04           13.82        0.19         0.64         0.83        0.09              -          0.09         14.56
              Six Months
              Ended 05/31/05
              (Unaudited)        14.56        0.07         0.30         0.37        0.19              -          0.19         14.74
------------------------------------------------------------------------------------------------------------------------------------
Growth        11/30/00        $  21.28  $    (0.19)  $    (2.71)  $    (2.90)    $     -     $     0.00***   $      -    $    18.38
Index         11/30/01           18.38       (0.10)       (3.22)       (3.32)          -              -             -         15.06
Class B       11/30/02           15.06       (0.06)       (2.89)       (2.95)          -              -             -         12.11
              11/30/03           12.11       (0.02)        1.31         1.29           -              -             -         13.40
              11/30/04           13.40        0.07         0.62         0.69           -              -             -         14.09
              Six Months
              Ended 05/31/05
              (Unaudited)        14.09        0.01         0.27         0.28        0.06              -          0.06         14.31
------------------------------------------------------------------------------------------------------------------------------------
Growth        03/30/00-
Index         11/30/00(C)     $  23.59  $    (0.29)  $    (4.94)  $    (5.23)    $     -     $        -      $      -    $    18.36
Class C       11/30/01           18.36       (0.36)       (3.22)       (3.58)          -              -             -         14.78
              11/30/02           14.78       (0.18)       (2.80)       (2.98)          -              -             -         11.80
              11/30/03           11.80       (0.18)        1.22         1.04           -              -             -         12.84
              11/30/04           12.84       (0.03)        0.60         0.57           -              -             -         13.41
              Six Months
              Ended 05/31/05
              (Unaudited)        13.41       (0.05)        0.30         0.25        0.02              -          0.02         13.64
------------------------------------------------------------------------------------------------------------------------------------

                                                        Ratios/Supplemental Data
              ----------------------------------------------------------------------------------------------------------------------
                                                                                                       Ratio of
                                                                   Ratio of             Ratio          net investment
                                                                  expenses to            of net         income (loss)
                                  Net assets       Ratio of       average net            income           to average
                     Total        at end of      expenses to    assets before         (loss) to      net assets before     Portfolio
   Fund/            return*        period        average net       expense           average net     voluntary expense     turnover
Share Class           (%)       (000 omitted)    assets (%)    reimbursements**(%)      assets (%)    reimbursements**(%)   rate (%)
------------------------------------------------------------------------------------------------------------------------------------
International        (3.85)   $     96,354          1.23            1.23               1.06                   1.06             47
Equity              (13.51)         98,079          1.26            1.26               0.88                   0.88             29
Class A              (9.21)         75,951          1.30            1.30               1.26                   1.26             33
                     19.61          86,913          1.35            1.35               1.38                   1.38             28
                     24.58#        109,959          1.31            1.31               1.34                   1.34             28


                      1.08++       107,279          1.31+           1.31+              1.94+                  1.94+            10++
------------------------------------------------------------------------------------------------------------------------------------
International        (4.79)   $     22,974          2.19            2.19               0.08                   0.08             47
Equity              (14.36)         17,176          2.21            2.21              (0.08)                 (0.08)            29
Class B             (10.31)         12,668          2.44            2.44               0.16                   0.16             33
                     18.03          11,255          2.67            2.67               0.13                   0.13             28
                     23.13#         11,802          2.45            2.45               0.22                   0.22             28


                      0.42++        11,814          2.45+           2.45+              0.81+                  0.81+            10++
------------------------------------------------------------------------------------------------------------------------------------
International        (5.00)   $      2,080          2.33            2.33               0.32                   0.32             47
Equity              (14.59)          1,622          2.36            2.36              (0.43)                 (0.43)            29
Class C             (10.61)          1,370          2.90            2.90              (0.25)                 (0.25)            33
                     17.64          1,856           2.96            2.96              (0.24)                 (0.24)            28
                     23.03#          3,394          2.54            2.54               0.17                   0.17             28


                      0.48++         2,888          2.46+           2.46+              0.75+                  0.75+            10++
------------------------------------------------------------------------------------------------------------------------------------
Growth              (12.97)   $     68,451          0.66            0.76              (0.07)                 (0.17)            30
Index               (17.43)         57,585          0.66            0.78               0.19                   0.07             52
Class A             (18.73)         47,721          0.65            0.79               0.49                   0.36             29
                     11.73          56,154          0.65            0.85               0.79                   0.59             24
                      6.03          61,945          0.65            0.81               1.37                   1.21             19


                      2.54++        64,516          0.65+           0.78+              0.92+                  0.79+            20++
------------------------------------------------------------------------------------------------------------------------------------
Growth              (13.62)   $     20,314          1.45            1.54              (0.85)                 (0.94)            30
Index               (18.06)         15,778          1.48            1.60              (0.63)                 (0.75)            52
Class B             (19.59)         11,867          1.59            1.73              (0.44)                 (0.58)            29
                     10.65          12,952          1.60            1.80              (0.16)                 (0.36)            24
                      5.15          12,327          1.54            1.71               0.44                   0.28             19


                      2.00++         9,476          1.62+           1.76+             (0.09)+                (0.22)+           20++
------------------------------------------------------------------------------------------------------------------------------------
Growth              (22.17)++ $        608          2.35+           2.45+             (1.81)+                (1.90)+           30
Index               (19.50)            864          3.23            3.34              (2.37)                 (2.48)            52
Class C             (20.16)            797          2.55            2.68              (1.39)                 (1.52)            29
                      8.81           1,228          2.96            3.16              (1.53)                 (1.73)            24
                      4.44           2,385          2.09            2.25               0.01                  (0.15)            19


                      1.86++         2,271          2.03+           2.16+             (0.46)+               (0.59)+            20++
------------------------------------------------------------------------------------------------------------------------------------

                                  See Page 72 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.


                                     Income From Investment Operations                    Less Distributions
                            -------------------------------------------------   ----------------------------------------
                                                    Net gains or
                                                      losses on
               Fiscal        Net asset      Net      securities                 Dividends                                 Net asset
                year          value,    investment (both realized  Total from   (from net   Distributions                   value,
   Fund/       (period       beginning    income        and        investment   investment (from realized      Total        end of
Share Class    ended)        of period    (loss)     unrealized)   operations    income)       gains)      distributions    period
-----------------------------------------------------------------------------------------------------------------------------------
Common        11/30/00         $   42.91  $   0.30   $    1.54  $      1.84    $  0.31      $      3.22     $    3.53    $    41.22
Stock         11/30/01             41.22      0.24      (2.50)        (2.26)      0.27             5.51          5.78         33.18
Class A       11/30/02             33.18      0.22      (3.91)        (3.69)      0.18             3.61          3.79         25.70
              11/30/03             25.70      0.17        4.08         4.25       0.19                -          0.19         29.76
              11/30/04             29.76      0.23        3.53         3.76       0.15             2.13          2.28         31.24
              Six Months
              Ended 05/31/05
              (Unaudited)          31.24      0.12        0.90         1.02       0.17             2.80          2.97         29.29
-----------------------------------------------------------------------------------------------------------------------------------
Common        11/30/00         $   42.82  $  (0.03)  $    1.53  $      1.50    $  0.02      $      3.22     $    3.24    $    41.08
Stock         11/30/01             41.08     (0.05)      (2.48)       (2.53)      0.00***          5.51          5.51         33.04
Class B       11/30/02             33.04     (0.05)      (3.88)       (3.93)         -             3.61          3.61         25.50
              11/30/03             25.50     (0.08)       4.05         3.97       0.01                -          0.01         29.46
              11/30/04             29.46     (0.06)       3.49         3.43          -             2.13          2.13         30.76
              Six Months
              Ended 05/31/05
              (Unaudited)          30.76     (0.01)       0.88         0.87       0.04             2.80          2.84         28.79
-----------------------------------------------------------------------------------------------------------------------------------
Common        11/30/00         $   42.90  $  (0.04)  $    1.52  $      1.48    $     -      $      3.22     $    3.22    $    41.16
Stock         11/30/01             41.16     (0.03)      (2.54)       (2.57)      0.00***          5.51          5.51         33.08
Class C       11/30/02             33.08     (0.06)      (3.90)       (3.96)         -             3.61          3.61         25.51
              11/30/03             25.51     (0.14)       4.05         3.91       0.01                -          0.01         29.41
              11/30/04             29.41     (0.08)       3.48         3.40          -             2.13          2.13         30.68
              Six Months
              Ended 05/31/05
              (Unaudited)          30.68     (0.04)       0.90         0.86       0.04             2.80          2.84         28.70
-----------------------------------------------------------------------------------------------------------------------------------
Balanced      11/30/00         $   19.38  $   0.61   $    0.25  $      0.86    $  0.62      $      0.95     $    1.57    $    18.67
Class A       11/30/01             18.67      0.46       (0.47)       (0.01)      0.50             1.59          2.09         16.57
              11/30/02             16.57      0.32       (1.50)       (1.18)      0.33             0.96          1.29         14.10
              11/30/03             14.10      0.24        1.81         2.05       0.25                -          0.25         15.90
              11/30/04             15.90      0.28        1.29         1.57       0.28             0.36          0.64         16.83
              Six Months
              Ended 05/31/05
              (Unaudited)          16.83      0.15        0.37         0.52       0.18             0.82          1.00         16.35
-----------------------------------------------------------------------------------------------------------------------------------
Balanced      11/30/00         $   19.41  $   0.47   $    0.25  $      0.72    $  0.48      $      0.95     $    1.43    $    18.70
Class B       11/30/01             18.70      0.31       (0.45)       (0.14)      0.36             1.59          1.95         16.61
              11/30/02             16.61      0.20       (1.50)       (1.30)      0.20             0.96          1.16         14.15
              11/30/03             14.15      0.11        1.82         1.93       0.13                -          0.13         15.95
              11/30/04             15.95      0.15        1.29         1.44       0.14             0.36          0.50         16.89
              Six Months
              Ended 05/31/05
              (Unaudited)          16.89      0.09        0.37         0.46       0.11             0.82          0.93         16.42
-----------------------------------------------------------------------------------------------------------------------------------
Balanced      11/30/00         $   19.39  $   0.41   $    0.23  $      0.64    $  0.40      $      0.95     $    1.35    $    18.68
Class C       11/30/01             18.68      0.31       (0.48)       (0.17)      0.34             1.59          1.93         16.58
              11/30/02             16.58      0.18       (1.49)       (1.31)      0.20             0.96          1.16         14.11
              11/30/03             14.11      0.08        1.82         1.90       0.09                -          0.09         15.92
              11/30/04             15.92      0.13        1.29         1.42       0.14             0.36          0.50         16.84
              Six Months
              Ended 05/31/05
              (Unaudited)          16.84      0.07        0.38         0.45       0.10             0.82          0.92         16.37
-----------------------------------------------------------------------------------------------------------------------------------
Balanced      11/30/00         $   19.32  $   0.38   $    0.27  $      0.65    $  0.39      $      0.95     $    1.34    $    18.63
Class D       11/30/01             18.63      0.23       (0.48)       (0.25)      0.28             1.59          1.87         16.51
              11/30/02             16.51      0.15       (1.51)       (1.36)      0.14             0.96          1.10         14.05
              11/30/03             14.05      0.07        1.79         1.86       0.07                -          0.07         15.84
              11/30/04             15.84      0.22        1.28         1.50       0.18             0.36          0.54         16.80
              Six Months
              Ended 05/31/05
              (Unaudited)          16.80      0.12        0.37         0.49       0.14             0.82          0.96         16.33
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Ratio of
                                                                 Ratio of             Ratio          net investment
                                                               expenses to            of net         income (loss)
                               Net assets       Ratio of       average net            income           to average
                   Total        at end of      expenses to    assets before         (loss) to      net assets before     Portfolio
   Fund/          return*        period        average net       expense           average net     voluntary expense     turnover
Share Class         (%)       (000 omitted)    assets (%)    reimbursements**(%)      assets (%)    reimbursements**(%)    rate (%)
-----------------------------------------------------------------------------------------------------------------------------------
Common             4.80       $  1,313,790        1.03             1.03               0.75               0.75                  52
Stock             (6.43)         1,129,290        1.06             1.06               0.66               0.66                  65
Class A          (12.55)           889,066        1.02             1.02               0.76               0.76                  55
                  16.67            979,837        1.08             1.08               0.62               0.62                  76
                  13.19          1,042,308        1.05             1.05               0.76               0.76                  57


                   3.35++        1,032,998        1.05+            1.05+              0.82+              0.82+                 18++
-----------------------------------------------------------------------------------------------------------------------------------
Common             3.94       $    125,430        1.86             1.86              (0.08)             (0.08)                 52
Stock             (7.20)           112,871        1.86             1.86              (0.14)             (0.14)                 65
Class B          (13.39)            80,772        1.96             1.96              (0.18)             (0.18)                 55
                  15.57             72,163        2.03             2.03              (0.32)             (0.32)                 76
                  12.12             61,909        1.99             1.99              (0.21)             (0.21)                 57


                   2.88++           56,757        2.00+            2.00+             (0.13)+            (0.13)+                18++
-----------------------------------------------------------------------------------------------------------------------------------
Common             3.87       $      5,616        1.93             1.93              (0.11)             (0.11)                 52
Stock             (7.30)             6,987        1.91             1.91              (0.12)             (0.12)                 65
Class C          (13.48)             5,018        2.02             2.02              (0.23)             (0.23)                 55
                  15.32              5,774        2.24             2.24              (0.54)             (0.54)                 76
                  12.03              6,530        2.06             2.06              (0.25)             (0.25)                 57


                   2.84++            7,496        2.10+            2.10+             (0.21)+            (0.21)+                18++
-----------------------------------------------------------------------------------------------------------------------------------
Balanced           4.82       $    231,855        1.13             1.13               3.29               3.29                 127
Class A           (0.14)           216,950        1.15             1.15               2.58               2.58                 124
                  (7.67)           188,386        1.21             1.21               2.06               2.06                 159
                  14.75            214,533        1.21             1.21               1.53               1.53                 242
                  10.12            231,599        1.17             1.17               1.73               1.73                 220


                   3.15++          235,408        1.14+            1.14+              1.85+              1.85+                 78++
-----------------------------------------------------------------------------------------------------------------------------------
Balanced           3.99       $     45,617        1.91             1.91               2.52               2.52                 127
Class B           (0.86)            44,616        1.93             1.93               1.80               1.80                 124
                  (8.35)            36,607        1.98             1.98               1.29               1.29                 159
                  13.74             33,652        2.07             2.07               0.68               0.68                 242
                   9.21             30,780        1.99             1.99               0.89               0.89                 220


                   2.76++           28,360        2.05+            2.05+              0.94+              0.94+                 78++
-----------------------------------------------------------------------------------------------------------------------------------
Balanced           3.54       $      3,066        2.24             2.24               2.20               2.20                 127
Class C           (1.06)             5,578        2.06             2.06               1.61               1.61                 124
                  (8.47)             4,344        2.08             2.08               1.18               1.18                 159
                  13.56              4,811        2.26             2.26               0.47               0.47                 242
                   9.08              5,694        2.09             2.09               0.80               0.80                 220


                   2.72++            6,093        2.13+            2.13+              0.87+              0.87+                 78++
-----------------------------------------------------------------------------------------------------------------------------------
Balanced           3.62       $      1,983        2.38             2.38               2.06               2.06                 127
Class D           (1.52)             4,164        2.54             2.54               1.13               1.13                 124
                  (8.82)             6,644        2.51             2.51               0.78               0.78                 159
                  13.28              8,951        2.44             2.44               0.29               0.29                 242
                   9.69             20,689        1.51             1.51               1.42               1.42                 220


                   3.02++           21,031        1.45+            1.45+              1.55+              1.55+                 78++
-----------------------------------------------------------------------------------------------------------------------------------

                                  See Page 72 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                     Income From Investment Operations                    Less Distributions
                            -------------------------------------------------   ----------------------------------------
                                                    Net gains or
                                                      losses on
               Fiscal        Net asset      Net      securities                 Dividends                                 Net asset
                year          value,    investment (both realized  Total from   (from net   Distributions                   value,
   Fund/       (period       beginning    income        and        investment   investment (from realized      Total        end of
Share Class    ended)        of period    (loss)     unrealized)   operations    income)       gains)      distributions    period
------------------------------------------------------------------------------------------------------------------------------------
High Yield      11/30/00       $    9.19  $   0.86   $   (1.42)   $   (0.56)   $  0.87      $       -       $    0.87    $     7.76
Bond            11/30/01            7.76      0.72       (0.10)        0.62       0.72              -            0.72          7.66
Class A         11/30/02            7.66      0.63       (0.18)        0.45       0.63              -            0.63          7.48
                11/30/03            7.48      0.63        0.71         1.34       0.62              -            0.62          8.20
                11/30/04            8.20      0.56        0.16#        0.72       0.57              -            0.57          8.35
                Six Months
                Ended 05/31/05
                (Unaudited)         8.35      0.28       (0.35)       (0.07)      0.28              -            0.28          8.00
------------------------------------------------------------------------------------------------------------------------------------
High Yield      11/30/00       $    9.18  $   0.82   $   (1.42)   $   (0.60)   $  0.83      $       -       $    0.83    $     7.75
Bond            11/30/01            7.75      0.69       (0.09)        0.60       0.69              -            0.69          7.66
Class B         11/30/02            7.66      0.59       (0.19)        0.40       0.59              -            0.59          7.47
                11/30/03            7.47      0.57        0.72         1.29       0.57              -            0.57          8.19
                11/30/04            8.19      0.51        0.14#        0.65       0.51              -            0.51          8.33
                Six Months
                Ended 05/31/05
                (Unaudited)         8.33      0.24       (0.35)       (0.11)      0.24              -            0.24          7.98
------------------------------------------------------------------------------------------------------------------------------------
High Yield      11/30/00       $    9.19  $   0.76   $   (1.42)   $   (0.66)   $  0.75      $       -       $    0.75    $     7.78
Bond            11/30/01            7.78      0.62       (0.08)        0.54       0.62              -            0.62          7.70
Class C         11/30/02            7.70      0.56       (0.19)        0.37       0.54              -            0.54          7.53
                11/30/03            7.53      0.55        0.72         1.27       0.54              -            0.54          8.26
                11/30/04            8.26      0.48        0.16#        0.64       0.48              -            0.48          8.42
                Six Months
                Ended 05/31/05
                (Unaudited)         8.42      0.24       (0.35)       (0.11)      0.23              -            0.23          8.08
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03(E)    $   10.00  $   0.32   $    1.23    $    1.55    $  0.30      $       -       $    0.30    $    11.25
Class A         11/30/04           11.25      0.40        0.65         1.05       0.48           0.00***         0.48         11.82
                Six Months
                Ended 05/31/05
                (Unaudited)        11.82      0.20       (0.09)        0.11       0.22           0.23            0.45         11.48
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03(E)    $   10.00  $   0.25   $    1.25    $    1.50    $  0.26      $       -       $    0.26    $    11.24
Class B         11/30/04           11.24      0.31        0.64         0.95       0.39           0.00***         0.39         11.80
                Six Months
                Ended 05/31/05
                (Unaudited)        11.80      0.15       (0.09)        0.06       0.18           0.23            0.41         11.45
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03(E)    $   10.00  $   0.27   $    1.25    $    1.52    $  0.27      $       -       $    0.27    $    11.25
Class C         11/30/04           11.25      0.32        0.63         0.95       0.40           0.00***         0.40         11.80
                Six Months
                Ended 05/31/05
                (Unaudited)        11.80      0.16       (0.09)        0.07       0.19           0.23            0.42         11.45
------------------------------------------------------------------------------------------------------------------------------------

                                                          Ratios/Supplemental Data
               ---------------------------------------------------------------------------------------------------------------------
                                                                                                        Ratio of
                                                                  Ratio of             Ratio          net investment
                                                                expenses to            of net         income (loss)
                                Net assets       Ratio of       average net            income           to average
                   Total        at end of      expenses to    assets before         (loss) to      net assets before     Portfolio
   Fund/          return*        period        average net       expense           average net     voluntary expense     turnover
Share Class         (%)       (000 omitted)    assets (%)    reimbursements**(%)      assets (%)    reimbursements**(%)    rate (%)
------------------------------------------------------------------------------------------------------------------------------------
High Yield
Bond              (6.74)       $     18,235        1.26             1.26                9.78               9.78                105
Class A            8.34              22,215        1.28             1.28                9.21               9.21                148
                   6.09              40,181        1.25             1.25                8.35               8.35                111
                  18.71             110,431        1.19             1.19                7.85               7.85                 86
                   9.09#            149,886        1.16             1.16                6.83               6.83                 78
                  (0.91)++          127,091        1.21+            1.21+               6.75+              6.75+                35++
------------------------------------------------------------------------------------------------------------------------------------
High Yield        (7.16)       $     44,921        1.68             1.68                9.36               9.36                105
Bond               8.06              44,300        1.68             1.68                8.84               8.84                148
Class B            5.49              47,552        1.71             1.71                7.88               7.88                111
                  17.87              45,061        1.96             1.96                7.22               7.22                 86
                   8.14#             31,471        2.08             2.08                5.97               5.97                 78
                  (1.36)++           25,143        2.15+            2.15+               5.80+              5.80+                35++
------------------------------------------------------------------------------------------------------------------------------------
High Yield        (7.74)       $      1,204        2.39             2.39                8.55               8.55                105
Bond               7.22               1,810        2.45             2.45                7.88               7.88                148
Class C            5.00               4,208        2.27             2.27                7.20               7.20                111
                  17.54              13,143        2.17             2.17                6.93               6.93                 86
                   8.03#             13,921        2.13             2.13                5.89               5.89                 78
                  (1.28)++           11,477        2.18+            2.18+               5.78+              5.78+                35++

Capital Markets   15.61++      $     38,147        1.17+            1.17+               3.94+              3.94+               131++
Income             9.58              52,951        1.17             1.17                3.52               3.52                136
Class A            0.94++            57,078        1.16+            1.16+               3.62+              3.62+                83++
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets   15.11++      $      8,782        1.93+            1.93+               3.21+              3.21+               131++
Income             8.65              13,497        1.99             1.99                2.73               2.73                136
Class B            0.49++            14,522        1.99+            1.99+               2.79+              2.79+                83++
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets   15.29++      $      5,771        1.60+            1.60+               3.49+              3.49+               131++
Income             8.70               9,114        1.84             1.84                2.90               2.90                136
Class C            0.59++             9,836        1.89+            1.89+               2.88+              2.88+                83++
------------------------------------------------------------------------------------------------------------------------------------

                                  See Page 72 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                     Income From Investment Operations                    Less Distributions
                            -------------------------------------------------   ----------------------------------------
                                                    Net gains or
                                                      losses on
               Fiscal        Net asset      Net      securities                 Dividends                                 Net asset
                year          value,    investment (both realized  Total from   (from net   Distributions                   value,
   Fund/       (period       beginning    income        and        investment   investment (from realized      Total        end of
Share Class    ended)        of period    (loss)     unrealized)   operations    income)       gains)      distributions    period
------------------------------------------------------------------------------------------------------------------------------------
Bond          11/30/00         $    5.94  $   0.41   $   (0.13)   $    0.28    $  0.41      $         -     $    0.41    $     5.81
Class A       11/30/01              5.81      0.37        0.36         0.73       0.37                -          0.37          6.17
              11/30/02              6.17      0.30       (0.10)        0.20       0.30                -          0.30          6.07
              11/30/03              6.07      0.28        0.15         0.43       0.28                -          0.28          6.22
              11/30/04              6.22      0.27        0.01#        0.28       0.29                -          0.29          6.21
              Six Months
              Ended 05/31/05
              (Unaudited)           6.21      0.13        0.05         0.18       0.14                -          0.14          6.25
------------------------------------------------------------------------------------------------------------------------------------
Bond          11/30/00         $    5.96  $   0.36   $   (0.14)   $    0.22    $  0.36      $         -     $    0.36    $     5.82
Class B       11/30/01              5.82      0.32        0.37         0.69       0.32                -          0.32          6.19
              11/30/02              6.19      0.25       (0.10)        0.15       0.25                -          0.25          6.09
              11/30/03              6.09      0.23        0.16         0.39       0.23                -          0.23          6.25
              11/30/04              6.25      0.21        0.01#        0.22       0.24                -          0.24          6.23
              Six Months
              Ended 05/31/05
              (Unaudited)           6.23      0.10        0.04         0.14       0.11                -          0.11          6.26
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free      11/30/00         $   12.60  $   0.64   $    0.30    $    0.94    $  0.64      $         -     $    0.64    $    12.90
Income        11/30/01             12.90      0.62        0.42         1.04       0.62                -          0.62         13.32
Class A       11/30/02             13.32      0.58        0.06         0.64       0.58                -          0.58         13.38
              11/30/03             13.38      0.52        0.14         0.66       0.52                -          0.52         13.52
              11/30/04             13.52      0.43       (0.20)        0.23       0.43             0.04          0.47         13.28
              Six Months
              Ended 05/31/05
              (Unaudited)          13.28      0.21        0.02         0.23       0.21             0.24          0.45         13.06
------------------------------------------------------------------------------------------------------------------------------------
New York      11/30/00         $   11.20  $   0.63   $    0.39    $    1.02    $  0.63      $         -     $    0.63    $    11.59
Tax-Free      11/30/01             11.59      0.57        0.45         1.02       0.57                -          0.57         12.04
Income        11/30/02             12.04      0.52        0.21         0.73       0.52                -          0.52         12.25
Class A       11/30/03             12.25      0.47        0.31         0.78       0.47                -          0.47         12.56
              11/30/04             12.56      0.45       (0.20)        0.25       0.45                -          0.45         12.36
              Six Months
              Ended 05/31/05
              (Unaudited)          12.36      0.21        0.06         0.27       0.21                -          0.21         12.42
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania  11/30/00         $   12.15  $   0.60   $    0.31    $    0.91    $  0.60      $         -     $    0.60    $    12.46
Tax-Free      11/30/01             12.46      0.54        0.41         0.95       0.54                -          0.54         12.87
Trust         11/30/02             12.87      0.49        0.20         0.69       0.49                -          0.49         13.07
Class A       11/30/03             13.07      0.46        0.25         0.71       0.46                -          0.46         13.32
              11/30/04             13.32      0.41       (0.22)        0.19       0.41                -          0.41         13.10
              Six Months
              Ended 05/31/05
              (Unaudited)          13.10      0.20        0.08         0.28       0.20             0.07          0.27         13.11
------------------------------------------------------------------------------------------------------------------------------------
Government    11/30/00         $    9.56  $   0.64   $    0.25    $    0.89    $  0.64      $         -     $    0.64    $     9.81
Securities    11/30/01              9.81      0.57        0.38         0.95       0.57                -          0.57         10.19
Class A       11/30/02             10.19      0.51        0.15         0.66       0.51                -          0.51         10.34
              11/30/03             10.34      0.38        0.12         0.50       0.46                -          0.46         10.38
              11/30/04             10.38      0.39        0.10         0.49       0.45                -          0.45         10.42
              Six Months
              Ended 05/31/05
              (Unaudited)          10.42      0.20        0.09         0.29       0.22                -          0.22         10.49
------------------------------------------------------------------------------------------------------------------------------------

                                                          Ratios/Supplemental Data
               ---------------------------------------------------------------------------------------------------------------------
                                                                                                        Ratio of
                                                                  Ratio of             Ratio          net investment
                                                                expenses to            of net         income (loss)
                                Net assets       Ratio of       average net            income           to average
                    Total        at end of      expenses to    assets before         (loss) to      net assets before     Portfolio
                   return*        period        average net       expense           average net     voluntary expense     turnover
                     (%)       (000 omitted)    assets (%)    reimbursements**(%)      assets (%)    reimbursements**(%)    rate (%)
------------------------------------------------------------------------------------------------------------------------------------
Bond               5.02        $     71,561        0.78             0.98                7.08               6.89                177
Class A           13.01              75,629        0.91             0.98                6.15               6.08                210
                   3.38              75,807        1.01             1.01                4.87               4.87                298
                   7.23              73,888        0.99             0.99                4.11               4.11                366
                   4.56#             73,191        0.97             0.97                4.26               4.26                350


                   2.87++            73,391        0.98+            0.98+               4.14+              4.14+               185++
------------------------------------------------------------------------------------------------------------------------------------
Bond               3.95        $     18,549        1.66             1.85                6.22               6.02                177
Class B           12.14              22,559        1.75             1.82                5.31               5.24                210
                   2.44              25,126        1.87             1.87                4.00               4.00                298
                   6.43              21,987        1.88             1.88                3.23               3.23                366
                   3.48#             16,726        1.92             1.92                3.31               3.31                350


                   2.22++            14,094        2.00+            2.00+               3.11+              3.11+               185++
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free           7.74        $     68,850        0.77             0.96                5.08               4.89                  5
Income             8.15              72,771        0.74             0.95                4.62               4.41                 21
Class A            4.92              72,498        0.75             0.95                4.33               4.13                 30
                   4.97              69,380        0.85             0.91                3.81               3.74                 63
                   1.71              59,374        0.93             0.93                3.23               3.23                 21


                   1.81++            55,085        0.95+            0.95+               3.25+              3.25+                78++
------------------------------------------------------------------------------------------------------------------------------------
New York           9.40        $     18,718        0.02             0.96                5.54               4.61                  4
Tax-Free           8.90              23,275        0.37             0.93                4.71               4.14                  4
Income             6.19              26,560        0.52             0.93                4.27               3.86                 13
Class A            6.49              32,478        0.68             0.89                3.81               3.60                  5
                   2.01              29,035        0.87             0.91                3.58               3.54                  8


                   2.23++            29,660        0.91+            0.91+               3.51+              3.51+                38++
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania       7.75        $     28,493        0.75             1.17                4.93               4.51                  7
Tax-Free           7.68              29,362        1.07             1.19                4.16               4.05                  8
Trust              5.49              31,411        1.14             1.14                3.79               3.79                 23
Class A            5.51              29,420        1.18             1.18                3.44               3.44                  9
                   1.41              27,452        1.24             1.24                3.07               3.07                 11


                   2.13++            27,123        1.24+            1.24+               3.04+              3.04+                38++
------------------------------------------------------------------------------------------------------------------------------------
Government         9.72        $     60,651        0.87             1.03                6.72               6.56                232
Securities         9.96              73,046        0.85             1.00                5.68               5.53                379
Class A            6.70             107,121        0.86             1.01                4.72               4.56                452
                   4.85             102,713        0.95             0.98                3.62               3.59                576
                   4.80             104,738        0.98             0.98                3.78               3.78                473


                   2.85++           117,562        1.00+            1.00+               3.92+              3.92+               178++
------------------------------------------------------------------------------------------------------------------------------------

                                 See Page 72 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                     Income From Investment Operations                    Less Distributions
                            -------------------------------------------------   ----------------------------------------
                                                    Net gains or
                                                      losses on
               Fiscal        Net asset      Net      securities                 Dividends                                 Net asset
                year          value,    investment (both realized  Total from   (from net   Distributions                   value,
   Fund/       (period       beginning    income        and        investment   investment (from realized      Total        end of
Share Class    ended)        of period    (loss)     unrealized)   operations    income)       gains)      distributions    period
------------------------------------------------------------------------------------------------------------------------------------
Short Maturity 11/30/00        $    9.58  $   0.64   $   (0.02)   $    0.62    $   0.64     $         -     $    0.64    $     9.56
Government     11/30/01             9.56      0.57        0.15         0.72        0.57               -          0.57          9.71
Class A        11/30/02             9.71      0.47        0.07         0.54        0.47               -          0.47          9.78
               11/30/03             9.78      0.22       (0.05)        0.17        0.41               -          0.41          9.54
               11/30/04             9.54      0.29       (0.04)        0.25        0.42               -          0.42          9.37
               Six Months
               Ended 05/31/05
               (Unaudited)          9.37      0.15       (0.07)        0.08        0.20               -          0.20          9.25
------------------------------------------------------------------------------------------------------------------------------------
Short Maturity 03/03/05-
Government     05/31/05(F)
Class S        (Unaudited)          9.28      0.06       (0.01)        0.05        0.09               -          0.09          9.24
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury  11/30/00        $    1.00  $ 0.0504   $      -     $  0.0504    $ 0.0504     $         -     $  0.0504    $     1.00
Money Market   11/30/01             1.00    0.0361          -        0.0361      0.0361               -        0.0361          1.00
Class A        11/30/02             1.00    0.0115          -        0.0115      0.0115               -        0.0115          1.00
               11/30/03             1.00    0.0032          -        0.0032      0.0032               -        0.0032          1.00
               11/30/04             1.00    0.0038          -        0.0038      0.0038               -        0.0038          1.00
               Six Months
               Ended 05/31/05
               (Unaudited)          1.00    0.0078          -        0.0078      0.0078               -        0.0078          1.00
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury  11/30/00        $    1.00  $ 0.0473   $      -     $  0.0473    $ 0.0473     $         -     $  0.0473    $     1.00
Money Market   11/30/01             1.00    0.0340          -        0.0340      0.0340               -        0.0340          1.00
Class B        11/30/02             1.00    0.0089          -        0.0089      0.0089               -        0.0089          1.00
               11/30/03             1.00    0.0022          -        0.0022      0.0022               -        0.0022          1.00
               11/30/04             1.00    0.0015          -        0.0015      0.0015               -        0.0015          1.00
               Six Months
               Ended 05/31/05
               (Unaudited)          1.00    0.0063          -        0.0063      0.0063               -        0.0063          1.00
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commenced operations February 25, 2000.
(B)  Commenced operations July 9, 2001.
(C)  Commenced operations March 30, 2000.
(D) Portfolio commenced operations March 25, 2004. First public offering March 29, 2004. Portfolio data shown.
(E)  Commenced operations March 10, 2003.
(F)  Commenced operations March 3, 2005. First public offering March 4, 2005.
# On July 1, 2004, the Fund Distributor was notified by the National Association of Securities Dealers, Inc. (NASD) that the NASD had made a determination that a disciplinary action be brought against the Funds' Distributor arising from alleged excessive short term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds were not a party to those proceedings and bear no associated costs. The Fund Distributor reimbursed the Funds on August 26, 2004 as follows:

                                                  Impact on    Impact on
                                                net realized  total return
                                 Reimbursement      gains          (%)
                                 -----------------------------------------
International Equity Fund - A     $   566,981     $    0.09       0.66
International Equity Fund - B          62,699          0.08       0.59
International Equity Fund - C          15,951          0.09       0.66
High Yield Bond Fund - A                2,801          0.00       0.00
High Yield Bond Fund - B                  837          0.00       0.00
High Yield Bond Fund - C                  308          0.00       0.00
Bond Fund - A                           8,059          0.00       0.00
Bond Fund - B                           2,039          0.00       0.00

  +  Annualized.
 ++  Not annualized.
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).
***  Represents less than $.005 of average daily shares outstanding.

                                                          Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Ratio of
                                                                  Ratio of             Ratio          net investment
                                                                expenses to            of net         income (loss)
                                Net assets       Ratio of       average net            income           to average
                   Total        at end of      expenses to    assets before         (loss) to      net assets before     Portfolio
   Fund/           return*        period        average net       expense           average net     voluntary expense     turnover
Share Class          (%)       (000 omitted)    assets (%)    reimbursements**(%)      assets (%)    reimbursements**(%)    rate (%)
------------------------------------------------------------------------------------------------------------------------------------
Short Maturity    6.70         $     52,317        0.77             1.18                6.71               6.30                 88
Government        7.74               92,410        0.77             1.15                5.90               5.52                141
Class A           5.68              257,690        0.77             1.09                3.81               3.49                 74
                  1.79              367,541        0.81             1.06                2.24               1.99                119
                  2.64              322,431        0.91             1.07                3.06               2.90                136


                  0.82++            297,758        1.02+            1.08+               3.23+              3.16+                67++
------------------------------------------------------------------------------------------------------------------------------------
Short Maturity
Government
Class S           0.41++             12,538        1.45+            1.45+               3.06+              3.06+                67++
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury     5.18         $    127,056        0.73             0.73                5.05               5.05                  -
Money Market      3.64              118,894        0.69             0.69                3.56               3.56                  -
Class A           1.15               97,136        0.73             0.73                1.16               1.16                  -
                  0.32               79,511        0.78             0.79                0.32               0.31                  -
                  0.38               79,107        0.75             0.77                0.38               0.37                  -


                  0.78++             82,095        0.75+            0.76+               1.57+              1.55+                 -++
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury     4.85         $      4,068        1.03             1.03                4.72               4.72                  -
Money Market      3.43                6,311        0.89             0.89                3.21               3.21                  -
Class B           0.89                9,948        0.88             0.88                0.86               0.86                  -
                  0.22                5,946        0.87             1.09                0.24               0.02                  -
                  0.15                4,543        0.98             1.21                0.15              (0.09)                 -


                  0.64++              4,359        1.04+            1.48+               1.28+              0.83+                 -++
------------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

(1) Significant Accounting Policies:

The Sentinel Family of Funds (the "Funds") are comprised of the Sentinel Group Funds, Inc. (the "Company") and the Sentinel Pennsylvania Tax Free Trust (the "Trust"). The Company and the Trust are registered as open-end investment companies under the Investment Company Act of 1940, as amended. The Company consists of sixteen separate series - Sentinel Flex Cap Opportunity Fund, Sentinel Small Company Fund, Sentinel Mid Cap Growth Fund, Sentinel Core Mid Cap Fund, Sentinel International Equity Fund, Sentinel Growth Index Fund (a non-diversified series), Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund, Sentinel Capital Markets Income Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. The Sentinel Pennsylvania Tax-Free Trust is also a non-diversified fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Core Mid Cap, Sentinel International Equity, Sentinel Growth Index, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Capital Markets Income, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. A third class of shares called Class C shares are offered for Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Core Mid Cap, Sentinel International Equity, Sentinel Growth Index, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond and Sentinel Capital Markets Income Funds. Sentinel Balanced Fund offers a fourth class of shares called Class D shares and Sentinel Short Maturity Government Fund offers a fifth class of shares called Class S shares.

     The following is a summary of significant accounting policies followed by the Funds.

A. Security Valuation: Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by independent pricing services. The mean price is used for valuation purposes. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. In regards to foreign equity securities, it has been determined to fair value daily foreign securities through use of an independent pricing service to among other things, avoid stale prices and make a Fund less attractive to market timers. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

     (1)  the Sentinel Growth Index Fund;

     (2) when trades occur on a day that happens to coincide with the end of a financial reporting period; or

     (3) at the discretion of management if significant price movements are deemed large enough to impact the calculation of the net asset value per share.

     Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Sentinel New York Tax-Free Income Fund and Pennsylvania Tax-Free Trust invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the States of New York and Pennsylvania, respectively.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

Reclassifications were made to reflect these differences as of May 31, 2005.

                              Accumulated        Accumulated undistributed
                             undistributed        net realized gain (loss)
                             net investment     on investments and foreign
Sentinel Fund                income (loss)        currency transactions
-------------------------   ---------------    ---------------------------
International Equity        $      (50,515)        $          50,515
Balanced                           135,390                  (135,390)
Capital Markets Income              79,909                   (79,909)
Bond                               123,722                  (123,722)
Government Securities              214,975                  (214,975)
Short Maturity Government        1,564,419                (1,564,419)

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities, Sentinel Short Maturity Government and Sentinel Capital Markets Income Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

     (1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

     (2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

     The Sentinel International Equity Fund and Sentinel Capital Markets Income Fund do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts: Sentinel International Equity Fund and Sentinel Capital Markets Income Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in value of foreign currencies relative to the U.S. dollar. A Fund's risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities.

H. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

I. Options: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     There were no option transactions during the six month fiscal period ended May 31, 2005.

J. Line of Credit: The Funds have obtained access to an unsecured line of credit of up to $30,000,000 from the custodian bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. In addition, a commitment fee of 0.1% of the unused balance is paid annually to the custodian bank. Such amounts are considered insignificant during the current year period.

     At May 31, 2005, Sentinel Flex Cap Opportunity Fund had an outstanding balance of $146,100 against this line of credit. The average weighted interest rate was 3.625%.

K. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

     Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution, blue sky registration and NASDAQ listing fees are charged to the appropriate class.

     Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

     Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset. The ratio of expenses to average net assets as set forth in the Financial Highlights of each Fund has not been reduced by this offset.

     The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors Company ("SAC"), a Vermont general partnership whose general partners are National Retirement Plan Advisors, Inc. and ProvidentMutual Management Company, Inc., each an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Advisory Agreement, the Funds paid SAC during the period a monthly fee determined as follows: (1) With respect to Sentinel Flex Cap Opportunity Fund: 0.75% per annum on the first $500 million of average daily net assets; 0.70% per annum on such assets in excess of $500 million. (2) With respect to Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel International Equity and Sentinel Balanced Funds: 0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (3) With respect to Core Mid Cap Fund: 0.75% per annum on the first $500 million of average net assets, and 0.70% per annum on assets in excess of $500 million. (4) With respect to Sentinel Growth Index Fund: 0.30% per annum on the average daily net assets. (5) With respect to Sentinel Common Stock Fund: 0.55% per annum on the average daily net assets of the Fund. (6) With respect to Sentinel High Yield Bond Fund: 0.75% per annum on the first $100 million of average daily net assets; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million. (7) With respect to Sentinel Capital Markets Income Fund: 0.60% per annum on the average daily net assets of the Fund. (8) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (9) With respect to Pennsylvania Tax-Free Trust: 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million. (10) With respect to Sentinel U.S. Treasury Money Market Fund:
0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million.

     With respect to Sentinel International Equity Fund, SAC has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel International Equity Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel International Equity Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

     With respect to Sentinel High Yield Bond Fund and Sentinel Capital Markets Income Fund, SAC has entered into a sub-advisory agreement with Evergreen Investment Management Company ("Evergreen"). Pursuant to such agreement, Evergreen provides SAC with a continuous investment program consistent with Sentinel High Yield Bond Fund's investment objectives and policies. The sub-advisory agreement provides for a fee from SAC to Evergreen equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Evergreen will always be at least 0.35% per annum of the average daily net assets. With regards to Sentinel Capital Markets Income Fund, Sentinel Advisors pays Evergreen a sub-advisory fee equal to 0.25% per annum of the average daily value of the net assets.

     All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". Each of the Funds' Class B shares (except Sentinel U.S. Treasury Money Market Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans". Each of the Funds' Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans". The Sentinel Balanced Fund Class D has adopted a distribution plan referred to as the "D Plan". The Sentinel Short Maturity Government Fund Class S has adopted a distribution plan referred to as the "S Plan".

     Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the "Distributor," a subsidiary of National Life) a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Core Mid Cap, Sentinel International Equity, Sentinel Common Stock, Sentinel Balanced and Sentinel Capital Markets Income Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel Growth Index, Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Pennsylvania Tax-Free Trust and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees are used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund. The Growth Index Fund Class A shares are not assessed a distribution fee in respect to the seed money and exchange money from separate accounts owned by National Life. This will result in an overall Rule 12b-1 fee to this class to be less than 0.20%. Both Sentinel Capital Markets Income Fund and Sentinel Core Mid Cap Class A, B and C shares are not assessed a distribution fee in respect to the seed money shares owned by National Life. This will result in an overall Rule 12b-1 fee to these classes of less than 0.30%, 1.00% and 1.00% respectively, for so long as National Life maintains its investment in these share classes.

     Under the Plan applicable to the Class B shares, the Class B shares of each of the Flex Cap Opportunity, Common Stock, Balanced, Mid Cap Growth, Core Mid Cap, Small Company, International Equity, Capital Markets Income, High Yield and Bond Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments, and for the other distribution, sales and marketing expenditures applicable to the Class B shares. The Class B shares of the Sentinel Growth Index Fund pays to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

     Under the Plan applicable to the Class C shares, the Class C shares of each of the Flex Cap Opportunity, Mid Cap Growth, Core Mid Cap, Small Company, Growth Index, Common Stock, Balanced, International Equity, Capital Markets Income and High Yield Bond Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which 0.75% is distribution fee and 0.25% service fee. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

     Under the Plan Applicable to Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Distribution fees are not assessed on National Life's investment in this class of shares. This results in an overall Rule 12b-1 fee of less than 0.75%.

     Under the Plan Applicable to Short Maturity Government Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. The entire distribution fee may be paid to the selling dealer.

     These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

     The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

     The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Company and does not affect its operating results. The Distributor has advised the Company that it received sales charges aggregating $1,899,209 for the fiscal period ended May 31, 2005. The Company has been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $20,601 after allowances of $928,135 to Equity Services, Inc., and $39,249 to Hornor, Townsend & Kent, Inc. ("HTK") and $7,636 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $903,588 to other investment dealers. During this same period, the Distributor advised the Company that it received $35,149 in contingent deferred sales charges from certain redemptions of Class A shares, $417,074 in contingent deferred sales charges from redemptions of Class B shares, $61,495 in contingent deferred sales charges from redemptions of Class C shares, $18,077 in contingent deferred sales charges from redemptions of Class D shares and no contingent deferred sales charges from redemptions of Class S shares.

     During the period ended May 31, 2005 the Company transacted purchases and sales of portfolio securities through JMS for which they received $4,710 in brokerage commissions. In addition, JMS acted as dealer on certain purchases of shares of the Company for which it received dealer's concessions as noted above.

     Each director of Sentinel Group Funds, Inc. who is not an employee of SAC or an affiliated company is paid an annual fee of $18,000 plus $2,250 for each meeting of the Board of Directors attended while Committee members receive $2,000 for each of the Governance and Audit Committee meetings attended and Committee chairs receive an additional annual fee of $6,000. In regards to Pennsylvania Tax-Free Trust, each trustee who is not an employee of SAC or an affiliated company is paid an annual fee of $2,500 plus $200 for each Board of Trustees meeting attended. Certain directors/ trustees of the Funds have chosen to have their fees deferred in accordance with the Funds' deferred compensation plan. These amounts are included in Directors' fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively. Directors/ trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

     Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, HTK and SMC, the Funds receive fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Funds have contracted for with outside providers. Fees paid to SASC for the fiscal period ended May 31, 2005 were $2,781,866.

     SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel International Equity Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B, C, D and S shares (excluding the Sentinel International Equity Fund) would also be reduced proportionately. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the fiscal period ended May 31, 2005 did not exceed 1.30% of average daily net assets, attributable to Class A shares of any Fund.

     For the period March 31, 2004 through March 4, 2005, SAC voluntarily agreed to reimburse the Short Maturity Government Fund for advisory fees or other expenses necessary to limit the Fund's overall expense ratio, after expense offset, (i.e. net of certain credits against Fund expenses) to 0.95%. The reimbursement of the Short Maturity Government Fund Class A was terminated on March 4, 2005.

     With respect to Sentinel Growth Index Fund Class A, SAC voluntarily waives advisory fees and other expenses to the extent necessary to limit the overall expense ratio to 0.65%. SAC currently intends to continue this fee waiver indefinitely. However, it may change or terminate the fee waiver at any time after November 30, 2005.

     In the case of Sentinel Growth Index Fund, the reimbursement of advisory fees will also benefit both the Class B and Class C shares.

     For the fiscal period ended May 31, 2005, the total amount reimbursable to Sentinel Growth Index Class A was $41,237, Sentinel Growth Index Class B $7,834, Sentinel Growth Index Class C $1,521, and Sentinel Short Maturity Government Fund Class A $98,841. In addition, Sentinel U.S. Treasury Money Market Class B is being reimbursed for Blue Sky registration fees that only pertain to that Class and both Class A and Class B are being reimbursed for certain transfer agency fees. That reimbursable amount totals $7,777 for Class A and $10,486 for Class B.

     As of May 31, 2005, National Life, Penn Mutual and their affiliates, and members of the Vermont general partnerships held ownership of the Funds as follows:

                                                  Approximate
Sentinel Fund                                     % Ownership
--------------------------------------------------------------
Growth Index Fund - Class A                              23.8%
Balanced Fund - Class D                                  46.9%
Capital Markets Income Fund - Class A                    15.1%
Capital Markets Income Fund - Class B                     7.9%
Capital Markets Income Fund - Class C                    17.5%
Core Mid Cap Fund - Class A                              29.0%
Core Mid Cap Fund - Class B                               4.6%
Core Mid Cap Fund - Class C                               5.7%
Short Maturity Government Fund - Class S                  0.0%*
U.S. Treasury Money Market Fund - Class A                22.9%
U.S. Treasury Money Market Fund - Class B                 1.9%

* Ownership percentage represents less than 0.05%.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the fiscal period ended May 31, 2005 were as follows:

                               Purchases of                   Sales of
                               other than    Purchases of    other than
                                  U.S.           U.S.           U.S.      Sales of U.S.
                               Government     Government     Government    Government
                               direct and     direct and     direct and    direct and
                                 agency         agency         agency        agency
Sentinel Fund                  obligations    obligations   obligations    obligations
-------------                  ------------  -------------  ------------   ------------
Flex Cap Opportunity           $ 26,874,584  $           -  $ 31,835,627   $          -
Small Company                   364,630,707              -   395,344,281              -
Mid Cap Growth                  156,040,332              -   162,123,161              -
Core Mid Cap                      7,053,475              -     5,578,872              -
International Equity             12,169,625              -    16,147,119              -
Growth Index                     15,494,142              -    16,951,892              -
Common Stock                    193,396,125              -   236,923,852              -
Balanced                         35,323,175    186,033,091    40,075,055    185,355,098
High Yield Bond                  60,135,678              -    91,844,584              -
Capital Markets Income           29,913,612     32,135,854    23,925,366     37,585,404
Bond                              6,105,111    155,514,837    13,224,173    151,591,047
Tax-Free Income                  42,763,751              -    46,766,452              -
NY Tax-Free Income               11,373,696              -    10,689,501              -
PA Tax-Free Trust                 9,803,209              -    10,408,230              -
Government Securities                     -    204,629,015             -    193,762,392
Short Maturity Government                 -    213,113,295             -    224,191,344

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

    For Federal income tax purposes, the Company had capital loss carryforwards at November 30, 2004 as follows:

Capital Loss Carryforward

                                                                 Expiring in
                                                                 -----------
Sentinel Flex Cap Opportunity                  $ 12,383,376       11/30/2008
                                                 20,962,297       11/30/2009
                                                 11,222,962       11/30/2010
                                               ------------
                 Total                         $ 44,568,635
                                               ============
Sentinel Mid Cap Growth                        $ 19,863,986       11/30/2009
                                                 46,931,295       11/30/2010
                                               ------------
                 Total                         $ 66,795,281
                                               ============
Sentinel Core Mid Cap                          $    135,252       11/30/2012
                                               ============
Sentinel International Equity                  $    541,674       11/30/2011
                                               ============
Sentinel Growth Index                          $  1,377,084       11/30/2008
                                                 15,095,408       11/30/2009
                                                  9,840,676       11/30/2010
                                                  4,665,432       11/30/2011
                                                    546,921       11/30/2012
                                               ------------
                 Total                         $ 31,525,521
                                               ============
Sentinel High Yield Bond                       $  1,192,666       11/30/2007
                                                  5,502,189       11/30/2008
                                                 11,485,809       11/30/2009
                                                  2,122,093       11/30/2010
                                               ------------
                 Total                         $ 20,302,757
                                               ============
Sentinel Bond                                  $    935,798       11/30/2007
                                                  6,075,636       11/30/2008
                                               ------------
                 Total                         $  7,011,434
                                               ============
Sentinel N.Y. Tax Free Income                  $     27,498       11/30/2007
                                                     10,660       11/30/2008
                                                      5,151       11/30/2009
                                               ------------
                 Total                         $     43,309
                                               ============
Sentinel Government Securities                 $  2,194,029       11/30/2007
                                                    405,855       11/30/2008
                                               ------------
                 Total                         $  2,599,884
                                               ============
Sentinel Short Maturity Government             $    166,838       11/30/2005
                                                  1,566,785       11/30/2007
                                                    748,798       11/30/2008
                                                  1,372,649       11/30/2010
                                                  9,464,512       11/30/2011
                                                  5,073,636       11/30/2012
                                               ------------
                 Total                         $ 18,393,218
                                               ============

     During the year ended November 30, 2004, the Funds utilized capital losses as follows:

                                Capital losses
Sentinel Fund                      utilized
---------------------------     --------------
Flex Cap Opportunity            $   2,432,730
Mid Cap Growth                     17,081,358
International Equity                3,513,223
High Yield Bond                     4,400,389
Bond                                  982,147
New York Tax-Free Income              101,808
Pennsylvania Tax Free Trust           161,509
Government Securities                 989,200

     It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire. The Sentinel Short Maturity Government Fund had capital loss carryforwards expire last fiscal year in the amount of $83,225.

(4) Fund Shares:

At May 31, 2005, 2 billion shares of one cent par value were authorized. There are 1.35 billion shares allocated to the various Funds as Class A shares, 330 million shares allocated to the various Funds as Class B shares, 160 million shares allocated to the various Funds as Class C shares, 20 million shares allocated to Sentinel Balanced Fund Class D shares and 50 million shares allocated to Sentinel Short Maturity Government Fund Class S shares.

Authorized Shares Outstanding at May 31, 2005

                                   Authorized
Sentinel Class A Funds         Shares Outstanding
Flex Cap Opportunity                20,000,000
Small Company                      160,000,000
Mid Cap Growth                      25,000,000
Core Mid Cap                        20,000,000
International Equity                15,000,000

Growth Index                        20,000,000
Common Stock                        75,000,000
Balanced                            40,000,000
High Yield Bond                     20,000,000
Capital Markets Income              20,000,000

Bond                                30,000,000
Tax-Free Income                     25,000,000
New York Tax-Free Income            20,000,000
Government Securities               40,000,000
Short Maturity Government           70,000,000
U.S. Treasury Money Market         750,000,000
                                --------------
                                 1,350,000,000
                                --------------

*    Pennsylvania Tax-Free Trust has unlimited authorized shares.

Sentinel Class B Funds
Flex Cap Opportunity                20,000,000
Small Company                       40,000,000
Mid Cap Growth                      10,000,000
Core Mid Cap                        10,000,000
International Equity                20,000,000

Growth Index                        20,000,000
Common Stock                        20,000,000
Balanced                            20,000,000
High Yield Bond                     20,000,000
Capital Markets Income              10,000,000

Bond                                20,000,000
Tax-Free Income                     20,000,000
U.S. Treasury Money Market         100,000,000
                                --------------
                                   330,000,000
                                --------------
Sentinel Class C Funds
Flex Cap Opportunity                20,000,000
Small Company                       40,000,000
Mid Cap Growth                      20,000,000
Core Mid Cap                        10,000,000
International Equity                10,000,000

Growth Index                        20,000,000
Common Stock                        10,000,000
Balanced                            10,000,000
High Yield Bond                     10,000,000
Capital Markets Income              10,000,000
                                --------------
                                   160,000,000
                                --------------

Sentinel Class D Fund
Balanced                            20,000,000
                                --------------
Sentinel Class S Fund
Short Maturity Government           50,000,000
                                --------------
Total allocated shares           1,910,000,000
                                ==============
Unallocated shares                 90,000,000
                                ==============

     Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

                                                  Shares issued                              Net
                                                 in reinvestment                          increase
                                                   of dividends                           (decrease)
                                   Shares              and               Shares           in shares
Sentinel Fund                       sold          distributions        reacquired        outstanding
-----------------------------   -----------     ----------------      -----------        -----------
Six Months Ended 5/31/05
Flex Cap
   Opportunity - A                  383,742                  -          1,072,397           (688,655)
Flex Cap
   Opportunity - B                  104,449                  -            360,515           (256,066)
Flex Cap
   Opportunity - C                   13,564                  -            167,541           (153,977)
Small Company - A                23,557,721          8,281,451         29,045,801          2,793,371
Small Company - B                 1,374,096          1,488,844          2,048,150            814,790
Small Company - C                 2,318,581          1,418,817          4,311,722           (574,324)
Mid Cap Growth - A                  893,519                  -          1,037,814           (144,295)
Mid Cap Growth - B                  115,905                  -            318,581           (202,676)
Mid Cap Growth - C                   18,262                  -             22,681             (4,419)
Core Mid Cap - A                    147,059                  -            150,282             (3,223)
Core Mid Cap - B                     30,316                  -              5,471             24,845
Core Mid Cap - C                     27,154                  -             10,746             16,408
International Equity - A            940,933             54,415          1,159,501           (164,153)
International Equity - B            130,947                  -            133,434             (2,487)
International Equity - C             26,978                  -             58,082            (31,104)
Growth Index - A                    762,914             33,015            673,084            122,845
Growth Index - B                     48,869              3,389            265,236           (212,978)
Growth Index - C                     10,158                160             21,582            (11,264)
Common Stock - A                  1,387,031          2,891,518          2,382,285          1,896,264
Common Stock - B                    170,390            191,953            403,679            (41,336)
Common Stock - C                     62,698             20,703             35,028             48,373
Balanced - A                      1,061,793            798,851          1,228,082            632,562
Balanced - B                        156,175             97,018            347,847            (94,654)
Balanced - C                         70,020             18,735             54,482             34,273
Balanced - D                         54,939             37,685             36,310             56,314
High Yield Bond - A               3,184,896            363,489          5,616,851         (2,068,466)
High Yield Bond - B                 225,703             50,374            904,418           (628,341)
High Yield Bond - C                 130,603             29,244            391,877           (232,030)
Capital Markets
   Income - A                       804,815            141,609            455,144            491,280
Capital Markets
   Income - B                       156,556             35,828             68,549            123,835
Capital Markets
   Income - C                       147,564             22,685             83,647             86,602
Bond - A                          1,019,080            171,004          1,228,766            (38,682)
Bond - B                            166,561             34,349            636,149           (435,239)
Tax-Free Income                     154,300            115,334            525,413           (255,779)
N.Y. Tax-Free Income                119,675             25,378            106,974             38,079
Pennsylvania
   Tax-Free Trust                    36,154             28,559             90,619            (25,906)
Government Securities             1,893,378            192,547            925,422          1,160,503
Short Maturity
   Government - A                 5,604,361            590,082          8,420,955         (2,226,512)
Short Maturity
   Government - S*                1,398,246              8,738             50,538          1,356,446
U.S. Treasury
   Money Market - A              64,040,808            600,975         61,654,443          2,987,340
U.S. Treasury
   Money Market - B               1,762,362             26,967          1,973,074           (183,745)

*   Commenced operations March 4, 2005.

                                                  Shares issued                              Net
                                                 in reinvestment                          increase
                                                   of dividends                           (decrease)
                                   Shares              and               Shares           in shares
Sentinel Fund                       sold          distributions        reacquired        outstanding
-----------------------------   -----------     ----------------      -----------        -----------
Year Ended 11/30/04
Flex Cap
   Opportunity - A                  995,006                  -          1,140,554           (145,548)
Flex Cap
   Opportunity - B                  362,707                  -            606,264           (243,557)
Flex Cap
   Opportunity - C                   66,395                  -            153,571            (87,176)
Small Company - A                78,123,631          1,237,044         45,701,081         33,659,594
Small Company - B                 6,402,048            240,734          2,790,204          3,852,578
Small Company - C                11,972,747            182,196          4,079,771          8,075,172
Mid Cap Growth - A                1,614,223                  -          1,839,745           (225,522)
Mid Cap Growth - B                  338,036                  -            663,107           (325,071)
Mid Cap Growth - C                   85,131                  -             31,040             54,091
Core Mid Cap - A**                  854,651                  -             23,700            830,951
Core Mid Cap - B**                   89,126                  -              4,257             84,869
Core Mid Cap - C**                   71,510                  -                663             70,847
International Equity - A          1,645,002             53,401          1,536,818            161,585
International Equity - B            208,055                  -            331,538           (123,483)
International Equity - C            175,898                  -            109,508             66,390
Growth Index - A                    849,144             15,936            673,969            191,111
Growth Index - B                    105,826                  -            196,933            (91,107)
Growth Index - C                    116,844                  -             34,649             82,195
Common Stock - A                  2,404,582          2,163,754          4,122,468            445,868
Common Stock - B                    277,809            174,083            888,619           (436,727)
Common Stock - C                     60,021             14,098             57,622             16,497
Balanced - A                      2,110,534            501,586          2,345,656            266,464
Balanced - B                        325,033             62,156            675,311           (288,122)
Balanced - C                        126,374              9,322             99,936             35,760
Balanced - D                        730,994             19,473             83,819            666,648
High Yield Bond - A               9,335,567            548,063          5,409,388          4,474,242
High Yield Bond - B                 703,186            151,378          2,579,586         (1,725,022)
High Yield Bond - C                 493,251             66,553            498,591             61,213
Capital Markets
   Income - A                     1,859,976            111,410            880,418          1,090,968
Capital Markets
   Income - B                       480,281             26,446            144,107            362,620
Capital Markets
   Income - C                       354,801             15,075            110,888            258,988
Bond - A                          1,929,800            362,195          2,384,916            (92,921)
Bond - B                            342,067             91,105          1,268,680           (835,508)
Tax-Free Income                     414,269            114,737          1,189,717           (660,711)
New York
   Tax-Free Income                  183,049             54,327            473,475           (236,099)
Pennsylvania
   Tax-Free Trust                    49,511             42,474            205,789           (113,804)
Government Securities             2,550,590            358,319          2,754,443            154,466
Short Maturity
   Government                    13,102,826          1,299,356         18,519,825         (4,117,643)
U.S. Treasury
   Money Market - A             129,296,356            302,107        130,001,809           (403,346)
U.S. Treasury
   Money Market - B               3,376,416              7,049          4,786,617         (1,403,152)

**   Commenced operations March 25, 2004.

(5) Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to its retirees. At May 31, 2005 the projected obligation for such benefits had been accrued. The total liability as of May 31, 2005 is as follows:

Sentinel Fund
-------------------------
Mid Cap Growth - A               $   38,984
Common Stock - A                    279,603
Balanced - A                         64,638
Bond - A                             20,904
Government Securities - A            23,268

(6) Subsequent Events:

On June 9, 2005, the Board approved the reorganizations described in the table below, subject to shareholder approval.


Acquired Fund                Acquiring Fund
----------------------------------------------------------------
Sentinel Bond Fund           Sentinel Government Securities Fund
   Class A                                  Class A
   Class B                                  Class A
----------------------------------------------------------------
Sentinel Core Mid Cap Fund   Sentinel Mid Cap Growth Fund
   Class A                                  Class A
   Class B                                  Class B
   Class C                                  Class C
----------------------------------------------------------------
Sentinel Growth Index Fund   Sentinel Flex Cap Opportunity Fund
   Class A                                  Class A
   Class B                                  Class B
   Class C                                  Class C
----------------------------------------------------------------

A proxy statement describing the reorganizations in more detail will be mailed to record date shareholders beginning in late July 2005.

Information and Services for Shareholders


Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge on-line at www.sentinelfunds.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

How to contact Sentinel

By telephone. Getting in touch with Sentinel is as easy as making a telephone call, or going on the internet.

     You can contact Sentinel Investor Services 24 hours a day by calling 1-800-282-FUND (3863). During normal Eastern Time business hours you may choose to speak with an Investor Services representative, or access OnCall 24, Sentinel's account interaction service.

     The OnCall 24 menu provides quick, easy voice response or telephone keypad access to a broad selection of Sentinel's most important information and services anytime of the day or night.

Over the internet. If you prefer, you may access Sentinel service and account information at www.sentinelfunds.com on the internet.

     You'll find complete information about Sentinel products, services, performance and prices. In addition, you'll also find a wealth of educational information designed to help you make informed investment decisions.

By mail. Please be sure to include your name, address, account number and all other pertinent information. Mail your inquiry to the Sentinel Funds at these addresses:

Postal Deliveries:                   Express Deliveries:
Sentinel Funds                       Sentinel Funds
P.O. Box 1499                        One National Life Drive
Montpelier, VT 05601-1499            Montpelier, VT 05601

How to invest

To open a new account. Complete the application in the prospectus which also contains additional information about the Funds.

To add shares. You may add shares to the same fund you own by sending a check directly to Sentinel Administrative Service Company.

To invest automatically. Sentinel offers a number of ways to invest automatically.

     To transfer money periodically from your checking or savings account into any Sentinel fund:

     . Decide how much you would like to transfer. You may open an Automatic Investment Plan account with as little as $50 as long as you reach a minimum balance of $1,000 within two years. (Sentinel Growth Index Fund and Sentinel Capital Markets Income Fund Automatic Investment Plan minimums: $100 initial & subsequent. Special requirements apply to S Shares of Sentinel Short Maturity Government Fund. See the prospectus.)

     .    Decide the frequency of your investment.

     . Shares will be purchased on or about the 5th of the month unless otherwise specified. You will receive a confirmation of your automated transactions quarterly by mail.

     . You can also choose to have the amount of your Automatic Investment Plan investments increase by any percentage or dollar amount you specify. Increases can occur annually, semiannually, quarterly or monthly. Changes to the Plan may be made over the phone.

There is no charge for these services.

To dollar cost average. When you transfer the same dollar amount through the Automatic Investment Plan on a regular basis, you "dollar cost average." This means you buy more shares when prices are low and fewer when prices are high. Assuming you continue the program over time, this can reduce your average cost per share. Dollar cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less than their cost, a loss may be incurred. That's why you should consider your ability to continue such a program through periods of declining markets. To establish a dollar cost averaging plan:

     . Complete the Electronic Funds Transfer section of the Application and select your frequency of investment.

     .    Allow at least one month for your first transfer to be made.

To invest by telephone. The Telephone Investment Service enables you to move money directly from your bank account to a Sentinel fund of your choice, automatically and at no charge. To have access to the Telephone Investment
Service:

     .    Complete the Telephone Investment Service section of the Application.

     . You may use the Telephone Investment Service to transfer any amount from $50 to $50,000. Just call Sentinel Investor Services.

To invest on the internet. To invest with Sentinel over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there.

The Government Direct Deposit Privilege. The Government Direct Deposit Privilege enables you to purchase Fund shares automatically via direct deposit of your federal salary, Social Security or certain veterans, military or other payments from the federal government. You may choose to deposit any amount from these payments (minimum of $50.00). To enroll you must complete and return a Direct Deposit Sign-Up Form to Sentinel for each type of payment to be deposited. Contact Sentinel or the appropriate federal agency for forms. Note that death or legal incapacity will terminate participation, and that should you wish to terminate participation you'll need to provide written notification to the appropriate federal agency.

Payroll Savings Plan. The Payroll Savings Plan enables you to purchase Fund shares automatically on a regular basis (minimum of $50.00 per transaction). Depending upon your employer's direct deposit program, you may have part or all of your paycheck invested in your existing Sentinel account electronically through the Automated Clearing House system each pay period. To begin you'll need to file an authorization form, available from Sentinel Service, with your employer's payroll department. Note that you may change amounts or cancel the Plan only by written notification to your employer.

How to exchange shares among Sentinel Funds

To make a telephone exchange. Call Investor Services before the close of business on any day the New York Stock Exchange is open, to receive the net asset value (share price with no sales charge) at the close of that business day.

     . There is no charge for telephone exchanges. The minimum transaction is $1,000 unless exchanging to a fund you already own.

     . No sales charge applies, except when new shares are exchanged from the U.S. Treasury Money Market Fund to another Sentinel fund.

     . New assets must remain in an account for a minimum of 15 days before they can be exchanged to another fund.

     .    Accounts must be identically registered.

To exchange on the internet. To exchange shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

To make a mail exchange. Explain the exchange you would like to make in writing and mail it to Sentinel. The exchange will take place on the day your request is received in good order.

To make Systematic Exchanges. You may ask to have shares liquidated in one Sentinel fund and purchased in one or more other Sentinel funds automatically every month. There is no charge for this service, and accounts need not be identically registered.

How to make changes

Registration. Call Investor Services for instructions.

Address. Call Investor Services - or complete the address change section on the back of your account statement and return in the post-paid return envelope. You may also change your address over the internet at www.sentinelfunds.com.

The Reinstatement Privilege. If you redeem shares, or receive a dividend or capital gain distribution in cash and later want to reinvest that same amount, you may do so within 365 days at no sales charge.

How to redeem shares

By telephone. Call before the close of business on any day the New York Stock Exchange is open to redeem shares at that day's closing net asset value.

To redeem on the internet. To redeem shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

By Systematic Withdrawal Plan. A Systematic Withdrawal Plan (SWP) allows you to specify an amount or a percentage to be mailed to you regularly or deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S. Treasury Money Market Fund).

     . Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds the fund's growth rate, withdrawals may deplete principal. Redemptions may reduce or even eventually exhaust your account.

     . For retirement accounts with American Guaranty & Trust Company (AG&T) serving as custodian, Systematic Withdrawal Plans based on a life-expectancy or fixed percentage are available.

By free check writing. Available on Class A shares of Sentinel High Yield, Bond, Government Securities, Short Maturity Government, Tax-Free, New York Tax-Free, Pennsylvania Tax-Free and U.S. Treasury Money Market funds only.

     . The minimum amount per check is $500 ($250 for the U.S. Treasury Money Market Fund). Shares are redeemed to cover the amount of the check on the day the check is presented for payment.

     .    There is no maximum number of checks per month.

     .    Note that check writing is not available on retirement plan accounts.

Other services, features and information

Automatic reinvestment. Dividends and/or capital gains may be automatically reinvested at net asset value (share price with no sales charge) in additional shares of the same fund or in the same class of another Sentinel fund.

Distributions. You may receive distributions in cash (check), or have them deposited directly to your bank account.

Retirement accounts. Sentinel funds may be used as investment vehicles for your tax-deferred retirement plan. For an application and custodial agreement, call your financial advisor or Investor Services.

Confirmations. Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements. The Portfolio Statement consolidates all accounts with the same Tax Identification Number (TIN) and ZIP code. Other shareholder accounts may be added upon request.

     .    You will receive your Portfolio Statement quarterly.

     . You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements. Average cost basis statements are available for certain types of accounts. Call Investor Services for information.

Calculating the value of your account. Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund's net asset value (NAV) by the number of shares you own. Your fund's NAV will be found under the Mutual Fund heading in the Financial section of most major daily newspapers. If you prefer, you can also call Investor Services for your account balance information.

Trust services. A full range of trust instruments and professional trust management services are available through our affiliate, American Guaranty & Trust Company (AG&T). Established in 1914, AG&T is a Delaware-chartered company which, with its affiliates, currently holds approximately $1.3 billion in trust and retirement accounts.

Tax deferred retirement plans. American Guaranty & Trust Company acts as custodian for the following types of accounts invested in the Sentinel Funds:

     .    Individual Retirement Accounts (IRAs)

     .    SIMPLE IRAs

     .    403(b)(7) Plans

     .    Roth IRAs

     .    Roth Conversion IRAs

     .    Coverdell ESA

     .    SEP IRAs

Certificates. You can obtain certificates for your Sentinel Funds shares, but it's not recommended because you must return them when redeeming shares or changing ownership. Also, if certificates are lost or destroyed, you will have to purchase a surety bond from an insurance company to replace them.

Get electronic delivery of Fund documents with e-Delivery. Choosing e-Delivery will enable you to receive fund documents electronically via email - and help your fund group reduce the paper usage, printing and postage costs which contribute to overall fund expenses. You will also receive your Sentinel documents earlier than you would by mail. You may choose electronic delivery only, traditional mail delivery only or any combination of the two with respect to Quarterly Portfolio Statements & Shareholder News; Prospectuses, Annual & Semiannual Reports; and Fund Product & Educational Literature. You will be notified by email when the items you've selected for e-Delivery are available on the Sentinel Web site. To enroll, log onto www.sentinelfunds.com, go to "Account Access," and follow the prompts. Or, call Investor Services at 1-800 282-3863.

Would you like to make a comment to your Fund group - or request more information about investing? Return the self-addressed Information & Comment Form.

Your financial advisor is your best source for information about investing, but we'll also be happy to send you more information on the products and services listed on the Information & Comment Form.

Would you like to send a confidential comment to the Sentinel Funds Chief Compliance Officer?

Log onto www.sentinelfunds.com, choose "Contact Sentinel" from the About Sentinel drop-down menu, and follow the prompts.

Directors/Trustees

The same 11 persons serve as Directors of Sentinel Group Funds, Inc. and Trustees of Sentinel Pennsylvania Tax-Free Trust. Their names and other information about the nine independent Directors are set forth below.

                       Position(s)        Term of Office*                                         Number of
                       Held with          and Length of      Principal Occupation(s) During       Funds           Public
Name, Address, Age     the Funds          Time Served        Past Five Years                      Overseen        Directorships
-----------------------------------------------------------------------------------------------------------------------------------
John D. Feerick (69)   Director/Trustee   Director/Trustee   Fordham University School of Law -   2 registered    Wyeth -
Fordham Law School                        since 1984         Dean, 1982 to 2002; Professor of     investment      Director, 1987
140 West 62nd Street                                         Law since 2002; Trustee - New York   companies       to present
New York, New York                                           Medical College since 2000; GHI -    consisting of
10023                                                        Director since 1999; American        17 portfolios
                                                             Arbitration Association - Former
                                                             Director and Chair
-----------------------------------------------------------------------------------------------------------------------------------
Richard I.             Director/Trustee   Director/Trustee   Retired; Former Vice President and   2 registered    None
Johannesen, Jr. (70)                      since 1994         Manager - Bond Market Research       investment
National Life Drive                                          Department, Salomon Brothers Inc.    companies
Montpelier, Vermont                                                                               consisting of
05604                                                                                             17 portfolios
-----------------------------------------------------------------------------------------------------------------------------------
Keniston P. Merrill    Director/Trustee   Director/Trustee   Retired; Former Chairman of the      2 registered    None
(68)                                      since 1987         Board of Sentinel Groups Funds,      investment
Brainstorm Farm,                                             Inc., 1990 to 1997; Chairman of the  companies
P.O. Box 404                                                 Board of the Pennsylvania Tax-Free   consisting of
Randolph, Vermont                                            Trust, 1990 to 1997; Sentinel        17 portfolios
05060                                                        Advisors Company - Chairman and
                                                             Chief Executive Officer, 1993 to
                                                             1997; American Guaranty & Trust
                                                             Company - Director, 1993 to 1997
-----------------------------------------------------------------------------------------------------------------------------------
Deborah G. Miller      Director/Trustee   Director/Trustee   Enterprise Catalyst Group - Chief    2 registered    Libbey Inc. -
(55)                                      since 1995         Executive Officer since 1999; Digitalinvestment      Director, 2003
1117 Hamilton Avenue                                         Equipment Corporation - Vice         companies       to present
Palo Alto, California                                        President-Americas Systems           consisting of
94301                                                        Business Unit, 1995 to 1998          17 portfolios
-----------------------------------------------------------------------------------------------------------------------------------
John Raisian, Ph.D.    Director/Trustee   Director/Trustee   Hoover Institution at Stanford       2 registered    None
(56)                                      since 1996         University - Director and Senior     investment
National Life Drive                                          Fellow since 1991; Director,         companies
Montpelier, Vermont                                          Stanford Faculty Club since 1994;    consisting of
05604                                                        Member of the Editorial Board,       17 portfolios
                                                             Journal of Labor Research since
                                                             1983; Member, American Economic
                                                             Association, World Affairs Council,
                                                             Council of Foreign Relations,
                                                             National Association of Scholars

----------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.

                       Position(s)        Term of Office*                                         Number of
                       Held with          and Length of      Principal Occupation(s) During       Funds           Public
Name, Address, Age     the Funds          Time Served        Past Five Years                      Overseen        Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Nancy L. Rose (46)     Director/Trustee   Director/Trustee   Massachusetts Institute of           2 registered    Charles River
National Life Drive                       since 2003         Technology - Professor of            investment      Associates,
Montpelier, Vermont                                          Economics since 1985; National       companies       Inc. - Director,
05604                                                        Bureau of Economic Research -        consisting of   2004 to
                                                             Director of Industrial               17 portfolios   present
                                                             Organization Research Program
                                                             since 1990
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Showalter   Director/Trustee   Director/Trustee   Dartmouth-Hitchcock Alliance and     2 registered    None
(58)                                      since 2003         Mary Hitchcock Memorial Hospital     investment
National Life Drive                                          - Senior Vice President and Chief    companies
Montpelier, Vermont                                          Financial Officer since 1985;        consisting of
05604                                                        Dartmouth-Hitchcock clinic -         17 portfolios
                                                             Senior Vice President and Chief
                                                             Financial Officer since 1999;
                                                             Dartmouth-Hitchcock Medical
                                                             Center - Treasurer since 1995
-----------------------------------------------------------------------------------------------------------------------------------
Susan M. Sterne (59)   Director/Trustee   Director/Trustee   Economic Analysis Associates, Inc. - 2 registered    None
5 Glen Court                              since 1990         President and Chief Economist since  investment
Greenwich,                                                   1979                                 companies
Connecticut                                                                                       consisting of
06830-4505                                                                                        17 portfolios
-----------------------------------------------------------------------------------------------------------------------------------
Angela E. Vallot (48)  Director/Trustee   Director/Trustee   Angela Vallot Management             2 registered    None
370 Riverside Drive                       since 1996         Consulting since 2003; Colgate-      investment
Apt. 15E                                                     Palmolive Company - Vice President   companies
New York, New York                                           - Global Workplace Initiatives, 2001 consisting of
10025                                                        to 2003; Texaco, Inc. - Director of  17 portfolios
                                                             Stakeholder Relations, 1997 to
                                                             2001; Of Counsel - Law firm of
                                                             Arent, Fox, Kintner, Plotkin and
                                                             Kahn, 1989- 1997; Associate -
                                                             Law firm of Jones, Day, Reavis
                                                             and Pogue, 1985-1989; Trustee of
                                                             the District of Columbia
                                                             Retirement Board, 1992-1996

----------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.

Officers

Certain information relating to Thomas H. MacLeay and Christian W. Thwaites, the Directors/Trustees who are "interested persons" of the Funds as defined in the Investment Company Act, and to the other officers of the Funds, is set forth below. These individuals are interested persons of the Funds because of their positions with the investment adviser and the principal underwriter of the Funds, and/or their affiliates. Mr. MacLeay and Mr. Thwaites oversee all sixteen portfolios of Sentinel Group Funds, Inc. and the Sentinel Pennsylvania Tax-Free Trust.

                         Position(s)          Term of Office*
                         Held with            and Length of        Principal Occupation(s) During         Public
Name, Address, Age       the Funds            Time Served          Past Five Years                        Directorships
--------------------------------------------------------------------------------------------------------------------------
Thomas H. MacLeay        Chairman, and        Chairman since       National Life Insurance Company -      Sentinel
(56)                     Director/Trustee     2003; Chief          Chairman of the Board, President       Variable
National Life Drive                           Executive            and Chief Executive Officer since      Products Trust
Montpelier, Vermont                           Officer, 2003 to     2002; President and Chief              (7) - Chairman
05604                                         2005                 Operating Officer, 1996 to 2001;       since 2004;
                                                                   Chief Financial Officer, 1991 to       Chief Executive
                                                                   1996                                   Officer, 2004 to
                                                                                                          2005
--------------------------------------------------------------------------------------------------------------------------
Christian W.             President, Chief     President, Chief     NL Capital Management, Inc.,           Sentinel
Thwaites (47)            Executive            Executive            Sentinel Advisors Company -            Variable
National Life Drive      Officer and          Officer and          President & Chief Executive Officer    Products Trust
Montpelier, Vermont      Director/Trustee     Director/Trustee     since 2005; National Life Insurance    (7) - President
05604                                         since 2005           Company - Executive Vice President     & Chief
                                                                   since 2005; Skandia Global Markets     Executive
                                                                   - Chief Executive Officer, 1996 to     Officer since
                                                                   2004                                   2005
--------------------------------------------------------------------------------------------------------------------------
Thomas P. Malone         Vice President       Vice President       Sentinel Administrative Service        N/A
(49)                     and Treasurer        and Treasurer        Company - Vice President since
National Life Drive                           since 1997;          1997; Assistant Vice President, 1990
Montpelier, Vermont                           Assistant Vice       to 1997; Sentinel Variable Products
05604                                         President, 1990      Trust - Vice President & Treasurer
                                              to 1997              since 2000

----------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

                         Position(s)          Term of Office*
                         Held with            and Length of        Principal Occupation(s) During         Public
Name, Address, Age       the Funds            Time Served          Past Five Years                        Directorships
--------------------------------------------------------------------------------------------------------------------------
D. Russell Morgan        Chief                Chief                Sentinel Variable Products Trust,      N/A
(49)                     Compliance           Compliance           Sentinel Advisors Company, NL
National Life Drive      Officer              Officer since        Capital Management, Inc., National
Montpelier, Vermont                           2004; Secretary,     Life Variable Products Separate
05604                                         1998-2004            Accounts - Chief Compliance
                                                                   Officer since 2004; Sentinel
                                                                   Variable Products Trust -
                                                                   Secretary, 2000 to 2004; National
                                                                   Life Insurance Company - Assistant
                                                                   General Counsel, 2001 to 2004;
                                                                   Senior Counsel, 2000 to 2001;
                                                                   Counsel, 1994 to 2000; Equity
                                                                   Services, Inc. - Counsel, 1986 to
                                                                   2004; Sentinel Advisors Company, NL
                                                                   Capital Management, Inc., Sentinel
                                                                   Financial Services Company,
                                                                   Sentinel Administrative Service
                                                                   Company - Counsel, 1993 to 2004
--------------------------------------------------------------------------------------------------------------------------
John K. Landy (44)       Vice President       Vice President       Sentinel Administrative Service        N/A
National Life Drive                           since 2002           Company - Senior Vice President
Montpelier, Vermont                                                since 2003; Vice President, 1997 to
05604                                                              2003; Sentinel Variable Products
                                                                   Trust - Vice President since 2004
--------------------------------------------------------------------------------------------------------------------------
Scott G. Wheeler (40)    Assistant Vice       Assistant Vice       Sentinel Administrative Service        N/A
National Life Drive      President and        President and        Company - Assistant Vice President
Montpelier, Vermont      Assistant            Assistant            since 1998; Sentinel Variable
05604                    Treasurer            Treasurer since      Products Trust - Assistant Vice
                                              1998                 President and Assistant Treasurer
                                                                   since 2004

----------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

                         Position(s)          Term of Office*
                         Held with            and Length of        Principal Occupation(s) During         Public
Name, Address, Age       the Funds            Time Served          Past Five Years                        Directorships
--------------------------------------------------------------------------------------------------------------------------
Kerry A. Jung (32)       Secretary            Secretary since      National Life Insurance Company -      N/A
National Life Drive                           2005                 Senior Counsel since 2005; Sentinel
Montpelier, Vermont                                                Variable Products Trust - Secretary
05604                                                              since 2005; Equity Services,
                                                                   Inc., Sentinel Advisors Company, NL
                                                                   Capital Management, Inc., Sentinel
                                                                   Financial Services Company,
                                                                   Sentinel Administrative Service
                                                                   Company - Counsel since 2005;
                                                                   Strong Financial Corporation -
                                                                   Managing Counsel, 2004-2005;
                                                                   Associate Counsel, 2000 to 2004


Investment Adviser                     Custodian and Dividend Paying Agent
Sentinel Advisors Company              State Street Bank & Trust Company -
                                       Kansas City

Principal Underwriter
Sentinel Financial Services Company    Transfer Agent, Shareholder Servicing
                                       Agent and Administrator

Counsel                                Sentinel Administrative Service Company
Sidley Austin Brown & Wood LLP

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP

----------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

                       This page left blank intentionally.
90

                       Sentinel Information & Comment Form

------------------------------------   -------------------------------------------------------------------------------------

Comments

------------------------------------   Please send me more complete information, including a prospectus and the most
------------------------------------   current Quarterly Performance Report, for the fund(s) or products I've checked
------------------------------------   below. I will read all information carefully before I invest or send money.

------------------------------------   [ ]  Sentinel Flex Cap Opportunity Fund    [ ]  Sentinel Capital Markets Income Fund
------------------------------------   [ ]  Sentinel Small Company Fund           [ ]  Sentinel Bond Fund
------------------------------------   [ ]  Sentinel Mid Cap Growth Fund          [ ]  Sentinel Tax-Free Income Fund
------------------------------------   [ ]  Sentinel Core Mid Cap Fund            [ ]  Sentinel NY Tax-Free Income Fund
------------------------------------   [ ]  Sentinel International Equity Fund    [ ]  Sentinel PA Tax-Free Trust
------------------------------------   [ ]  Sentinel Growth Index Fund            [ ]  Sentinel Gov't. Securities Fund
------------------------------------   [ ]  Sentinel Common Stock Fund            [ ]  Sentinel Short Maturity Gov't. Fund
------------------------------------   [ ]  Sentinel Balanced Fund                [ ]  Sentinel U.S. Treas. Money Mkt. Fund
------------------------------------   [ ]  Sentinel High Yield Bond Fund         [ ]  Sentinel Advantage Variable Annuity

------------------------------------   Please send me information about:

------------------------------------   [ ]  Sentinel Destinations Retirement Plan Administration control for sponsors and administrators
------------------------------------   [ ]  Sentinel SingleSource Remitter Service
------------------------------------   [ ]  Retirement Planning - The 30 Minute Strategy Kit
------------------------------------   [ ]  Coverdell Education Savings Accounts
------------------------------------   [ ]  OnCall 24 Automated Account Interaction Service
------------------------------------   [ ]  American Guaranty & Trust Company trust services

------------------------------------   [ ]  Sentinel IRA Plans                    [ ]  403(b) Retirement Plan Kit
------------------------------------   [ ]  SIMPLE IRA Plans                      [ ]  Telephone Investment Service
------------------------------------   [ ]  Payroll Savings Direct Deposit        [ ]  Dollar Cost Averaging
------------------------------------   [ ]  Government Direct Deposit             [ ]  Asset Allocation - An Investor's Guide
------------------------------------   [ ]  Automatic Investment Plan             [ ]  Other (complete below)
------------------------------------   [ ]  Please send me a copy of A Shareholder's Guide to Services at Sentinel.

------------------------------------   ---------------------------------------------------------------------------------------

------------------------------------   ---------------------------------------------------------------------------------------

------------------------------------   ---------------------------------------------------------------------------------------

------------------------------------   Name
                                            ----------------------------------------------------------------------------------

------------------------------------   Address
                                               -------------------------------------------------------------------------------

------------------------------------   City                                       State                   Zip
                                            -------------------------------------       -----------------     ----------------

                                       Telephone (   )
                                                       -----------------------------------------------------------------------

------------------------------------
------------------------------------                           Sentinel Funds
------------------------------------                           Integrity Since 1934
------------------------------------                           Distributed by
------------------------------------   [GRAPHIC APPEARS HERE]  Sentinel Financial Services Company
------------------------------------                           National Life Drive, Montpelier, Vermont 05604
------------------------------------                           1-800-282-FUND (3863)
------------------------------------                           www.sentinelfunds.com

     Fold Here
--------------------------------------------------------------------------------

------------------------------------

------------------------------------

------------------------------------

                                                                      Place
                                                                   First Class
                                                                     Postage
                                                                      Here

                    Sentinel Financial Services Company
                    National Life Drive
                    Montpelier, Vermont 05604


--------------------------------------------------------------------------------
     Fold Here


Once Folded with the address showing on the outside, tape the long edge closed before mailing.

[GRAPHIC APPEARS HERE]   Sentinel Funds
                         Integrity Since 1934

Sentinel Flex Cap Opportunity Fund

Sentinel Small Company Fund

Sentinel Mid Cap Growth Fund

Sentinel Core Mid Cap Fund

Sentinel International Equity Fund

Sentinel Growth Index Fund

Sentinel Common Stock Fund

Sentinel Balanced Fund

Sentinel High Yield Bond Fund

Sentinel Capital Markets Income Fund

Sentinel Bond Fund

Sentinel Tax-Free Income Fund

Sentinel New York Tax-Free Income Fund

Sentinel Pennsylvania Tax-Free Trust

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel U.S. Treasury Money Market Fund

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332
www.sentinelfunds.com

Sentinel Financial Services Company
is a Member of
FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

SF0105A(0605)                                                     Cat. No. 43604

ITEM 2.   CODE OF ETHICS

--------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

--------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

--------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

--------------------------------------------------------------------------------
Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

--------------------------------------------------------------------------------
Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

--------------------------------------------------------------------------------
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

--------------------------------------------------------------------------------
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

--------------------------------------------------------------------------------
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

------------------------------------------------------------------------------

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

--------------------------------------------------------------------------------

(a)(1)  Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES

                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.


By:    s/ Christian W. Thwaites
------------------------------------
Name:  Christian W. Thwaites
Title: President & Chief Executive Officer and Director

Date:  August 8, 2005
------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      s/ Thomas P. Malone
------------------------------------
Name:    Thomas P. Malone
Title:   Vice President & Treasurer

Date:    August 3, 2005
------------------------------------